                                                   EQUITY FUNDS



                                            LOOMIS SAYLES AGGRESSIVE GROWTH FUND

                                                   LOOMIS SAYLES CORE VALUE FUND

                                             LOOMIS SAYLES EMERGING MARKETS FUND

                                            LOOMIS SAYLES GLOBAL TECHNOLOGY FUND

                                                       LOOMIS SAYLES GROWTH FUND

                                         LOOMIS SAYLES INTERNATIONAL EQUITY FUND

                                                LOOMIS SAYLES MID-CAP VALUE FUND

                                             LOOMIS SAYLES SMALL CAP GROWTH FUND

                                              LOOMIS SAYLES SMALL CAP VALUE FUND

                                                    LOOMIS SAYLES WORLDWIDE FUND


--------------------------------------------------------------------------------


                      [LOGO] LOOMIS * SAYLES FUNDS










                         SEMI-ANNUAL REPORT
                         MARCH 31, 2000

TABLE OF CONTENTS

Corporate Overview                                 1

Letter from the President                          2

Economic and Market Overview                       4

Institutional Class Total Return vs.
   Lipper Category and Lipper Category Index       8

Fund and Manager Reviews                          10

Portfolio of Investments                          30

Statements of Assets and Liabilities              74

Statements of Operations                          76

Statements of Changes in Net Assets               78

Financial Highlights                              88

Notes to Financial Statements                    106

CORPORATE OVERVIEW

LOOMIS SAYLES FUNDS

Loomis Sayles Funds is a Boston-based family of predominantly no-load mutual funds advised by Loomis, Sayles & Company, L.P. At Loomis Sayles Funds, we follow a simple strategy--we pay close attention to what we hear from our clients and the marketplace, then work to deliver high-quality products and services that exceed expectations.

Our "listening harder" creed lets us design products and services that truly answer our clients' needs. We offer a broad range of no-load funds to complement your investment objectives and strategies. We believe we run one of the most responsive support organizations in the business, providing timely information and insightful solutions.

Beyond that, we're structured to take advantage of our institutional heritage. The research department at Loomis, Sayles & Company, L.P. provides our portfolio managers with the fundamental research they need to make sound investment decisions. Our portfolio managers not only manage mutual funds, they manage large institutional accounts that demand and appreciate the style consistency that follows from our disciplined investment approach.

FOR INFORMATION ABOUT:

- Establishing an account

- Account procedures and status

- Exchanges

- Shareholder services

PHONE 800-626-9390

FOR ALL OTHER INFORMATION ABOUT THE FUNDS:

PHONE 800-633-3330

To request any of the following, press or say the number

1--Automated Account Balances, Last Transaction, and Distribution Information

2--Speak to a Customer Service Representative regarding an Existing Account

3--Net Asset Values and Yields

4--Speak to a Marketing Representative

5--Advisory and Broker/Dealer Services

6--Institutional and High Net Worth Operations, Trading and Client Services

AS ALWAYS, WE ARE INTERESTED IN YOUR COMMENTS ABOUT THE JOB WE ARE DOING AND IN ANSWERING ANY QUESTIONS YOU MAY HAVE. FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE LOOMIS SAYLES FUNDS, INCLUDING CHARGES AND EXPENSES, PLEASE CALL LOOMIS SAYLES DISTRIBUTORS, L.P. FOR A PROSPECTUS AT 800-633-3330 MONDAY THROUGH FRIDAY, 8:45 A.M. TO 4:45 P.M. EST. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

LOOMIS SAYLES EQUITY FUNDS                                                    1

LETTER FROM THE PRESIDENT

[PHOTO]
DANIEL J. FUSS
PRESIDENT AND
PORTFOLIO MANAGER

DEAR SHAREHOLDERS,

The last six months ended March 31, 2000 showed continued strength in the U.S. stock market and changing conditions in the U.S. bond market. The broad bond market finished 1999 on a disappointing note, with rising interest rates and negative returns for most sectors. While short-term rates continued to climb into 2000, the higher-quality, longer-term sectors rebounded somewhat during the first three months of 2000, led in large part by a bounce-back in the U.S. Treasury sector.

At Loomis Sayles, our domestic bond funds successfully persevered through the challenging bond market climate of the past six months. Spreads remained wide throughout the period, which presented us with excellent long-term buying opportunities. Because our expertise is in researching and selecting attractive bonds, we were very comfortable with this environment.

The worst may be over for the bond market, and we're probably already off the bottom. But, because short-term rates may continue to rise for a while, barring a stock market drop, the market shouldn't get away from us on the upside. It's a good time to be gradually buying discount, reasonable credits with fairly long maturities. It's also important to get extra value by emphasizing non-market-related factors. We have to remain cautious with corporate bonds, though, because it's a very competitive market. All in all, it's a better-than-average time to be in the market, particularly if focused on long, discount, non-U.S. Treasury securities.

In the equity arena, growth stocks across all capitalization ranges remained on a strong upward course, led by the powerful, high-flying technology sector. A couple of rallies among value stocks were short-lived, and the growth-stock sector emerged as the unrivaled style leader for the period. The Loomis Sayles growth-oriented stock funds benefited nicely from this trend and posted attractive six-month returns. Nevertheless, we continue to believe that value stocks remain good long-term investments, and we have been able to take advantage of good buying opportunities within this sector.

As we look ahead, the levels of debt in the economies of the major countries remain a valid concern. As short-term interest rates move up, this may serve as a depressant on the financial markets and a slowing mechanism for the economies. Nevertheless, this one factor alone doesn't seem to be enough to put an end to the economic expansion. In fact, unless the central banks go overboard, we believe that there really is no visible factor threatening to clobber the economies.

There are many factors, though, that appear to be dampeners of economic growth, particularly in North America: relatively full employment, rising short-term interest rates and the resulting slowing of private-sector borrowing, and some deterioration in consumer sentiment. Put together, these factors could and should slow the level of economic expansion to something more in line with normal growth.

The magnitude of stock-market leverage also is an important and growing concern in the U.S., Europe and Japan. The Federal Reserve Board has said it won't raise margin requirements, but a market that trends sharply downwards could feed on itself. Those investing in volatile instruments with borrowed money eventually will have to face up to it, and this really could put a damper on the stock market and the economy. Stock market valuations in the U.S., and to a lesser degree in Europe, also remain a concern given the extraordinary returns in the past five years. These are huge markets, and a return to more normalized performance could be disappointing in the future. If this does occur, though, I suspect it will be a gradual process.

Sincerely,

/s/ Daniel J. Fuss

Daniel J. Fuss
President
Loomis Sayles Funds

LOOMIS SAYLES EQUITY FUNDS                                                    3

ECONOMIC AND MARKET OVERVIEW

LOOMIS SAYLES ECONOMIC AND MARKET OVERVIEW
SEMI-ANNUAL REPORT FOR THE PERIOD ENDED MARCH 31, 2000

STOCK MARKET REVIEW
The broad-based stock market continued its amazing run during 1999, posting its fifth-consecutive year of returns in excess of 20% (as measured by the S&P 500 Index). Much of last year's performance was concentrated in the fourth quarter, when the S&P 500 Index was up 14.9%, primarily on strong technology sector returns.

The upward trend continued into 2000, but volatility among the soaring technology sector in the final few weeks of the first quarter slowed down the market. The S&P 500 ended the first quarter with a return of 2.3% and posted a 17.6% return for the six-month period ended March 31, 2000.

Two distinguishing characteristics of the period were the continued dominance of growth over value and the outperformance of small-cap stocks versus their larger counterparts. After a very strong fourth quarter 1999, in which the Russell 2000 Growth Index returned an astounding 33.4%, small-cap stocks were up 7.1% in the first quarter of 2000. For the entire six-month period, the Russell 2000 Growth Index was up 45.75%, outpacing the larger S&P 500 Index by 28 percentage points.

Once again, the technology and telecommunications sectors fueled the market's drive across all capitalization ranges, and the sectors' strength was the primary reason that growth stocks maintained "favored" status over value stocks. Even within the value sector, technology and communications companies were the performance leaders.

Among the more notable events of the period, the January 10, 2000 merger announcement between America Online and Time Warner gave the markets a big boost. In addition, the technology-heavy Nasdaq Index shattered several records during the period. But, a downward trend emerged in the final weeks of March, reinforcing the volatility inherent among technology stocks and igniting a leadership battle between "old economy" and "new economy" companies. A study by Pegasus Research published in BARRON'S stated that 51 of 207 surveyed internet firms were "likely to run out of funds soon", including such high-profile names as music vendor CDNow and Peapod, the online grocer which saw its value drop by 56% in one day when its CEO suddenly resigned and investors pulled $120 million in financing.

Across the board, international stocks also enjoyed a strong fourth quarter, which capped off a year that saw the EAFE (Europe, Australasia, Far East) Index outperforming the S&P 500 Index for the first full year since 1994. But EAFE retreated during the first quarter of 2000, as Japan's recovery hit a roadblock, bringing the rest of developed Asia down with it. Performance was stronger throughout the period among the emerging markets, particularly oil exporting nations such as Mexico and Venezuela.

BOND MARKET REVIEW
It was almost as if there were two different bond markets over the last six months. In the fourth quarter of 1999 there was a noticeable trend of investors willing to take on some credit risk. In the battle between rising interest rates and strengthening credits, strengthening credits emerged the winner, and high-yield bonds were the leading performers. Government bonds, which are only sensitive to interest-rate movements, finished the quarter on a negative note.

The first quarter of 2000 saw a reversal of this activity. A flight to quality emerged, as investors showed little concern for interest rate hikes alone. Instead, they acted on the notion that for lower-rated credits, higher interest rates would make it more costly to raise capital.

The bond market also was bolstered in the first quarter of 2000 by the U.S. Treasury department's announcement that it was buying back long-term debt. This created huge demand for long-term Treasuries and led to an inverted yield curve, with rates peaking at about the 10-year range. At the beginning of the quarter, the two-year Treasury yielded 6.24% and the 30-year Treasury was at 6.48%. By the end of March, the yield on the two-year Treasury was up to 6.49%, while the yield on the 30-year Treasury had fallen to 5.84%.

For the entire six-month period, government bonds outperformed all other fixed-income securities with a return of 2.7%, as measured by the Lehman Brothers Government Bond Index. Mortgage-backed securities were up 1.8%, according to the Lehman Brothers Fixed Rate Mortgage-Backed Index, and investment-grade corporate securities, as measured by Lehman Brothers Government/Corporate Bond Index, were up 1.5%. High-yield bonds, as measured by the Lehman Brothers High Yield Bond Index, finished the six-month period down 0.7%.

U.S. AND GLOBAL ECONOMIC REVIEW
Continuing in its proactive battle against inflationary signs, the Federal Reserve Board implemented three separate quarter-point interest rate increases during the six-month period. The last increase, on March 21, 2000, came on the heels of news that the annual growth rate in the fourth-quarter of 1999 was an astounding 6.9%-about twice the rate that Alan Greenspan would like to see. Inflation remained relatively dormant during the period. Labor costs have gone up slightly, but most of this seems to be offset by increased efficiency due to technological advances.

Clearly, the Federal Reserve's efforts have not phased the economy or investors as much as Chairman Greenspan might like. For example, growth-oriented companies-investor favorites for the last several years-have basically been immune to the rate increases. When these companies have needed cash, all they have had to do is sell more stock, and there has been no shortage of buyers. As such, the general consensus is that the Federal Reserve will raise interest rates several more times.


LOOMIS SAYLES EQUITY FUNDS                                                    5

Outside the U.S., we believe economic conditions generally remain favorable throughout Europe, although the Euro recently weakened to a record low against the U.S. dollar. Most European countries have shown robust GDP growth. In particular, France, which is Europe's second-largest economy, grew at an annualized rate of 3.6% in the fourth quarter of 1999. Germany, Europe's largest and most influential economy, showed a 3.3% annualized GDP in the fourth quarter. The outlook for Germany remains especially positive, as the ruling coalition has implemented encouraging budgetary and tax reforms designed to support more of a free-market economy than a government-subsidized economy.

In Japan, GDP plunged 5.5% (annualized) in the fourth quarter, representing the country's third-largest decline since GDP data was first collected in 1960. This was the second decline in as many quarters. Two economic "shocks" contributed to the fourth quarter's plunge: the completion of the government's final fiscal stimulus package and the strong appreciation of the yen. The outlook for Japan remains uncertain, as the government struggles to implement a plan to put economic growth back on track.

[THIS PAGE INTENTIONALLY LEFT BLANK]


LOOMIS SAYLES EQUITY FUNDS                                                    7

INSTITUTIONAL CLASS

TOTAL RETURN(1) VS. LIPPER CATEGORY AND LIPPER CATEGORY INDEX(2) FOR THE PERIODS ENDED MARCH 31, 2000
-------------------------------------------------------------------------------------------------------------------
                                                                                           MODIFIED       ACTUAL
                                                   6 MONTHS*  1 YEAR   3 YEARS  5 YEARS  INCEPTION(3)  INCEPTION(4)
-------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND                132.89    197.86    75.12     NA          NA          65.80
  Lipper Multi-Cap Growth Funds Average %            55.59     65.13    40.24     NA          NA          34.36
  Rank                                                NA       4/372    4/257     NA          NA          1/249
  Percentile                                          NA         1        2       NA          NA            1
  Lipper Multi-Cap Growth Funds Index %              52.20     57.39    38.51     NA          NA          33.67

LOOMIS SAYLES CORE VALUE FUND                         0.10     (4.73)   10.08    15.13       12.70        13.31
  Lipper Multi-Cap Value Funds Average %              7.78      7.92    12.96    16.32       13.55          NA
  Rank                                                NA      424/483  227/318  132/204     68/100          NA
  Percentile                                          NA        88       72       65          68            NA
  Lipper Multi-Cap Value Funds Index %                5.64      5.42    12.18    16.07       13.71          NA

LOOMIS SAYLES EMERGING MARKETS FUND                   NA        NA       NA       NA         59.89       112.50
  Lipper Emerging Markets Funds Average %             NA        NA       NA       NA         23.24          NA
  Rank                                                NA        NA       NA       NA         4/195          NA
  Percentile                                          NA        NA       NA       NA           3            NA
  Lipper Emerging Markets Funds Index %               NA        NA       NA       NA         20.02          NA

LOOMIS SAYLES GLOBAL TECHNOLOGY FUND                  NA        NA       NA       NA          4.36        41.10
  Lipper Science and Technology Funds
    Average %                                         NA        NA       NA       NA         (4.86)         NA
  Rank                                                NA        NA       NA       NA         5/158          NA
  Percentile                                          NA        NA       NA       NA           4            NA
  Lipper Science and Technology Funds Index %         NA        NA       NA       NA         (3.04)         NA

LOOMIS SAYLES GROWTH FUND                            47.88     46.83    31.97    26.73       18.43        19.20
  Lipper Large-Cap Growth Funds Average %            38.47     38.08    36.45    29.39       20.08          NA
  Rank                                                NA       86/436  190/273  131/185      53/73          NA
  Percentile                                          NA        20       70       71          73            NA
  Lipper Large-Cap Growth Funds Index %              35.74     35.07    36.67    30.95       21.09          NA

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
(1) TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. TOTAL RETURN SHOWN FOR PERIODS OF ONE YEAR OR LESS REPRESENTS CUMULATIVE TOTAL RETURN. TOTAL RETURN FOR PERIODS GREATER THAN ONE YEAR REPRESENTS AVERAGE ANNUAL TOTAL RETURN. TOTAL RETURN SHOWN REFLECTS, IF ANY, THE EFFECT OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. ABSENT SUCH FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, TOTAL RETURN WOULD HAVE BEEN LOWER.
(2) LIPPER CATEGORY TOTAL RETURN REPRESENTS THE AVERAGE TOTAL RETURN FOR ALL FUNDS IN EACH FUND'S CORRESPONDING INVESTMENT CATEGORY AS DETERMINED BY LIPPER INC. THE LIPPER CATEGORY INDEX TOTAL RETURN REPRESENTS THE AVERAGE TOTAL RETURN OF 30 FUNDS, OR 10 FUNDS FOR THE GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX, IN EACH FUND'S CORRESPONDING INVESTMENT CATEGORY AS DETERMINED BY LIPPER INC. RANKINGS ARE BASED ON THE TOTAL RETURN OF EACH FUND FOR THE PERIOD RELATIVE TO THE TOTAL RETURN OF ALL FUNDS IN THAT FUND'S CORRESPONDING INVESTMENT CATEGORY. SOURCE: LIPPER INC.
* NOT ANNUALIZED.

-------------------------------------------------------------------------------------------------------------------
                                                                                           MODIFIED       ACTUAL
                                                   6 MONTHS*  1 YEAR   3 YEARS  5 YEARS  INCEPTION(3)  INCEPTION(4)
-------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES INTERNATIONAL EQUITY FUND              72.37    104.38    28.75    21.93      15.92         15.81
  Lipper International Funds Average %               26.97     39.77    18.02    15.42      11.98           NA
  Rank                                                NA       13/643   44/423   27/254      6/58           NA
  Percentile                                          NA         3       11       11         11             NA
  Lipper International Funds Index %                 25.50     36.93    17.81    16.69      12.60           NA

LOOMIS SAYLES MID-CAP VALUE FUND                     13.36     17.53    11.88     NA         NA           11.26
  Lipper Mid-Cap Value Funds Average %               16.89     21.90    14.72     NA         NA           13.23
  Rank                                                NA      108/185   67/122    NA         NA           58/120
  Percentile                                          NA        59       55       NA         NA             49
  Lipper Mid-Cap Value Funds Index %                 16.07     21.35    12.71     NA         NA           11.03

LOOMIS SAYLES SMALL CAP GROWTH FUND                  78.61    114.34    54.76     NA         NA           42.40
  Lipper Small-Cap Growth Funds Average %            65.68     93.41    37.34     NA         NA           29.26
  Rank                                                NA       58/253   17/155    NA         NA           25/148
  Percentile                                          NA        23       11       NA         NA             17
  Lipper Small-Cap Growth Funds Index %              68.86     96.42    34.31     NA         NA           26.27

LOOMIS SAYLES SMALL CAP VALUE FUND                   14.46     23.36    11.51    17.09      16.58         16.76
  Lipper Small-Cap Value Funds Average %             12.87     24.01     9.54    14.24      13.19           NA
  Rank                                                NA      134/328   64/183   26/108      4/31           NA
  Percentile                                          NA        41       35       24         13             NA
  Lipper Small-Cap Value Funds Index %                7.94     17.99     8.31    12.04      12.19           NA

LOOMIS SAYLES WORLDWIDE FUND                         57.68     70.09    22.98     NA        20.03         19.85
  Lipper Global Flexible Portfolio Funds
    Average %                                        16.84     22.55    14.54     NA        13.33           NA
  Rank                                                NA       4/105     8/83     NA         6/68           NA
  Percentile                                          NA         4       10       NA          9             NA
  Lipper Global Flexible Portfolio Funds Index %     15.98     23.52    15.17     NA        14.18           NA

(3) FOR THOSE FUNDS WITH INCEPTION DATES OTHER THAN MONTH-END, MODIFIED INCEPTION REFLECTS THE NEAREST LIPPER REPORTING PERIOD FOLLOWING ACTUAL INCEPTION. LIPPER PERFORMANCE IS REPORTED AS OF MONTH END.

(4) ACTUAL INCEPTION DATES:
    AGGRESSIVE GROWTH FUND         DECEMBER 31, 1996
    CORE VALUE FUND                MAY 13, 1991
    EMERGING MARKETS FUND          NOVEMBER 9, 1999
    GLOBAL TECHNOLOGY FUND         FEBRUARY 1, 2000
    GROWTH FUND                    MAY 16, 1991
    INTERNATIONAL EQUITY FUND      MAY 10, 1991
    MID-CAP VALUE FUND             DECEMBER 31, 1996
    SMALL CAP GROWTH FUND          DECEMBER 31, 1996
    SMALL CAP VALUE FUND           MAY 13, 1991
    WORLDWIDE FUND                 MAY 1, 1996

LOOMIS SAYLES EQUITY FUNDS                                                    9

FUND AND MANAGER REVIEW

[PHOTO]                                [PHOTO]
CHRISTOPHER R. ELY                     PHILIP C. FINE

[PHOTO]
DAVID L. SMITH

LOOMIS SAYLES AGGRESSIVE GROWTH FUND

KEY FUND FACTS

OBJECTIVE Long-term growth of capital

STRATEGY Invests primarily in stocks with market capitalization falling within the capitalization range of the Russell Mid-Cap Growth Index

FUND INCEPTION DATE 12/31/96

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 1/2/97, Retail: 1/2/97

EXPENSE RATIO Institutional: 1.00%, Retail: 1.25%

TOTAL NET ASSETS (ALL CLASSES) $74.1 MM

--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional and Retail classes of the Aggressive Growth Fund returned 132.89% and 132.47%, respectively, compared to the 68.93% return for the Fund's benchmark, the Russell Mid-Cap Growth Index. The average multi-cap growth fund, as measured by Lipper Inc., posted a total return of 55.59% for the same period.

PORTFOLIO REVIEW
After 1999 ended on a very strong note for small- and mid-cap growth stocks, we expected the market to consolidate during the first quarter of 2000, particularly because short-term interest rates were rising significantly, equity prices were surging and valuations were high. Nevertheless, these stocks continued advancing well into the quarter, before retreating somewhat toward the end of the period.

The Fund remained strongly weighted in the technology sector during the six months, with emphasis on electronics, telecommunications and software. Individual stock selection within these areas drove the Fund's strong six-month return, but many technology stocks fell from their highs during the last few weeks of March. Healthcare stocks also were significantly represented in the Fund. The biotechnology area of healthcare was particularly strong during the first several weeks of 2000, before plunging on valuation concerns. We also continued to take advantage of a busy IPO (initial public offering) market, as many exciting companies went public with mid-cap stocks. Furthermore, the financial services sector started showing signs of life during the first quarter of 2000, so we started adding to the Fund's exposure. This sector previously had been one of the smallest and weakest components of the portfolio.

PORTFOLIO POSITIONING
We view the current correction as an opportunity to upgrade the portfolio into certain stocks that were too expensive to purchase before. It is important to remember that we believe that economic growth remains strong, and fundamental performance for many small- and mid-cap companies is expected to remain solid in the months ahead. We also plan to continue to participate in the IPO market as long as we can identify solid fundamental opportunities in the mid-cap universe.

/s/ Christopher R. Ely        /s/ Philip C. Fine         /s/ David L. Smith

Christopher R. Ely            Phillip C. Fine            David L. Smith

                                                      AVERAGE ANNUAL RETURNS (%)-PERIODS ENDED MARCH 31, 2000
-------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                                                                  6 Months*   1 Year   3 Years   Inception(a)
-------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND (INSTITUTIONAL)                 132.89   197.86     75.12          65.80
LOOMIS SAYLES AGGRESSIVE GROWTH FUND (RETAIL)                        132.47   196.94     74.62          65.36
Lipper Multi-Cap Growth Funds Index(b)                                52.20    57.39     38.51          33.67
Russell Mid Cap Growth Index(c)                                       68.93    77.20     40.05          34.92

[CHART]

                            CUMULATIVE PERFORMANCE-DECEMBER 31, 1996 TO MARCH 31, 2000
--------------------------------------------------------------------------------------
                             Loomis Sayles      Lipper Multi-Cap
                         Aggressive Growth          Growth Funds       Russell Mid-Cap
                                   Fund(d)                 Index          Growth Index
--------------------------------------------------------------------------------------
12/31/96                           $10,000               $10,000               $10,000
1/31/97                            $10,620               $10,480               $10,443
2/28/97                            $10,290               $10,191               $10,213
3/31/97                             $9,630                $9,665                $9,635
4/30/97                             $9,740                $9,971                $9,872
5/31/97                            $10,620               $10,817               $10,756
6/30/97                            $10,720               $11,223               $11,054
7/31/97                            $11,810               $12,257               $12,112
8/31/97                            $11,540               $11,921               $11,994
9/30/97                            $12,570               $12,675               $12,601
10/31/97                           $12,290               $12,115               $11,970
11/30/97                           $11,910               $12,191               $12,096
12/31/97                           $12,265               $12,295               $12,254
1/31/98                            $11,625               $12,349               $12,033
2/28/98                            $12,553               $13,376               $13,165
3/31/98                            $12,980               $14,029               $13,717
4/30/98                            $13,322               $14,191               $13,903
5/31/98                            $12,724               $13,652               $13,331
6/30/98                            $13,375               $14,354               $13,708
7/31/98                            $12,692               $14,004               $13,121
8/31/98                            $10,119               $11,412               $10,617
9/30/98                            $11,219               $12,234               $11,420
10/31/98                           $11,977               $12,922               $12,261
11/30/98                           $12,073               $13,821               $13,088
12/31/98                           $13,680               $15,344               $14,443
1/31/99                            $13,813               $16,287               $14,876
2/28/99                            $13,537               $15,438               $14,149
3/31/99                            $17,363               $16,317               $14,937
4/30/99                            $18,248               $16,713               $15,617
5/31/99                            $18,923               $16,391               $15,416
6/30/99                            $21,400               $17,537               $16,493
7/31/99                            $21,234               $17,142               $15,968
8/31/99                            $22,473               $16,970               $15,802
9/30/99                            $22,207               $16,873               $15,667
10/31/99                           $27,803               $18,062               $16,879
11/30/99                           $32,629               $19,510               $18,626
12/31/99                           $40,738               $22,456               $21,851
1/31/00                            $41,880               $22,229               $21,847
2/29/00                            $56,943               $25,782               $26,440
3/31/00                            $51,718               $25,681               $26,467

The Fund's strong performance was attributable to unusually favorable conditions that are not likely to be sustainable, including strong sector weightings in business services, energy and technology, and investments in initial public offerings (IPOs).

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. A significant portion of the Fund's returns were attributable to investments in IPOs. No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it currently does and there is no guarantee that that these high risk investments will have the same effect on the Fund's performance if they are made in the future.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASS OF SHARES IS DECEMBER 31, 1996.
(b) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS BEEN CHANGED FROM MID-CAP FUNDS TO MULTI-CAP GROWTH FUNDS. THE LIPPER MULTI-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE MULTI-CAP GROWTH FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c) THE RUSSELL MID-CAP GROWTH INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF THOSE RUSSELL MID-CAP COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE STOCKS ARE ALSO MEMBERS OF THE RUSSELL 1000 VALUE INDEX. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.
(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASSES OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASSES OF SHARES, BE LOWER.
*   NOT ANNUALIZED.


LOOMIS SAYLES EQUITY FUNDS                                                    11

FUND AND MANAGER REVIEW

[PHOTO]                                [PHOTO]
JAMES L. CARROLL                       ISAAC H. GREEN

[PHOTO]
JEFFREY W. WARDLOW

LOOMIS SAYLES CORE VALUE FUND

KEY FUND FACTS

OBJECTIVE Long-term growth of capital and income

STRATEGY Invests in stocks considered to be undervalued in relation to the issuer's earnings, dividends, assets and growth prospects

FUND INCEPTION DATE 5/13/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/13/91, Retail: 1/2/97

EXPENSE RATIO Institutional: 0.82%, Retail: 1.10%

TOTAL NET ASSETS (ALL CLASSES) $50.6 MM

--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional and Retail classes of the Core Value Fund returned 0.10% and -0.01%, respectively, compared to the 17.51% return for the Fund's benchmark, the Standard & Poor's 500 Index. The average multi-cap value fund, as measured by Lipper Inc., posted a total return of 7.78% for the same period.

PORTFOLIO REVIEW
Conditions remained unfavorable for value stocks throughout the six-month period, as the market continued an overwhelming preference for growth stocks. After a dismal fourth quarter 1999, in which the Fund's return was hindered by certain poorly-performing defense, energy, consumer cyclical and old-line technology stocks, we made strides to increase portfolio exposure to specific technology sectors and improve the earnings momentum of the portfolio.

As such, we added stocks representing good "relative value" that is, they offer price/earnings ratios that on an absolute basis may appear higher than usual, but relative to their above-average future earnings are attractive. Technology stocks recently offering good relative value include semiconductor companies, software manufacturers and computer makers, all of which have been represented in the Fund.

The healthcare sector offered good performance throughout the period, while energy was mixed. Declining oil prices in the fourth quarter contributed to poor stock performance, but as oil prices reversed course in the first quarter of 2000, energy stocks rebounded and the group finished as one of the Fund's top-performing sectors.

PORTFOLIO POSITIONING
We continue to believe that a value-oriented strategy makes sense over the long term, and we continue to find many attractive stocks and sectors in the value arena. At the same time, we are making strides to adapt to the market's new landscape. We believe that the definition of "value" is changing as investors adjust to today's dynamic market and its emphasis on "new economy" stocks.

/s/ James L. Carroll         /s/ Isaac H. Green         /s/ Jeffrey W. Wardlow

James L. Carroll             Isaac H. Green             Jeffrey W. Wardlow

                                                   AVERAGE ANNUAL TOTAL RETURNS (%)-PERIODS ENDED MARCH 31, 2000
----------------------------------------------------------------------------------------------------------------
                                                                                                           Since
                                                        6 Months*   1 Year   3 Years   5 Years(a)   Inception(a)
----------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES CORE VALUE FUND (INSTITUTIONAL)                0.10   (4.73)     10.08        15.13          13.31
LOOMIS SAYLES CORE VALUE FUND (RETAIL)                      (0.01)  (4.97)      9.77        14.92          13.19
Lipper Multi-Cap Value Funds Index(b)                        5.64    5.42      12.18        16.07          13.71
S&P 500 Index(c)                                            17.51   17.94      27.40        26.76          19.14

[CHART]

                    CUMULATIVE PERFORMANCE-MAY 31, 1991 TO MARCH 31, 2000
-------------------------------------------------------------------------
                                               Lipper
                  Loomis Sayles       Multi-Cap Value
             Core Value Fund(d)           Funds Index       S&P 500 Index
-------------------------------------------------------------------------
5/31/91                 $10,000               $10,000             $10,000
6/30/91                  $9,431                $9,576              $9,542
7/31/91                  $9,744                $9,955              $9,987
8/31/91                  $9,961               $10,161             $10,223
9/30/91                  $9,716               $10,110             $10,052
10/31/91                 $9,754               $10,281             $10,167
11/30/91                 $9,116                $9,664              $9,777
12/31/91                $10,157               $10,790             $10,895
1/31/92                 $10,485               $10,812             $10,692
2/29/92                 $10,706               $11,030             $10,830
3/31/92                 $10,456               $10,827             $10,620
4/30/92                 $10,697               $10,983             $10,932
5/31/92                 $10,716               $11,104             $10,985
6/30/92                 $10,485               $10,961             $10,822
7/31/92                 $10,909               $11,294             $11,264
8/31/92                 $10,591               $11,095             $11,033
9/30/92                 $10,668               $11,271             $11,163
10/31/92                $10,764               $11,323             $11,208
11/30/92                $11,361               $11,761             $11,583
12/31/92                $11,589               $12,005             $11,725
1/31/93                 $11,850               $12,213             $11,823
2/28/93                 $11,961               $12,278             $11,984
3/31/93                 $12,182               $12,646             $12,237
4/30/93                 $11,860               $12,404             $11,941
5/31/93                 $12,121               $12,695             $12,261
6/30/93                 $12,111               $12,782             $12,297
7/31/93                 $12,021               $12,866             $12,247
8/31/93                 $12,503               $13,377             $12,712
9/30/93                 $12,433               $13,368             $12,614
10/31/93                $12,704               $13,569             $12,875
11/30/93                $12,523               $13,324             $12,753
12/31/93                $12,965               $13,654             $12,907
1/31/94                 $13,464               $14,096             $13,346
2/28/94                 $13,329               $13,627             $12,983
3/31/94                 $12,779               $13,277             $12,417
4/30/94                 $13,038               $13,455             $12,577
5/31/94                 $13,183               $13,607             $12,783
6/30/94                 $12,779               $13,359             $12,470
7/31/94                 $13,225               $13,719             $12,879
8/31/94                 $13,806               $14,251             $13,407
9/30/94                 $13,329               $13,939             $13,079
10/31/94                $13,308               $14,082             $13,373
11/30/94                $12,685               $13,543             $12,886
12/31/94                $12,851               $13,669             $13,077
1/31/95                 $13,123               $13,880             $13,416
2/28/95                 $13,642               $14,438             $13,939
3/31/95                 $14,213               $14,767             $14,351
4/30/95                 $14,746               $15,143             $14,773
5/31/95                 $15,378               $15,698             $15,364
6/30/95                 $15,487               $15,987             $15,720
7/31/95                 $16,086               $16,574             $16,242
8/31/95                 $16,173               $16,751             $16,283
9/30/95                 $16,685               $17,216             $16,970
10/31/95                $16,271               $16,910             $16,909
11/30/95                $17,011               $17,629             $17,651
12/31/95                $17,378               $17,907             $17,991
1/31/96                 $17,891               $18,457             $18,603
2/29/96                 $18,046               $16,729             $18,776
3/31/96                 $18,237               $18,946             $18,957
4/30/96                 $18,237               $19,239             $19,236
5/31/96                 $18,583               $19,553             $19,733
6/30/96                 $18,619               $19,420             $19,808
7/31/96                 $17,939               $18,632             $18,933
8/31/96                 $18,368               $19,206             $19,332
9/30/96                 $19,283               $19,992             $20,421
10/31/96                $19,810               $20,383             $20,983
11/30/96                $21,192               $21,729             $22,569
12/31/96                $21,056               $21,666             $22,122
1/31/97                 $22,163               $22,474             $23,504
2/28/97                 $22,311               $22,745             $23,688
3/31/97                 $21,555               $22,032             $22,715
4/30/97                 $22,311               $22,640             $24,071
5/31/97                 $23,661               $24,071             $25,537
6/30/97                 $24,822               $24,999             $26,683
7/31/97                 $26,989               $26,837             $28,804
8/31/97                 $26,136               $26,242             $27,190
9/30/97                 $27,470               $27,497             $26,679
10/31/97                $26,452               $26,350             $27,721
11/30/97                $27,236               $26,911             $29,005
12/31/97                $27,236               $27,497             $29,533
1/31/98                 $27,268               $27,433             $29,829
2/28/98                 $29,073               $29,321             $31,981
3/31/98                 $29,952               $30,639             $33,619
4/30/98                 $30,199               $30,812             $33,957
5/31/98                 $29,674               $30,128             $33,373
6/30/98                 $29,628               $30,096             $34,729
7/31/98                 $28,301               $28,932             $34,359
8/31/98                 $24,322               $24,505             $29,399
9/30/98                 $25,988               $25,520             $31,274
10/31/98                $28,194               $27,621             $33,618
11/30/98                $29,165               $28,813             $35,870
12/31/98                $30,074               $29,291             $37,934
1/31/99                 $30,004               $29,394             $39,521
2/28/99                 $29,119               $26,710             $36,292
3/31/99                 $30,178               $29,503             $39,826
4/30/99                 $32,348               $32,126             $41,367
5/31/99                 $32,157               $31,959             $40,390
6/30/99                 $32,973               $32,966             $42,636
7/31/99                 $31,758               $31,866             $41,300
8/31/99                 $30,421               $30,768             $41,096
9/30/99                 $28,719               $29,441             $39,969
10/31/99                $29,796               $30,352             $42,499
11/30/99                $29,609               $30,339             $43,372
12/31/99                $29,674               $31,030             $45,917
1/31/00                 $28,395               $29,692             $43,609
2/29/00                 $26,113               $26,129             $42,784
3/31/00                 $28,749               $31,103             $46,968

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 13, 1991. SINCE LIPPER MULTI-CAP VALUE FUNDS INDEX AND S&P 500 INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATE OF THE RETAIL CLASS OF SHARES IS DECEMBER 31, 1996. PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIOD SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.
(b) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS BEEN CHANGED FROM GROWTH AND INCOME FUNDS TO MULTI-CAP VALUE FUNDS. THE LIPPER MULTI-CAP VALUE FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE MULTI-CAP VALUE FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c) S&P 500 INDEX IS A CAPITALIZATION-WEIGHTED, UNMANAGED TOTAL RETURN INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS, REPRESENTING INDUSTRIAL, UTILITY, TRANSPORTATION, AND FINANCIAL COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND IN THE OVER-THE-COUNTER MARKET. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.
(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.
*   NOT ANNUALIZED.


LOOMIS SAYLES EQUITY FUNDS                                                    13

FUND AND MANAGER REVIEW

[PHOTO]                                [PHOTO]
ESWAR MENON                            JOHN TRIBOLET

[PHOTO]
ALEXANDER MUROMCEW

LOOMIS SAYLES EMERGING MARKETS FUND

KEY FUND FACTS

OBJECTIVE Long-term capital growth

STRATEGY Invests primarily in stocks of issuers located in countries with emerging securities markets

FUND INCEPTION DATE 11/9/99

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 11/9/99

EXPENSE RATIO Institutional: 2.25%

TOTAL NET ASSETS 4.5 MM

--------------------------------------------------------------------------------

PERFORMANCE
For the period from the Fund's inception on November 9, 1999, through March 31, 2000, the Institutional class of the Emerging Markets Fund returned 112.50%, compared to the 14.89% return for the Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index. The average emerging markets fund, as measured by Lipper Inc., posted a total return of 23.24% for the same period.

PORTFOLIO REVIEW
After finishing 1999 on a strong note, emerging markets continued to show solid performance in the first quarter of 2000. In particular, the oil-producing countries, such as Mexico and Venezuela, showed strong returns due to rising oil prices. Also, Brazil benefited from continued economic strength.

The Loomis Sayles Emerging Markets Fund performed well during the period, outperforming the MSCI-EMF Index as well as the Lipper Emerging Markets Fund Average. This outperformance was due to strong stock selection in Mexico, Brazil, Russia and Tawain, and to an overweighting relative to the Index in Israel and Hong Kong. The Fund also benefited from having little exposure to many of the Asian countries that saw declines during the period.

PORTFOLIO POSITIONING
We structure the Fund's portfolio using a fundamental bottom-up approach, and we expect to remain fully invested at all times. Of course, portfolio strategy and investments will change as fundamentals in the individual companies change. As of March 31, 2000, the largest country weightings in the portfolio were U.S. at 13%, Israel at 12% and India at 11%, reflecting where we believe some of the best opportunities exist.

/s/ Eswar Menon         /s/ John Tribolet         /s/ Alexander Muromcew
Eswar Menon             John Tribolet             Alexander Muromcew

                 AVERAGE ANNUAL RETURNS (%)-PERIODS ENDED MARCH 31, 2000
------------------------------------------------------------------------
                                                                   Since
                                                            Inception(a)
------------------------------------------------------------------------
LOOMIS SAYLES EMERGING MARKETS FUND (INSTITUTIONAL)               112.50
Lipper Emerging Markets Funds Index(b)                             20.02
Morgan Stanley Capital International EMF Index(c)                  14.89

                                   CUMULATIVE PERFORMANCE-NOVEMBER 30, 1999 TO MARCH 31, 2000
---------------------------------------------------------------------------------------------
                                                                               Morgan Stanley
                            Loomis Sayles         Lipper Emerging       Capital International
                     Emerging Market Fund      Markets Funds Index                  EMF Index
---------------------------------------------------------------------------------------------
11/30/99                          $10,000                 $10,000                     $10,000
12/31/99                          $12,935                 $11,757                     $11,259
1/31/00                           $12,310                 $11,621                     $11,304
2/29/00                           $15,478                 $11,966                     $11,450
3/31/00                           $15,989                 $12,002                     $11,489

The Fund's strong performance was attributable to unusually favorable conditions that are not likely to be sustainable, including stong sector weightings in business services and technology, and investments in initial public offerings (IPOs).

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. A significant portion of the Fund's returns were attributable to investments in IPOs. No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it currently does and there is no guarantee that that these high risk investments will have the same effect on the Fund's performance if they are made in the future.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS NOVEMBER 9, 1999. SINCE LIPPER EMERGING MARKETS FUNDS INDEX AND MORGAN STANLEY CAPITAL INTERNATIONAL EMF INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM NOVEMBER 30, 1999.
(b) THE LIPPER EMERGING MARKETS FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 10 LARGEST MUTUAL FUNDS WITHIN THE EMERGING MARKETS FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c) THE MORGAN STANLEY CAPITAL INTERNATIONAL EMF INDEX IS AN UNMANAGED REGIONAL INDEX COMPRISING OF 25 EMERGING MARKET COUNTRIES.


LOOMIS SAYLES EQUITY FUNDS                                                    15

FUND AND MANAGER REVIEW

[PHOTO]                         [PHOTO]                     [PHOTO]
CHRISTOPHER R. ELY              PHILIP C. FINE              DAVID L. SMITH

[PHOTO]                         [PHOTO]                     [PHOTO]
ESWAR MENON                     JOHN TRIBOLET               ALEXANDER MUROMCEW

LOOMIS SAYLES GLOBAL TECHNOLOGY FUND

KEY FUND FACTS

OBJECTIVE Long-term capital growth

STRATEGY Invests in stocks of technology companies located in United States or abroad

FUND INCEPTION DATE 2/1/00

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 2/1/00, Retail: 2/1/00

EXPENSE RATIO Institutional: 1.50%, Retail: 1.75%

TOTAL NET ASSETS (ALL CLASSES) $15.2 MM

--------------------------------------------------------------------------------

PERFORMANCE
From the Fund's inception on February 1, 2000, through March 31, 2000, the Institutional and Retail classes of the Global Technology Fund returned 41.10% and 40.10%, respectively, compared to the 6.81% return for the Morgan Stanley Capital International World Index and the 5.82% return for the Morgan Stanley Capital International World Information Technology Index. The average science and technology fund, as measured by Lipper Inc., posted a total return of -4.86% for the same period.

PORTFOLIO REVIEW
The Fund's strategy is to remain fully invested in a broad range of technology companies located throughout the world. The Fund has exposure to a number of technology sectors, including electronics, software, telecommunications and the Internet.

The first quarter of 2000 proved to be an exceptional period for technology stocks, despite the correction that emerged during March. A broad range of technology stocks from all over the world contributed to the Fund's first two months of performance.

PORTFOLIO POSITIONING
Since inception we have allocated the Fund's cash flows and assets equally between the United States and the rest of the world. We may from time to time reallocate cash flows and/or assets depending on market outlooks and investment opportunities. We also have used and may continue to use IPOs (initial public offerings) as part of the Fund's strategy, according to our investment guidelines. Given the Fund's small size, there is the potential that participating in IPOs may have a significant impact on Fund performance; but, as the Fund grows in size, we expect that the impact from IPOs will lessen.

/s/ Christopher R. Ely        /s/ Philip C. Fine          /s/ David L. Smith
Christopher R. Ely            Philip C. Fine              David L. Smith

/s/ Eswar Menon               /s/ John Tribolet           /s/ Alexander Muromcew
Eswar Menon                   John Tribolet               Alexander Muromcew

                              AVERAGE ANNUAL RETURNS (%)-PERIOD ENDED MARCH 31, 2000
------------------------------------------------------------------------------------
                                                                               Since
                                                                        Inception(a)
------------------------------------------------------------------------------------
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (INSTITUTIONAL)                           41.10
LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (RETAIL)                                  40.10
Lipper Science and Technology Funds Index(b)                                   -3.04
Morgan Stanley Capital International World Index(c)                             6.81
Morgan Stanley Capital International Information Technology Index(d)            5.82

                                                            CUMULATIVE PERFORMANCE-FEBRUARY 29, 2000 TO MARCH 31, 2000
----------------------------------------------------------------------------------------------------------------------
                    Loomis Sayles           Lipper Science            Morgan Stanley                    Morgan Stanley
                Global Technology     & Technology Capital     International Capital               International World
                          Fund(e)               Fund Index               World Index      Information Technology Index
----------------------------------------------------------------------------------------------------------------------
2/29/00                   $10,000                  $10,000                   $10,000                           $10,000
3/31/00                   $10,436                   $9,696                   $10,681                           $10,582

The Fund's strong performance was attributable to unusually favorable conditions that are not likely to be sustainable, including strong sector weightings in business services, energy and technology, and investments in initial public offerings (IPOs).

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. A significant portion of the Fund's returns were attributable to investments in IPOs. No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it currently does and there is no guarantee that that these high risk investments will have the same effect on the Fund's performance if they are made in the future. The Fund concentrates its investments in the technology sector, which may perform differently and be more or less volatile than the market as a whole, and accordingly, that sector may be more susceptible to economic, business or other developments, all of which may impact the value of the Fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASS OF SHARES IS FEBRUARY 1, 2000. SINCE LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX AND S&P 500 INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM FEBRUARY 29, 2000.
(b) THE LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 10 LARGEST MUTUAL FUNDS WITHIN THE SCIENCE & TECHNOLOGY FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c) THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX IS AN UNMANAGED REGIONAL INDEX COMPRISING OF 22 DEVELOPED MARKET COUNTRIES.
(d) THE MORGAN STANLEY WORLD INFORMATION TECHNOLOGY INDEX IS AN UNMANAGED REGIONAL AND SECTORIAL INDEX COMPRISING OF 22 DEVELOPED MARKET COUNTRIES.
(e) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.


LOOMIS SAYLES EQUITY FUNDS                                                    17

FUND AND MANAGER REVIEW

[PHOTO]                                [PHOTO]
MARK B. BARIBEAU                       PAMELA N. CZEKANSKI

[PHOTO]
RICHARD SKAGGS

LOOMIS SAYLES GROWTH FUND

KEY FUND FACTS

OBJECTIVE Long-term growth of capital

STRATEGY Invests in companies with relatively small market capitalization, as well as larger companies, which are selected on the basis of their growth potential

FUND INCEPTION DATE 5/16/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/16/91, Retail: 1/2/97

EXPENSE RATIO Institutional: 0.85%, Retail: 1.10%

TOTAL NET ASSETS (ALL CLASSES) $42.8 MM

--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional and Retail classes of the Growth Fund returned 47.88% and 47.71%, respectively, compared to the 17.51% return for the Fund's benchmark, the Standard & Poor's 500 Index. The average large-cap growth fund, as measured by Lipper Inc., posted a total return of 38.47% for the same period.

PORTFOLIO REVIEW
Growth stocks continued to perform well throughout the six-month period, with the technology sector serving as the driving force. The Fund was well positioned to take advantage of this trend.

In the fourth quarter of 1999, several factors contributed to a strong market climate. Inflation concerns ebbed, even as the Federal Reserve Board continued to raise rates. This, combined with the repeal of the Glass-Steagall Act, created opportunities to add exposure to the depressed financial services sector. Also, third-quarter earnings releases for the technology sector debunked Y2K-related concerns. We invested in the burgeoning areas of optical networking in the telecommunications arena, hardware and software in the data storage industry, and enterprise software in the business-to-business e-commerce market. These areas should benefit long-term from the global build-out of the Internet infrastructure.

The market's strength continued into the new year, but strong volatility soon emerged. The Federal Reserve Board continued to raise rates, and it became apparent that the economy was not slowing down sufficiently to quash inflationary concerns. Also, the market wrestled with an accurate assessment of future growth opportunities for "old" and "new" economy companies.

The Fund performed strongly throughout the six-month period, significantly outperforming its benchmark. This primarily was due to positive stock selection across most major sectors and a modest overweight in technology. Our focus on companies with strong revenue and earnings paid off nicely for shareholders.

PORTFOLIO POSITIONING
We believe that market volatility is likely to continue in the coming months, as the Federal Reserve Board continues to try to slow down the economy and as the leadership battle between old-economy and new-economy stocks continues. We will maintain our underlying strategy of searching for attractively priced companies that we believe have strong revenue and earnings growth potential.

/s/ Mark B. Baribeau         /s/ Pamela N. Czekanski          /s/ Richard Skaggs

Mark B. Baribeau             Pamela N. Czekanski              Richard Skaggs

                                                AVERAGE ANNUAL RETURNS (%)-PERIODS ENDED MARCH 31, 2000
-------------------------------------------------------------------------------------------------------
                                                                                                  Since
                                                6 Months*   1 Year   3 Year   5 Years(a)   Inception(a)
-------------------------------------------------------------------------------------------------------
LOOMIS SAYLES GROWTH FUND (INSTITUTIONAL)           47.88    46.83    31.97        26.73          19.20
LOOMIS SAYLES GROWTH FUND (RETAIL)                  47.71    46.51    31.61        26.52          19.09
Lipper Large-Cap Growth Funds Index(b)              35.74    35.07    36.67        30.95          21.09
S&P 500 Index(c)                                    17.51    17.94    27.40        26.76          19.14

               CUMULATIVE PERFORMANCE-MAY 31, 1991 TO MARCH 31, 2000
--------------------------------------------------------------------
                                               Lipper
                   Loomis Sayles     Large-Cap Growth
                  Growth Fund(d)          Funds Index        S&P 500
--------------------------------------------------------------------
5/31/91                  $10,000              $10,000        $10,000
6/30/91                   $9,267               $9,455         $9,542
7/31/91                  $10,141               $9,974         $9,987
8/31/91                  $10,582              $10,313        $10,223
9/30/91                  $10,750              $10,207        $10,052
10/31/91                 $11,116              $10,369        $10,187
11/30/91                 $10,422               $9,999         $9,777
12/31/91                 $11,693              $11,190        $10,895
1/31/92                  $11,498              $11,171        $10,692
2/29/92                  $11,615              $11,242        $10,830
3/31/92                  $10,767              $10,865        $10,620
4/30/92                  $10,261              $10,811        $10,932
5/31/92                  $10,661              $10,927        $10,985
6/30/92                  $10,291              $10,608        $10,822
7/31/92                  $10,690              $10,993        $11,264
8/31/92                  $10,485              $10,800        $11,033
9/30/92                  $10,641              $10,994        $11,163
10/31/92                 $11,216              $11,216        $11,201
11/30/92                 $11,819              $11,788        $11,583
12/31/92                 $12,131              $11,961        $11,725
1/31/93                  $12,267              $12,012        $11,823
2/28/93                  $12,131              $11,795        $11,984
3/31/93                  $12,452              $12,170        $12,237
4/30/93                  $12,072              $11,795        $11,941
5/31/93                  $12,705              $12,240        $12,261
6/30/93                  $12,783              $12,338        $12,297
7/31/93                  $12,773              $12,254        $12,247
8/31/93                  $13,336              $12,763        $12,712
9/30/93                  $13,494              $12,954        $12,614
10/31/93                 $13,523              $13,102        $12,875
11/30/93                 $12,978              $12,637        $12,753
12/31/93                 $13,260              $13,236        $12,907
1/31/94                  $13,738              $13,718        $13,346
2/28/94                  $13,239              $13,496        $12,963
3/31/94                  $12,740              $12,835        $12,417
4/30/94                  $12,852              $12,897        $12,577
5/31/94                  $12,883              $12,975        $12,783
6/30/94                  $12,251              $12,491        $12,470
7/31/94                  $12,669              $12,850        $12,879
8/31/94                  $13,097              $13,508        $13,437
9/30/94                  $12,771              $13,187        $13,079
10/31/94                 $13,270              $13,524        $13,373
11/30/94                 $12,659              $13,026        $12,886
12/31/94                 $12,776              $13,127        $13,077
1/31/95                  $12,929              $13,229        $13,416
2/28/95                  $13,277              $13,685        $13,939
3/31/95                  $13,634              $14,073        $14,351
4/30/95                  $13,808              $14,457        $14,773
5/31/95                  $14,248              $14,935        $15,364
6/30/95                  $15,178              $15,698        $15,720
7/31/95                  $15,893              $16,552        $16,242
8/31/95                  $16,261              $16,664        $16,283
9/30/95                  $16,670              $17,262        $16,970
10/31/95                 $16,527              $17,164        $16,909
11/30/95                 $16,905              $17,704        $17,651
12/31/95                 $16,725              $17,711        $17,991
1/31/96                  $16,703              $18,232        $18,603
2/29/96                  $17,240              $18,642        $18,776
3/31/96                  $17,261              $18,651        $18,957
4/30/96                  $18,258              $19,094        $19,236
5/31/96                  $18,729              $19,656        $19,733
6/30/96                  $18,762              $19,481        $19,808
7/31/96                  $17,064              $18,438        $18,933
8/31/96                  $17,787              $18,991        $19,332
9/30/96                  $19,002              $20,313        $20,421
10/31/96                 $19,777              $20,566        $20,963
11/30/96                 $20,608              $21,896        $22,569
12/31/96                 $20,047              $21,352        $22,122
1/31/97                  $21,822              $22,706        $23,504
2/28/97                  $20,614              $22,380        $23,688
3/31/97                  $19,391              $21,233        $22,715
4/30/97                  $19,227              $22,398        $24,071
5/31/97                  $21,121              $23,918        $25,537
6/30/97                  $21,807              $24,920        $26,683
7/31/97                  $24,015              $28,301        $28,804
8/31/97                  $23,474              $25,812        $27,190
9/30/97                  $25,556              $27,238        $28,679
10/31/97                 $25,296              $26,292        $27,721
11/30/97                 $24,524              $26,677        $29,005
12/31/97                 $24,960              $27,244        $29,503
1/31/98                  $23,932              $27,726        $29,829
2/28/98                  $25,671              $29,843        $31,981
3/31/98                  $26,561              $31,232        $33,619
4/30/98                  $27,332              $31,755        $33,957
5/31/98                  $26,225              $31,045        $33,373
6/30/98                  $27,411              $32,822        $34,729
7/31/98                  $25,928              $32,806        $34,359
8/31/98                  $20,731              $27,449        $39,399
9/30/98                  $23,023              $29,446        $31,274
10/31/98                 $24,604              $31,345        $33,818
11/30/98                 $24,762              $33,497        $35,670
12/31/98                 $26,171              $37,180        $37,934
1/31/99                  $29,034              $39,594        $39,521
2/28/99                  $27,847              $37,968        $38,292
3/31/99                  $30,357              $40,127        $39,826
4/30/99                  $30,761              $40,264        $41,367
5/31/99                  $29,898              $38,930        $40,390
6/30/99                  $32,030              $41,636        $42,636
7/31/99                  $30,626              $40,329        $41,300
8/31/99                  $30,842              $40,338        $41,096
9/30/99                  $30,141              $39,928        $39,969
10/31/99                 $32,434              $42,990        $42,498
11/30/99                 $34,679              $45,115        $43,372
12/31/99                 $40,152              $50,125        $45,917
1/31/00                  $38,572              $48,113        $43,609
2/29/00                  $43,401              $50,644        $42,784
3/31/00                  $44,571              $54,198        $46,968

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 16, 1991. SINCE LIPPER LARGE-CAP GROWTH FUNDS INDEX AND S&P 500 INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATE OF THE RETAIL CLASS OF SHARES IS DECEMBER 31, 1996. PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIOD SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.
(b) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS BEEN CHANGED FROM GROWTH FUNDS TO LARGE-CAP GROWTH FUNDS. THE LIPPER LARGE-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE LARGE-CAP GROWTH FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c) S&P 500 INDEX IS A CAPITALIZATION-WEIGHTED, UNMANAGED TOTAL RETURN INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS, REPRESENTING INDUSTRIAL, UTILITY, TRANSPORTATION, AND FINANCIAL COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND IN THE OVER-THE-COUNTER MARKET. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.
(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.
*   NOT ANNUALIZED.


LOOMIS SAYLES EQUITY FUNDS                                                    19

FUND AND MANAGER REVIEW

[PHOTO]                                [PHOTO]
ESWAR MENON                            JOHN TRIBOLET

[PHOTO]
ALEXANDER MUROMCEW

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests primarily in stocks of companies organized or head-quartered outside of the United States

FUND INCEPTION DATE 5/10/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/10/91, Retail: 1/2/97

EXPENSE RATIO Institutional: 1.00%, Retail: 1.25%

TOTAL NET ASSETS (ALL CLASSES) $159.0 MM

--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional and Retail classes of the International Equity Fund returned 72.37% and 72.06%, respectively. The Fund's benchmark, the Morgan Stanley Capital International EAFE Index, a broad market index representing 21 international markets in Europe, Australia and the Far East, returned 16.86% for the period. The average international fund, as measured by Lipper Inc., posted a total return of 26.97% for the same period.

PORTFOLIO REVIEW
After outperforming U.S. stocks during the fourth quarter of 1999, international stocks retreated during the first three months of 2000 and underperformed their domestic counterparts. The Fund, however, significantly outperformed the Morgan Stanley Capital International EAFE Index during the six-month period.

Of particular significance during the period was the strong outperformance of small- and mid-capitalization companies throughout the world. Also, the technology sector proved to be the best place to invest among international markets. In particular, the semiconductor, telecommunication equipment and wireless areas offered the strongest returns, and the Fund benefited nicely from this trend.

The Fund also benefited from major shifts we made early in the first quarter of 2000. We reduced the Fund's overweighted positions in Japan and developed Asia to underweightings, and we initiated an overweight in Europe, primarily in the technology-heavy Scandinavian countries. This proved to be a beneficial strategy, as Scandinavia was strong and Japan was down 3.2% for the quarter. Furthermore, Japan's weakness dragged down the rest of developed Asia, and together these markets accounted for much of the first-quarter decline in the Morgan Stanley Capital International EAFE Index.

PORTFOLIO POSITIONING
We believe that many of today's best growth opportunities are in European markets, and that those opportunities are available at attractive valuations--more attractive than valuations in Asia and the United States. In addition, the macro-economic factors in European markets appear more favorable than in Asia. As such, we plan to position the Fund to take advantage of these opportunities.

/s/ Eswar Menon            /s/ John Tribolet             /s/ Alexander Muromcew
Eswar Menon                John Tribolet                 Alexander Muromcew

                                                                AVERAGE ANNUAL RETURNS (%)-PERIODS ENDED MARCH 31, 2000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                  Since
                                                        6 Months*       1 Year      3 Year     5 Year(a)   Inception(a)
-----------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES INTERNATIONAL EQUITY FUND (INSTITUTIONAL)     72.37       104.38       28.75         21.93          15.81
LOOMIS SAYLES INTERNATIONAL EQUITY FUND (RETAIL)            72.06       103.83       28.37         21.70          15.68
Lipper International Funds Index(b)                         25.50        36.93       17.81         16.69          12.60
Morgan Stanley Capital International EAFE Index(c)          16.86        25.09       16.31         12.39          10.13

                           CUMULATIVE PERFORMANCE-MAY 31, 1991 TO MARCH 31, 2000
--------------------------------------------------------------------------------

[CHART]

                                               Lipper International         Morgan Stanley
                 Loomis Sayles International        Equity Funds        Capital International
                        Equity Fund(d)                  Index                 EAFE Index
         5/31/91                     $10,000                  $10,000                $10,000
         6/30/91                      $9,460                   $9,479                 $9,265
         7/31/91                      $9,960                   $9,898                 $9,720
         8/31/91                      $9,980                   $9,607                 $9,523
         9/30/91                     $10,360                  $10,089                $10,060
        10/31/91                     $10,280                  $10,130                $10,202
        11/30/91                      $9,960                   $9,768                 $9,726
        12/31/91                     $10,366                  $10,226                $10,228
         1/31/92                     $10,649                  $10,337                $10,010
         2/29/92                     $10,992                  $10,353                 $9,652
         3/31/92                     $10,831                  $10,018                 $9,014
         4/30/92                     $10,962                  $10,282                 $9,057
         5/31/92                     $11,416                  $10,797                 $9,663
         6/30/92                     $11,214                  $10,469                 $9,205
         7/31/92                     $10,966                  $10,078                 $8,969
         8/31/92                     $10,774                  $10,126                 $9,532
         9/30/92                     $10,531                   $9,911                 $9,344
        10/31/92                      $9,713                   $9,617                 $8,854
        11/30/92                      $9,713                   $9,669                 $8,937
        12/31/92                      $9,839                   $9,788                 $8,983
         1/31/93                     $10,094                   $9,624                 $8,982
         2/28/93                     $10,359                  $10,045                 $9,253
         3/31/93                     $10,768                  $10,627                $10,060
         4/30/93                     $11,074                  $11,178                $11,015
         5/31/93                     $11,421                  $11,436                $11,247
         6/30/93                     $10,992                  $11,211                $11,072
         7/31/93                     $11,176                  $11,566                $11,459
         8/31/93                     $12,237                  $12,332                $12,078
         9/30/93                     $12,135                  $12,286                $11,806
        10/31/93                     $12,931                  $12,893                $12,170
        11/30/93                     $12,676                  $12,362                $11,106
        12/31/93                     $13,631                  $13,623                $11,908
         1/31/94                     $14,540                  $14,472                $12,915
         2/28/94                     $14,170                  $14,124                $12,879
         3/31/94                     $13,641                  $13,477                $12,324
         4/30/94                     $13,779                  $13,834                $12,847
         5/31/94                     $13,568                  $13,813                $12,773
         6/30/94                     $13,420                  $13,595                $12,954
         7/31/94                     $13,789                  $14,014                $13,079
         8/31/94                     $13,853                  $14,499                $13,388
         9/30/94                     $13,641                  $14,125                $12,967
        10/31/94                     $13,684                  $14,377                $13,398
        11/30/94                     $13,282                  $13,706                $12,754
        12/31/94                     $13,391                  $13,523                $12,834
         1/31/95                     $13,137                  $12,852                $12,341
         2/28/95                     $13,506                  $12,849                $12,386
         3/31/95                     $13,679                  $13,187                $13,073
         4/30/95                     $14,337                  $13,672                $13,565
         5/31/95                     $14,798                  $13,806                $13,403
         6/30/95                     $14,764                  $13,859                $13,168
         7/31/95                     $15,156                  $14,621                $13,988
         8/31/95                     $14,487                  $14,374                $13,454
         9/30/95                     $14,775                  $14,614                $13,717
        10/31/95                     $14,475                  $14,310                $13,349
        11/30/95                     $14,348                  $14,459                $13,720
        12/31/95                     $14,560                  $14,878                $14,273
         1/31/96                     $15,047                  $15,230                $14,331
         2/29/96                     $15,197                  $15,295                $14,380
         3/31/96                     $15,222                  $15,534                $14,685
         4/30/96                     $15,647                  $16,040                $15,112
         5/31/96                     $15,584                  $16,022                $14,834
         6/30/96                     $15,722                  $16,168                $14,917
         7/31/96                     $15,347                  $15,623                $14,481
         8/31/96                     $15,634                  $15,827                $14,513
         9/30/96                     $15,931                  $16,181                $14,899
        10/31/96                     $16,193                  $16,116                $14,746
        11/30/96                     $16,894                  $16,874                $15,333
        12/31/96                     $17,225                  $17,025                $15,136
         1/31/97                     $17,329                  $17,047                $14,606
         2/28/97                     $17,212                  $17,355                $14,845
         3/31/97                     $17,277                  $17,447                $14,899
         4/30/97                     $17,251                  $17,523                $14,978
         5/31/97                     $18,088                  $18,511                $15,952
         6/30/97                     $18,874                  $19,400                $16,832
         7/31/97                     $19,485                  $20,023                $17,104
         8/31/97                     $17,787                  $18,579                $15,827
         9/30/97                     $18,961                  $19,771                $16,714
        10/31/97                     $17,349                  $18,270                $15,429
        11/30/97                     $16,978                  $18,117                $15,272
        12/31/97                     $17,055                  $18,259                $15,405
         1/31/98                     $17,735                  $18,701                $16,109
         2/28/98                     $18,851                  $19,888                $17,143
         3/31/98                     $19,787                  $20,968                $17,671
         4/30/98                     $19,832                  $21,290                $17,811
         5/31/98                     $19,304                  $21,333                $17,724
         6/30/98                     $18,565                  $21,146                $17,859
         7/31/98                     $18,851                  $21,470                $18,040
         8/31/98                     $16,693                  $18,382                $15,805
         9/30/98                     $16,210                  $17,810                $15,320
        10/31/98                     $17,297                  $19,119                $16,917
        11/30/98                     $18,142                  $20,077                $17,784
        12/31/98                     $18,645                  $20,571                $18,485
         1/31/99                     $18,629                  $20,696                $18,431
         2/28/99                     $17,761                  $20,163                $17,992
         3/31/99                     $18,040                  $20,835                $18,743
         4/30/99                     $18,784                  $21,806                $19,502
         5/31/99                     $18,195                  $20,995                $18,498
         6/30/99                     $19,157                  $21,991                $19,219
         7/31/99                     $20,041                  $22,462                $19,790
         8/31/99                     $20,475                  $22,660                $19,862
         9/30/99                     $21,390                  $22,732                $20,062
        10/31/99                     $23,081                  $23,526                $20,614
        11/30/99                     $26,336                  $25,251                $21,537
        12/31/99                     $35,466                  $28,354                $23,470
         1/31/00                     $33,831                  $26,694                $21,979
         2/29/00                     $39,891                  $28,456                $22,570
         3/31/00                     $36,869                  $28,529                $23,445


The Fund's strong performance was attributable to unusually favorable conditions that are not likely to be sustainable, including a strong weighting in the global technology and utility sectors.

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.

(a) INCEPTION DATE OF THE INSTITUTIONAL CLASSES OF SHARES IS MAY 10, 1991. SINCE LIPPER INTERNATIONAL FUNDS INDEX AND MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATE OF THE RETAIL CLASS OF SHARES IS DECEMBER 31, 1996. PERFORMANCE SHOWN FOR PERIODS PRIOR TO THE INCEPTION DATE OF THE RETAIL CLASS (DECEMBER 31, 1996) REPRESENT THE PERFORMANCE OF THE INSTITUTIONAL CLASS OF SHARES DURING THE PERIOD SHOWN, ADJUSTED TO REFLECT THE CURRENT LEVELS OF MANAGEMENT AND 12b-1 FEES PAYABLE BY THE RESPECTIVE CLASS OF SHARES.
(b) THE LIPPER INTERNATIONAL FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE INTERNATIONAL FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c) MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX IS AN UNMANAGED INDEX, WHICH IS A CAPITALIZATION-WEIGHTED AVERAGE OF THE PERFORMANCE OF OVER 1,000 SECURITIES LISTED ON THE STOCK EXCHANGE OF 21 COUNTRIES IN EUROPE, AUSTRALIA AND THE FAR EAST. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.
(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.
 *  NOT ANNUALIZED.


LOOMIS SAYLES EQUITY FUNDS                                                    21

FUND AND MANAGER REVIEW

[PHOTO]
DAWN ALSTON-PAIGE

[PHOTO]
JOSEPH R. GATZ

LOOMIS SAYLES MID-CAP VALUE FUND

KEY FUND FACTS

OBJECTIVE Long-term growth of capital

STRATEGY Invests primarily in stocks with market capitalization falling within the capitalization range of the Standard & Poor's Mid-Cap 400 Index, which are believed to be undervalued by the market.

FUND INCEPTION DATE 12/31/96

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 1/2/97, Retail: 1/2/97

EXPENSE RATIO Institutional: 1.00%, Retail: 1.25%

TOTAL NET ASSETS (ALL CLASSES) $5.0 MM
--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional and Retail classes of the Mid-Cap Value Fund returned 13.36% and 13.22%, respectively, compared to the 32.06% return for the Fund's benchmark, the Standard & Poor's Mid-Cap 400 Index. The average mid-cap value fund, as measured by Lipper Inc., posted a total return of 16.89% for the same period.

PORTFOLIO REVIEW
Market conditions generally were favorable for mid-cap stocks during the six-month period. During the fourth quarter of 1999 and the first quarter of 2000, mid-cap stocks significantly outperformed large-cap stocks. But, growth stocks, buoyed by a strong technology sector, continued to strongly outperform value stocks across all capitalization ranges until March, when strong volatility emerged and the market made a decided rotation toward value.

Disappointing stock selection in the technology, utilities and consumer related sectors contributed to the Fund's underperformance relative to the benchmark. As such, we made several changes to the Fund in order to improve its fundamental profile. We eliminated a number of holdings due to uncertain or deteriorating prospects and added several reasonably priced stocks with stronger earnings growth expectations and other positive fundamental outlooks. Most of these additions were in the technology, healthcare and consumer discretionary sectors. The net result for the Fund has been modestly higher expected earnings growth, higher average return on equity, lower average debt/equity and a slightly narrower valuation discount versus the S&P Mid-Cap 400 Index.

PORTFOLIO POSITIONING
Despite the recent market volatility and the improved performance of value stocks, our strategy remains intact. We continue to work toward maintaining the Fund's attractive relative valuation profile and improving its fundamental character. As such, we look for and invest in companies with solid earnings prospects, and we eliminate holdings with uncertain or deteriorating prospects. In addition, we have reduced the Fund's overweightings in consumer stocks and utilities and increased technology holdings. Nonetheless, the Fund's technology weighting relative to the benchmark index recently declined due to the extraordinary price appreciation of this sector during the first quarter of 2000.

/s/ Dawn Alston-Paige       /s/ Joseph R. Gatz

Dawn Alston-Paige           Joseph R. Gatz

                                                    AVERAGE ANNUAL RETURNS (%)-PERIODS ENDED MARCH 31, 2000
-----------------------------------------------------------------------------------------------------------
                                                                                                      Since
                                                        6 Months*       1 Year      3 Year     Inception(a)
-----------------------------------------------------------------------------------------------------------
LOOMIS SAYLES MID-CAP VALUE FUND (INSTITUTIONAL)            13.36        17.53       11.88            11.26
LOOMIS SAYLES MID-CAP VALUE FUND (RETAIL)                   13.22        17.18       11.55            10.95
Lipper Mid-Cap Value Funds Index(b)                         16.07        21.35       12.71            11.03
S&P Mid-Cap 400 Index(c)                                    32.06        38.08       27.39            24.46

                      CUMULATIVE PERFORMANCE-DECEMBER 31, 1996 TO MARCH 31, 2000
--------------------------------------------------------------------------------

[CHART]

                  Loomis Sayles
                  Mid-Cap Value       Lipper Mid-Cap        S&P Mid-Cap
                     Fund(d)         Value Funds Index       400 Index
         12/31/96       $10,000              $10,000               $10,000
          1/31/97       $10,370              $10,185               $10,375
          2/28/97       $10,380              $10,184               $10,290
          3/31/97       $10,100               $9,813                $9,851
          4/30/97       $10,120               $9,948               $10,107
          5/31/97       $10,950              $10,727               $10,991
          6/30/97       $11,370              $11,053               $11,299
          7/31/97       $12,100              $11,745               $12,418
          8/31/97       $12,050              $11,824               $12,403
          9/30/97       $12,710              $12,516               $13,116
         10/31/97       $12,530              $12,081               $12,545
         11/30/97       $12,570              $12,140               $12,731
         12/31/97       $12,632              $12,266               $13,225
          1/31/98       $12,402              $12,108               $12,974
          2/28/98       $13,519              $12,951               $14,048
          3/31/98       $14,034              $13,491               $14,682
          4/30/98       $14,232              $13,647               $14,950
          5/31/98       $13,530              $13,116               $14,277
          6/30/98       $13,651              $13,063               $14,367
          7/31/98       $12,917              $12,326               $13,810
          8/31/98       $10,671              $10,263               $11,240
          9/30/98       $11,054              $10,556               $12,289
         10/31/98       $11,339              $11,189               $13,387
         11/30/98       $12,260              $11,602               $14,055
         12/31/98       $12,999              $12,055               $15,753
          1/31/99       $12,647              $11,974               $15,140
          2/28/99       $11,852              $11,351               $14,347
          3/31/99       $12,034              $11,577               $14,748
          4/30/99       $13,203              $12,470               $15,911
          5/31/99       $13,441              $12,576               $15,981
          6/30/99       $13,759              $13,062               $16,835
          7/31/99       $13,669              $12,823               $16,478
          8/31/99       $13,033              $12,387               $15,914
          9/30/99       $12,477              $12,104               $15,422
         10/31/99       $13,033              $12,220               $16,206
         11/30/99       $13,237              $12,659               $17,059
         12/31/99       $13,872              $13,494               $18,072
          1/31/00       $12,915              $12,788               $17,563
          2/29/00       $13,198              $13,144               $18,792
          3/31/00       $14,143              $14,048               $20,365




Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASSES OF SHARES IS
    DECEMBER 31, 1996.
(b) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS BEEN CHANGED FROM MID-CAP FUNDS TO MID-CAP VALUE FUNDS. THE LIPPER MID-CAP VALUE FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE MID-CAP VALUE FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c) S&P MID-CAP 400 INDEX IS AN UNMANAGED INDEX CONSISTING OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-WEIGHTED INDEX (STOCK PRICE TIMES SHARES OUTSTANDING) WITH EACH STOCK AFFECTING THE INDEX IN PROPORTION TO ITS VALUE. THE INDEX IS COMPRISED OF INDUSTRIALS, UTILITIES, FINANCIALS AND TRANSPORTATION, IN SIZE ORDER. THE INDEX RETURNS GAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.
(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.
 *  NOT ANNUALIZED.


LOOMIS SAYLES EQUITY FUNDS                                                    23

FUND AND MANAGER REVIEW

[PHOTO]                [PHOTO]
CHRISTOPHER R. ELY     PHILIP C. FINE

[PHOTO]
DAVID L. SMITH

LOOMIS SAYLES SMALL CAP GROWTH FUND

KEY FUND FACTS

OBJECTIVE Long-term growth capital

STRATEGY Invests in stocks of small, rapidly-growing companies, with the potential for accelerating earnings growth and rising profit margins

FUND INCEPTION DATE 12/31/96

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 1/2/97, Retail: 1/2/97

EXPENSE RATIO Institutional: 0.89%, Retail: 1.24%

TOTAL NET ASSETS (ALL CLASSES) $223.6 MM
--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional and Retail classes of the Small Cap Growth Fund returned 78.61% and 78.26%, respectively, compared to the 45.77% return for the Fund's benchmark, the Russell 2000 Growth Index. The average small-cap growth fund, as measured by Lipper Inc., posted a total return of 65.68% for the same period.

PORTFOLIO REVIEW
After a spectacular fourth quarter for small- and mid-cap growth stocks, we expected a consolidation in the first quarter, particularly given the significant rise in short-term interest rates, surging energy prices and high valuations. Nonetheless, small- and mid-cap growth stocks continued their advance well into the new year, finally retreating somewhat toward the end of the first quarter.

The Fund remained fully invested in small-cap growth stocks throughout the six-month period. The Fund's largest sector exposure remained in technology, with an emphasis on electronics, telecommunications and software. This proved to be a beneficial strategy, as technology continued to drive overall market performance, and our specific security selections within this sector further enhanced the Fund's return. The Fund also held a significant position in the healthcare sector. Within that sector, biotechnology stocks enjoyed a dramatic increase during the first two months of 2000, but then they quickly plunged after valuation concerns intensified. The Fund still enjoyed strong performance from several healthcare holdings during the first quarter of 2000. Financial services had been one of the weakest and smallest sectors in the Fund throughout 1999. But, we have seen some signs of life so far in 2000, and we have started to increase the Fund's exposure.

PORTFOLIO POSITIONING
Despite the strong volatility that emerged late in the period, we see no reason to alter the Fund's basic strategy. Indeed, we view the current correction as an opportunity to upgrade the portfolio, as stocks that had been too expensive drop to more attractive levels. It is important to remember that outlook for economic growth remains strong, which we believe should result in solid fundamental performance for many small and mid-sized companies. We plan to continue participating in the IPO (initial public offering) market, as long as we can identify solid opportunities in the small cap universe. But, since the Fund's assets exceed $200 million, we expect the impact of IPOs on the Fund's overall performance to remain minor.


/s/ Christopher R. Ely      /s/ Philip C. Fine         /s/ David L. Smith

Christopher R. Ely          Philip C. Fine             David L. Smith

                                                    AVERAGE ANNUAL RETURNS (%)-PERIODS ENDED MARCH 31, 2000
-----------------------------------------------------------------------------------------------------------
                                                                                                      Since
                                                        6 Months*       1 Year      3 Year     Inception(a)
-----------------------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP GROWTH FUND (INSTITUTIONAL)         78.61       114.34       54.76            42.40
LOOMIS SAYLES SMALL CAP GROWTH FUND (RETAIL)                78.26       113.68       54.42            42.06
Lipper Small-Cap Growth Funds Index(b)                      68.86        96.42       34.31            26.27
Russell 2000 Growth Index(c)                                45.77        59.04       25.94            19.58
Russell 2000 Index(c)                                       26.83        37.29       17.75            14.40

                      CUMULATIVE PERFORMANCE-DECEMBER 31, 1996 TO MARCH 31, 2000
--------------------------------------------------------------------------------

[CHART]


               Loomis Sayles Small   Lipper Small-Cap   Russell 2000  Russell 2000
               Cap Growth Fund (d)  Growth Funds Index  Growth Index     Index
    12/31/1996       $10,000              $10,000         $10,000       $10,000
     1/31/1997       $10,260              $10,232         $10,250       $10,200
     2/28/1997        $9,500               $9,493          $9,631        $9,952
     3/31/1997        $8,510               $8,808          $8,951        $9,483
     4/30/1997        $8,350               $8,677          $8,848        $9,509
     5/31/1997        $9,710               $9,881         $10,177       $10,567
     6/30/1997       $10,280              $10,409         $10,523       $11,020
     7/31/1997       $11,110              $11,036         $11,062       $11,533
     8/31/1997       $11,300              $11,211         $11,394       $11,797
     9/30/1997       $12,550              $12,155         $12,303       $12,660
    10/31/1997       $11,670              $11,533         $11,564       $12,104
    11/30/1997       $11,540              $11,273         $11,288       $12,026
    12/31/1997       $11,943              $11,123         $11,285       $12,236
     1/31/1998       $11,552              $10,957         $11,144       $12,043
     2/28/1998       $12,808              $11,843         $12,126       $12,934
     3/31/1998       $13,388              $12,379         $12,636       $13,467
     4/30/1998       $13,209              $12,469         $12,714       $13,541
     5/31/1998       $12,101              $11,587         $11,790       $12,812
     6/30/1998       $13,282              $11,926         $11,911       $12,839
     7/31/1998       $11,974              $11,029         $10,916       $11,800
     8/31/1998        $9,273               $8,620          $8,396        $9,508
     9/30/1998       $10,371               $9,081          $9,247       $10,253
    10/31/1998       $10,782               $9,439          $9,730       $10,671
    11/30/1998       $12,132              $10,207         $10,485       $11,230
    12/31/1998       $14,179              $11,230         $11,433       $11,925
     1/31/1999       $14,591              $11,501         $11,948       $12,083
     2/28/1999       $13,673              $10,395         $10,855       $11,104
     3/31/1999       $14,717              $10,865         $11,241       $11,278
     4/30/1999       $14,854              $11,289         $12,234       $12,288
     5/31/1999       $14,580              $11,350         $12,253       $12,468
     6/30/1999       $16,764              $12,413         $12,899       $13,032
     7/31/1999       $16,268              $12,369         $12,500       $12,674
     8/31/1999       $16,743              $12,195         $12,033       $12,205
     9/30/1999       $17,661              $12,637         $12,265       $12,208
    10/31/1999       $19,929              $13,374         $12,579       $12,257
    11/30/1999       $22,039              $15,062         $13,909       $12,989
    12/31/1999       $27,198              $18,099         $16,360       $14,459
     1/31/2000       $26,702              $17,910         $16,208       $14,227
     2/29/2000       $36,355              $23,158         $19,979       $16,577
     3/31/2000       $31,544              $21,340         $17,879       $15,484



The Fund's strong performance was attributable to unusually favorable conditions that are not likely to be sustainable, including strong weightings in the technology and consumer sectors, and investments in IPOs.

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL AND RETAIL CLASSES OF SHARES IS
    DECEMBER 31, 1996.
(b) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS BEEN CHANGED FROM SMALL-CAP FUNDS TO SMALL-CAP GROWTH FUNDS. THE LIPPER SMALL-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE SMALL-CAP GROWTH FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c) THE FUND CHANGED ITS BENCHMARK INDEX DURING THE PERIOD ENDED MARCH 31, 2000 FROM THE RUSSELL 2000 INDEX TO THE RUSSELL 2000 GROWTH INDEX, WHICH IS AN UNMANAGED INDEX COMPRISING OF THOSE RUSSELL 2000 SECURITIES WITH A GREATER THAN AVERAGE GROWTH ORIENTATION. THE RUSSELL 2000 GROWTH INDEX BETTER REPRESENTS THE INVESTMENT STRATEGY OF THE FUND. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.
(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.
 *  NOT ANNUALIZED.


LOOMIS SAYLES EQUITY FUNDS                                                    25

FUND AND MANAGER REVIEW

[PHOTO]
DAWN ALSTON-PAIGE

[PHOTO]
JOSEPH R. GATZ

LOOMIS SAYLES SMALL CAP VALUE FUND

KEY FUND FACTS

OBJECTIVE Long-term growth of capital

STRATEGY Invests primarily in stocks with market capitalization falling within the capitalization range of the Russell 2000 Index, which are considered undervalued by the market

FUND INCEPTION DATE 5/13/91

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/13/91, Retail: 1/2/97,
Admin: 1/2/98

EXPENSE RATIO Institutional: 0.94%, Retail: 1.15%, Admin: 1.45%

TOTAL NET ASSETS (ALL CLASSES) $357.0 MM
--------------------------------------------------------------------------------

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional, Retail and Admin classes of the Small Cap Value Fund returned 14.46%, 14.33% and 14.19%, respectively, compared to the 26.83% return for the Fund's benchmark, the Russell 2000 Index. The average small-cap value fund, as measured by Lipper Inc., posted a total return of 12.87% for the same period.

PORTFOLIO REVIEW
For most of the six-month period, growth-oriented issues, notably in the technology and biotechnology sectors, outperformed the broader market by a wide margin. But in March 2000, sentiment shifted dramatically, and for the first time in months, value returns significantly exceeded growth across all capitalization ranges.

Over the past six months we slightly repositioned the portfolio to give recognition to the dynamic economic and market forces that have driven stock results over the past several years. As such, we modestly increased the portfolio's weighting in technology and healthcare, adding to positions in semiconductors and electronic components, computer software and services and communications equipment, and initiating a small commitment to biotechnology. Holdings in these sectors and in the energy and materials and processing sectors contributed to the Fund's positive six-month return. While the Fund lagged the Russell 2000 for the six-month period, primarily due to underweightings in technology and healthcare, it did outperform in the first quarter of 2000, 8.94% (Institutional share class) versus 7.08%.

PORTFOLIO POSITIONING
While the recent improvement in value returns is encouraging, we have not changed our overall investment strategy. By maintaining our discipline of focusing on key value attributes and identifying the catalysts that we believe are necessary for superior share price performance, we have been able to participate in broader market trends that are consistent with our investment process. Looking ahead, we believe the Fund is well structured for the market environment expected in the months ahead.


/s/ Dawn Alston-Paige       /s/ Joseph R. Gatz

Dawn Alston-Paige           Joseph R. Gatz


LOOMIS SAYLES EQUITY FUNDS                                                    27

                                                                AVERAGE ANNUAL RETURNS (%)-PERIODS ENDED MARCH 31, 2000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                  Since
                                                        6 Months*       1 Year      3 Years    5 Years(a)  Inception(a)
-----------------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND (INSTITUTIONAL)          14.46        23.36        11.51         17.09         16.76
LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL)                 14.33        23.02        11.16         16.86         16.64
LOOMIS SAYLES SMALL CAP VALUE FUND (ADMIN)                  14.19        22.74        10.96         16.69         16.48
Lipper Small-Cap Value Funds Index(b)                        7.94        17.99         8.31         12.04         12.19
Russell 2000 Index(c)                                       26.83        37.29        17.75         17.24         15.05

                           CUMULATIVE PERFORMANCE-MAY 31, 1991 TO MARCH 31, 2000
--------------------------------------------------------------------------------

[CHART]

         Loomis Sayles Small      Lipper Small-Cap
         Cap Value Fund(d)        Value Funds Index        Russell 2000 Index
 5/31/91       $10,000                  $10,000                $10,000
 6/30/91        $9,646                   $9,651                $9,417
 7/31/91       $10,411                   $9,697                $9,748
 8/31/91       $11,204                  $10,133                $10,109
 9/30/91       $11,213                  $10,256                $10,188
10/31/91       $11,438                  $10,547                $10,457
11/30/91       $11,155                  $10,151                $9,973
12/31/91       $12,767                  $10,997                $10,772
 1/31/92       $14,065                  $11,677                $11,645
 2/29/92       $14,852                  $12,102                $11,985
 3/31/92       $14,056                  $11,896                $11,579
 4/30/92       $13,339                  $11,680                $11,173
 5/31/92       $13,360                  $11,812                $11,322
 6/30/92       $12,194                  $11,408                $10,766
 7/31/92       $12,532                  $11,808                $11,162
 8/31/92       $12,123                  $11,528                $10,647
 9/30/92       $12,256                  $11,666                $11,097
10/31/92       $12,644                  $11,787                $11,450
11/30/92       $13,850                  $12,569                $12,326
12/31/92       $14,441                  $12,943                $12,755
 1/31/93       $15,103                  $13,364                $13,187
 2/28/93       $14,755                  $13,285                $12,882
 3/31/93       $15,372                  $13,624                $13,300
 4/30/93       $14,979                  $13,297                $12,935
 5/31/93       $15,618                  $13,638                $13,508
 6/30/93       $15,697                  $13,633                $13,592
 7/31/93       $16,078                  $13,758                $13,780
 8/31/93       $16,942                  $14,187                $14,375
 9/30/93       $17,715                  $14,519                $14,781
10/31/93       $16,108                  $14,921                $15,161
11/30/93       $17,502                  $14,637                $14,662
12/31/93       $18,005                  $15,023                $15,163
 1/31/94       $18,387                  $15,580                $15,639
 2/28/94       $18,107                  $15,561                $15,582
 3/31/94       $17,062                  $15,041                $14,759
 4/30/94       $16,871                  $15,098                $14,847
 5/31/94       $16,616                  $15,158                $14,680
 6/30/94       $16,221                  $14,828                $14,182
 7/31/94       $16,310                  $14,944                $14,415
 8/31/94       $17,075                  $15,488                $15,218
 9/30/94       $17,062                  $15,443                $15,167
10/31/94       $16,945                  $15,423                $15,107
11/30/94       $16,272                  $14,780                $14,497
12/31/94       $16,510                  $14,917                $14,887
 1/31/95       $16,561                  $15,081                $14,699
 2/28/95       $17,203                  $15,534                $15,310
 3/31/95       $17,614                  $15,645                $15,574
 4/30/95       $17,666                  $16,017                $15,920
 5/31/95       $18,026                  $16,324                $16,194
 6/30/95       $18,514                  $16,857                $17,034
 7/31/95       $19,747                  $17,590                $18,015
 8/31/95       $20,698                  $17,814                $18,388
 9/30/95       $21,083                  $18,119                $18,716
10/31/95       $19,991                  $17,354                $17,679
11/30/95       $20,955                  $17,892                $18,631
12/31/95       $21,822                  $18,110                $19,122
 1/31/96       $21,850                  $18,347                $19,102
 2/29/96       $22,946                  $18,711                $19,697
 3/31/96       $23,473                  $19,075                $20,098
 4/30/96       $24,868                  $19,731                $21,173
 5/31/96       $25,893                  $20,382                $22,007
 6/30/96       $25,281                  $19,984                $21,103
 7/31/96       $23,857                  $18,859                $19,260
 8/31/96       $25,053                  $19,650                $20,376
 9/30/96       $25,899                  $20,167                $21,175
10/31/96       $26,278                  $20,309                $20,848
11/30/96       $27,535                  $21,151                $21,707
12/31/96       $28,445                  $21,772                $22,276
 1/31/97       $28,952                  $22,243                $22,721
 2/28/97       $28,576                  $22,266                $22,171
 3/31/97       $27,954                  $21,735                $21,124
 4/30/97       $27,692                  $21,727                $21,164
 5/31/97       $30,702                  $23,681                $23,540
 6/30/97       $32,141                  $24,901                $24,549
 7/31/97       $33,982                  $26,181                $25,691
 8/31/97       $34,693                  $26,755                $26,279
 9/30/97       $36,760                  $28,496                $28,203
10/31/97       $35,603                  $27,703                $26,964
11/30/97       $35,471                  $27,515                $26,789
12/31/97       $35,837                  $28,044                $27,256
 1/31/98       $35,048                  $27,538                $26,828
 2/28/98       $37,531                  $29,276                $28,811
 3/31/98       $39,206                  $30,563                $30,000
 4/30/98       $39,032                  $30,865                $30,166
 5/31/98       $37,358                  $29,769                $28,541
 6/30/98       $36,877                  $29,218                $28,601
 7/31/98       $34,490                  $27,267                $26,286
 8/31/98       $38,561                  $22,669                $21,161
 9/30/98       $30,025                  $23,491                $22,839
10/31/98       $31,603                  $24,347                $23,770
11/30/98       $33,393                  $25,428                $25,016
12/31/98       $35,451                  $26,162                $26,564
 1/31/99       $33,789                  $25,862                $26,917
 2/28/99       $31,405                  $23,696                $24,737
 3/31/99       $31,425                  $23,406                $25,123
 4/30/99       $33,985                  $25,560                $27,374
 5/31/99       $34,669                  $26,471                $27,774
 6/30/99       $36,271                  $27,687                $29,030
 7/31/99       $35,822                  $27,382                $28,233
 8/31/99       $34,630                  $26,255                $27,189
 9/30/99       $33,868                  $25,586                $27,195
10/31/99       $33,535                  $24,889                $27,305
11/30/99       $34,232                  $25,520                $28,935
12/31/99       $35,562                  $26,656                $32,210
 1/31/00       $34,261                  $25,641                $31,693
 2/29/00       $36,683                  $26,387                $36,927
 3/31/00       $38,764                  $27,616                $34,492

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. Small and mid-cap stocks may be more volatile and subject to wider value fluctuations than larger, more established companies. The secondary market of small and mid-cap stocks may be less liquid, or harder to sell, which could also adversely impact the Fund's value.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 13, 1991. SINCE LIPPER SMALL-CAP VALUE FUNDS INDEX AND RUSSELL 2000 INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1991. INCEPTION DATES OF THE RETAIL AND ADMIN CLASSES OF SHARES ARE DECEMBER 31, 1996 AND JANUARY 2, 1998, RESPECTIVELY.
(b) DUE TO CHANGES IN THE WAY LIPPER DEFINES ITS CATEGORIES, THE LIPPER CATEGORY HAS BEEN CHANGED FROM SMALL-CAP FUNDS TO SMALL-CAP VALUE FUNDS. THE LIPPER SMALL-CAP VALUE FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE SMALL-CAP VALUE FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c) RUSSELL 2000 INDEX IS AN UNMANAGED INDEX COMPRISING OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX (A BROAD MARKET INDEX), RESPRESENTING APPROXIMATELY 8% OF THE RUSSELL 3000 TOTAL MARKET CAPITALIZATION. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.
(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL AND ADMIN CLASSES OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL AND ADMIN CLASSES OF SHARES, BE LOWER.
 *  NOT ANNUALIZED.

FUND AND MANAGER REVIEW

LOOMIS SAYLES WORLDWIDE FUND

[PHOTO]                 [PHOTO]                [PHOTO]
DANIEL J. FUSS           E. JOHN DEBEER         QUENTIN P. FAULKNER

[PHOTO]                 [PHOTO]                [PHOTO]
ESWAR MENON             JOHN TRIBOLET          ALEXANDER MUROMCEW

KEY FUND FACTS

OBJECTIVE High total investment return

STRATEGY Invests in U.S. and foreign equity and debt securities

FUND INCEPTION DATE 5/1/96

COMMENCEMENT OF OPERATIONS OF CLASS Institutional: 5/1/96, Retail: 1/2/97

EXPENSE RATIO Institutional: 1.00%, Retail: 1.25%

TOTAL NET ASSETS (ALL CLASSES) $11.0 MM

PERFORMANCE
For the six-month period ended March 31, 2000, the Institutional and Retail classes of the Worldwide Fund returned 57.68% and 57.46%, respectively, compared to the 2.27% return for the Lehman Brothers Government/Corporate Bond Index and the 17.51% return for the Standard & Poor's 500 Index. The average global flexible portfolio fund, as measured by Lipper Inc., posted a total return of 16.84% for the same period.

PORTFOLIO REVIEW
During the fourth quarter of 1999, the foreign-stock component of the Fund benefited from the strong international stock market and returned a spectacular 118%. By year-end, this component represented 53% of the Fund's portfolio. As we entered 2000, we decided to take some profits from this area of the Fund and, by quarter-end, redistributed a significant portion to the other three portfolio components-U.S. stocks, U.S. bonds and foreign bonds.

In the first quarter of 2000, we saw all four portfolio components perform well against the Fund's benchmarks. In particular, the U.S. stock component was exceptionally strong. Also, the domestic bond portfolio benefited from carefully chosen high-yield bonds, and the foreign bond portfolio benefited from emerging markets exposure.

PORTFOLIO POSITIONING
By the end of the six-month period, combined U.S. and foreign stock exposure was fairly conservative at 54% of the portfolio. Combined foreign stocks and bonds were quite high at 47% of the portfolio--one of the highest allocations in the Fund's Lipper universe. This high foreign commitment is consistent with our belief that foreign economies are in the early stages of their growth cycle.

/s/ Daniel J.Fuss       /s/ E. John Debeer     /s/ Quentin P. Faulkner

Daniel J.Fuss           E. John Debeer         Quentin P. Faulkner


/s/ Eswar Menon         /s/ John Tribolet      /s/ Alexander Muromcew

Eswar Menon             John Tribolet          Alexander Muromcew


LOOMIS SAYLES EQUITY FUNDS                                                    29

                                                    AVERAGE ANNUAL RETURNS (%)-PERIODS ENDED MARCH 31, 2000
-----------------------------------------------------------------------------------------------------------
                                                                                                      Since
                                                        6 Months*       1 Year      3 Years    Inception(a)
-----------------------------------------------------------------------------------------------------------
LOOMIS SAYLES WORLDWIDE FUND (INSTITUTIONAL)                57.68        70.09        22.98           19.85
LOOMIS SAYLES WORLDWIDE FUND (RETAIL)                       57.46        69.89        22.67           19.51
Lipper Global Flexible Portfolio Funds Index(b)             15.98        23.52        15.17           14.18
S&P 500 Index(c)                                            17.51        17.94        27.40           25.39

                           CUMULATIVE PERFORMANCE-MAY 31, 1996 TO MARCH 31, 2000
--------------------------------------------------------------------------------

[GRAPH]

         Loomis Sayles        Lipper Global Flexible       S&P 500
         Worldwide Fund(d)    Portfolio Funds Index        Index
 5/31/96     $10,000                  $10,000             $10,000
 6/30/96     $10,030                  $10,041             $10,038
 7/31/96      $9,693                   $9,796              $9,595
 8/31/96      $9,931                   $9,941              $9,798
 9/30/96     $10,248                  $10,220             $10,349
10/31/96     $10,446                  $10,346             $10,634
11/30/96     $10,951                  $10,786             $11,437
12/31/96     $10,826                  $10,802             $11,210
 1/31/97     $10,826                  $11,002             $11,910
 2/28/97     $10,847                  $11,065             $12,004
 3/31/97     $10,826                  $10,884             $11,512
 4/30/97     $10,928                  $10,991             $12,198
 5/31/97     $11,244                  $11,453             $12,944
 6/30/97     $11,376                  $11,774             $13,519
 7/31/97     $11,985                  $12,258             $14,595
 8/31/97     $11,698                  $11,906             $13,778
 9/30/97     $12,160                  $12,413             $14,532
10/31/97     $11,461                  $11,973             $14,047
11/30/97     $11,472                  $12,011             $14,697
12/31/97     $11,207                  $12,114             $14,949
 1/31/98     $11,548                  $12,143             $15,114
 2/28/98     $12,252                  $12,691             $16,204
 3/31/98     $12,366                  $13,117             $17,033
 4/30/98     $12,207                  $13,232             $17,207
 5/31/98     $11,684                  $13,119             $16,912
 6/30/98     $11,195                  $13,109             $17,598
 7/31/98     $11,195                  $12,980             $17,412
 8/31/98     $10,002                  $11,544             $14,897
 9/30/98      $9,991                  $11,729             $15,852
10/31/98     $10,707                  $12,341             $17,139
11/30/98     $11,343                  $12,895             $18,178
12/31/98     $11,541                  $13,203             $19,224
 1/31/99     $11,702                  $13,360             $20,028
 2/28/99     $11,479                  $13,035             $19,406
 3/31/99     $11,839                  $13,459             $20,182
 4/30/99     $12,336                  $14,182             $20,963
 5/31/99     $12,398                  $13,956             $20,488
 6/30/99     $12,684                  $14,473             $21,606
 7/31/99     $12,920                  $14,464             $20,929
 8/31/99     $12,870                  $14,413             $20,826
 9/30/99     $12,771                  $14,334             $20,255
10/31/99     $13,267                  $14,625             $21,536
11/30/99     $15,342                  $15,138             $21,979
12/31/99     $18,521                  $16,156             $23,268
 1/31/00     $17,890                  $15,826             $22,099
 2/29/00     $20,442                  $16,706             $21,681
 3/31/00     $20,133                  $16,625             $23,801

Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. A portion of the Fund's returns were attributable to investments in initial public offerings (IPOs). No assurance can be given that the Fund will continue to be able to invest in IPOs to the same extent as it currently does and there is no guarantee that these high risk investments will have the same effect on the Fund's performance if they are made in the future.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE DATA REFLECTS CERTAIN FEE WAIVERS AND REIMBURSEMENTS, AND THAT, WITHOUT SUCH WAIVERS, PERFORMANCE, AND THEREFORE RANKINGS, WOULD BE LOWER.
(a) INCEPTION DATE OF THE INSTITUTIONAL CLASS OF SHARES IS MAY 1, 1996. SINCE LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX AND S&P 500 INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM MAY 31, 1996. INCEPTION DATE OF THE RETAIL CLASS OF SHARES IS DECEMBER 31, 1996.
(b) THE LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 10 LARGEST MUTUAL FUNDS WITHIN THE GLOBAL FLEXIBLE PORTFOLIO FUNDS INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(c) S&P 500 INDEX IS A CAPITALIZATION-WEIGHTED, UNMANAGED TOTAL RETURN INDEX COMPRISED OF 500 WIDELY HELD COMMON STOCKS, REPRESENTING INDUSTRIAL, UTILITY, TRANSPORTATION, AND FINANCIAL COMPANIES TRADED ON THE NEW YORK STOCK EXCHANGE, THE AMERICAN STOCK EXCHANGE AND IN THE OVER-THE-COUNTER MARKET. THE INDEX RETURNS HAVE NOT BEEN REDUCED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.
(d) CUMULATIVE PERFORMANCE IS SHOWN FOR THE INSTITUTIONAL CLASS OF SHARES. PERFORMANCE OF THE RETAIL CLASS OF SHARES WOULD, DUE TO THE HIGHER FEES PAID BY THE RETAIL CLASS OF SHARES, BE LOWER.
 *  NOT ANNUALIZED.

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                           SHARES        VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS-95.1% OF NET ASSETS

BROADCASTING--4.9%
  Hispanic Broadcasting Corp. *                             14,400  $ 1,630,800
  Pegasus Communications Corp. *                             5,200      731,900
  Univision Communications, Inc. Class A *                  11,000    1,243,000
                                                                    -----------
                                                                      3,605,700
                                                                    -----------
BUSINESS SERVICES--6.3%
  Art Technology Group, Inc. *                              18,800    1,234,925
  Critical Path, Inc. *                                      8,400      714,000
  Exodus Communications, Inc. *                              5,600      786,800
  Globix Corp. *                                            14,400      549,000
  Macrovision Corp. *                                       11,200      964,600
  NaviSite, Inc. *                                           3,500      426,125
                                                                    -----------
                                                                      4,675,450
                                                                    -----------
COMMUNICATIONS EQUIPMENT--21.3%
  ArrowPoint Communications, Inc. *                          5,400      639,816
  Brocade Communications Systems, Inc. *                    11,200    2,008,300
  Ciena Corp. *                                             14,100    1,778,362
  Copper Mountain Networks, Inc. *                           8,400      688,275
  E-Tek Dynamics, Inc. *                                     5,600    1,317,400
  Foundry Networks, Inc. *                                   5,400      776,250
  Polycom, Inc. *                                           15,000    1,187,813
  Powerwave Technologies, Inc. *                             4,400      550,000
  QLogic Corp. *                                            11,300    1,531,150
  Redback Networks, Inc. *                                   2,800      839,825
  Research In Motion Ltd. *                                 10,700    1,139,550
  RF Micro Devices, Inc. *                                   9,900    1,330,312
  SDL, Inc. *                                                9,400    2,001,025
                                                                    -----------
                                                                     15,788,078
                                                                    -----------
COMPUTER SOFTWARE--11.9%
  Inktomi Corp. *                                            7,500    1,462,500
  Macromedia, Inc. *                                        17,900    1,616,594
  Mercury Interactive Corp. *                               16,900    1,339,325
  Peregrine Systems, Inc. *                                 28,200    1,891,162
  Phone.com, Inc. *                                          5,200      848,250
  Portal Software, Inc. *                                    9,400      535,213
  TIBCO Software, Inc. *                                    13,700    1,116,550
                                                                    -----------
                                                                      8,809,594
                                                                    -----------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--10.9%
  Applied Micro Circuits Corp. *                            14,600    2,190,912
  Atmel Corp. *                                             31,900    1,646,838
  Cree Research, Inc. *                                      7,900      891,713
  PMC Sierra, Inc. *                                         9,000    1,833,187
  SanDisk Corp. *                                           12,600    1,543,500
                                                                    -----------
                                                                      8,106,150
                                                                    -----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                            SHARES        VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

FINANCIAL SERVICES--0.8%
  S1 Corp. *                                                 7,200  $   616,950
                                                                    -----------
HEALTH CARE--BIOTECHNOLOGY--4.9%
  Abgenix, Inc. *                                            2,750      379,844
  Affymetrix, Inc. *                                         2,200      326,563
  Biogen, Inc. *                                             9,400      656,825
  IDEC Pharmaceuticals Corp. *                               5,600      550,200
  MedImmune, Inc. *                                          5,900    1,027,337
  Millennium Pharmaceuticals, Inc. *                         2,800      363,650
  Tularik, Inc. *                                            9,600      296,400
                                                                    -----------
                                                                      3,600,819
                                                                    -----------
HEALTH CARE--MEDICAL TECHNOLOGY--2.2%
  MiniMed, Inc. *                                           12,700    1,644,650
                                                                    -----------
HEALTH CARE--PRODUCTS--0.9%
  QLT Phototherapeutics, Inc. *                             11,300      624,325
                                                                    -----------
LEISURE--2.1%
  Harley-Davidson, Inc.                                     19,900    1,579,562
                                                                    -----------
MACHINERY--6.0%
  Credence Systems Corp. *                                  10,900    1,363,863
  KLA-Tencor Corp. *                                        20,000    1,685,000
  Novellus Systems, Inc. *                                  25,100    1,408,737
                                                                    -----------
                                                                      4,457,600
                                                                    -----------
OIL & GAS DRILLING EQUIPMENT--6.1%
  BJ Services Co. *                                         20,000    1,477,500
  Ensco International, Inc.                                 42,600    1,538,925
  Noble Drilling Corp. *                                    36,300    1,504,181
                                                                    -----------
                                                                      4,520,606
                                                                    -----------
RETAIL--SPECIALTY--4.2%
  Bed Bath & Beyond, Inc. *                                 39,100    1,539,563
  Tiffany & Co.                                             18,500    1,547,062
                                                                    -----------
                                                                      3,086,625
                                                                    -----------
SECURITIES--1.9%
  Lehman Brothers Holdings, Inc.                            14,500    1,406,500
                                                                    -----------
TELECOMMUNICATIONS--7.5%
  Aether Systems, Inc. *                                     2,700      490,050
  American Tower Corp. Class A *                            28,400    1,402,250
  Covad Communications Group, Inc. *                         8,600      623,500
  Metromedia Fiber Network, Inc. Class A *                  10,300      996,525
  Net2Phone, Inc. *                                         11,700      691,762
  TeleCorp PCS, Inc. Class A *                              15,000      776,250
  Viatel, Inc. *                                            11,800      592,213
                                                                    -----------
                                                                      5,572,550
                                                                    -----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                            SHARES        VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

UTILITIES--3.2%
  Calpine Corp. *                                           10,000  $   940,000
  Montana Power Co.                                         22,700    1,452,800
                                                                    -----------
                                                                      2,392,800
                                                                    -----------
  TOTAL COMMON STOCKS
   (Identified Cost $53,695,596)                                     70,487,959
                                                                    -----------

                                                              FACE
                                                            AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-8.0% OF NET ASSETS

  Repurchase Agreement with State Street Bank and
   Trust Co., dated 3/31/00 at 4.750% to be
   repurchased at $5,909,338 on 4/03/00 collateralized
   by $4,870,000 U.S. Treasury Bond, 8.000% due
   11/15/21 with a value of $6,030,204                  $5,907,000    5,907,000
                                                                    -----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $5,907,000)                                       5,907,000
                                                                    -----------
TOTAL INVESTMENTS--103.1%
  (IDENTIFIED COST $59,602,596) @                                    76,394,959
  Liabilities, Less Cash and Other Assets--(3.1%)                    (2,263,593)
                                                                    -----------
NET ASSETS--100%                                                    $74,131,366
                                                                    ===========

+ See Note 1.
* Non-income producing security.
@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $59,602,596 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $19,989,890 and $3,197,527, respectively, resulting in net unrealized appreciation of $16,792,363.

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES CORE VALUE FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                            SHARES        VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS-97.6% OF NET ASSETS

AEROSPACE/DEFENSE--1.5%
  Boeing Co.                                                 6,200  $   235,213
  Litton Industries, Inc. *                                 11,900      525,831
                                                                    -----------
                                                                        761,044
                                                                    -----------
AUTO & RELATED--2.5%
  General Motors Corp.                                      15,000    1,242,188
                                                                    -----------
BANKS/SAVINGS & LOANS--2.6%
  Chase Manhattan Corp.                                      6,224      542,655
  PNC Bank Corp.                                            17,400      784,087
                                                                    -----------
                                                                      1,326,742
                                                                    -----------
BEVERAGES--1.4%
  Anheuser-Busch Cos., Inc.                                 11,400      709,650
                                                                    -----------
BROADCASTING--1.8%
  CBS Corp. *                                                6,000      339,750
  MediaOne Group, Inc. *                                     7,000      567,000
                                                                    -----------
                                                                        906,750
                                                                    -----------
CHEMICALS--MAJOR--1.4%
  Praxair, Inc.                                             16,500      686,813
                                                                    -----------
CHEMICALS--SPECIALTY--1.3%
  Monsanto Co.                                              12,200      628,300
                                                                    -----------
COMMUNICATIONS EQUIPMENT--2.7%
  ADC Telecommunications, Inc. *                             4,900      263,987
  Lucent Technologies, Inc.                                  8,800      534,600
  Motorola, Inc.                                             4,000      569,500
                                                                    -----------
                                                                      1,368,087
                                                                    -----------
COMPUTER HARDWARE--6.5%
  Apple Computer, Inc. *                                     3,800      516,087
  Compaq Computer Corp.                                     31,000      825,375
  Hewlett-Packard Co.                                        5,100      676,069
  International Business Machines Corp.                     10,800    1,274,400
                                                                    -----------
                                                                      3,291,931
                                                                    -----------
COMPUTER SOFTWARE--2.9%
  Computer Sciences Corp. *                                  7,400      585,525
  Compuware Corp. *                                         20,500      431,781
  Microsoft Corp. *                                          4,300      456,875
                                                                    -----------
                                                                      1,474,181
                                                                    -----------
DATA PROCESSING SERVICES--2.2%
  Dun & Bradstreet Corp.                                    11,700      334,913
  First Data Corp.                                          18,000      796,500
                                                                    -----------
                                                                      1,131,413
                                                                    -----------
ELECTRICAL EQUIPMENT--1.1%
  Emerson Electric Co.                                      10,500      555,188
                                                                    -----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                            SHARES        VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

ELECTRONIC COMPONENTS--2.2%
  Koninklijke (Royal) Philips Electronics NV ADR             5,300  $   907,956
  Linear Technology Corp.                                    4,000      220,000
                                                                    -----------
                                                                      1,127,956
                                                                    -----------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--3.1%
  Analog Devices, Inc. *                                     6,500      523,656
  Cypress Semiconductor Corp. *                              5,000      246,563
  Intel Corp.                                                6,000      791,625
                                                                    -----------
                                                                      1,561,844
                                                                    -----------
ENTERTAINMENT--1.1%
  Walt Disney Co.                                           13,000      537,875
                                                                    -----------
FINANCIAL SERVICES--7.0%
  CIT Group, Inc. Class A                                   21,100      411,450
  Citigroup, Inc.                                           20,000    1,186,250
  Finova Group, Inc.                                        11,224      188,703
  FleetBoston Financial Corp.                               37,400    1,365,100
  KeyCorp                                                   20,000      380,000
                                                                    -----------
                                                                      3,531,503
                                                                    -----------
FOOD--PACKAGED & MISCELLANEOUS--1.1%
  Sara Lee Corp.                                            29,900      538,200
                                                                    -----------
FOREST & PAPER PRODUCTS--1.8%
  Georgia-Pacific Corp.                                     11,100      439,144
  Willamette Industries, Inc.                               11,600      465,450
                                                                    -----------
                                                                        904,594
                                                                    -----------
GOVERNMENT AGENCIES--1.6%
  Federal National Mortgage Association                     13,900      784,481
                                                                    -----------
Health Care--Drugs--3.4%
  Bristol Myers Squibb Co.                                   7,600      438,900
  Merck & Co., Inc.                                         10,000      621,250
  Pharmacia & Upjohn, Inc.                                  11,000      651,750
                                                                    -----------
                                                                      1,711,900
                                                                    -----------
HEALTH CARE--PRODUCTS--1.1%
  Baxter International, Inc.                                 9,200      576,725
                                                                    -----------
HEALTH CARE--SERVICES--2.1%
  Tenet Healthcare Corp.                                    47,000    1,081,000
                                                                    -----------
HOUSING & BUILDING MATERIALS--0.9%
  Black & Decker Corp.                                      12,100      454,506
                                                                    -----------
INSURANCE--7.1%
  Ace Ltd.                                                  23,100      528,412
  Allstate Corp.                                            18,896      449,961
  American International Group, Inc.                         6,200      678,900
  Aon Corp.                                                 12,100      390,225
  Chubb Corp.                                                3,800      256,738
  CIGNA Corp.                                                6,700      507,525

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                            SHARES        VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

INSURANCE--CONTINUED
  Marsh & McLennan Cos., Inc.                                2,500  $   275,781
  Reliastar Financial Corp.                                 14,200      481,025
                                                                    -----------
                                                                      3,568,567
                                                                    -----------
LEISURE--1.1%
  Hasbro, Inc.                                              32,200      531,300
                                                                    -----------
MANUFACTURING--2.2%
  Eaton Corp.                                                7,700      600,600
  Minnesota Mining & Manufacturing Co.                       6,000      531,375
                                                                    -----------
                                                                      1,131,975
                                                                    -----------
METALS--0.8%
Alcoa, Inc.                                                  5,600      393,400
                                                                    -----------
NATURAL GAS--2.7%
  Coastal Corp.                                              7,100      326,600
  Columbia Energy Group                                     12,400      734,700
  El Paso Energy Corp.                                       8,000      323,000
                                                                    -----------
                                                                      1,384,300
                                                                    -----------
OIL & GAS DRILLING EQUIPMENT--3.3%
  Baker Hughes, Inc.                                        20,000      605,000
  Nabors Industries, Inc. *                                 10,100      392,006
  Transocean Sedco Forex, Inc.                              13,000      667,063
                                                                    -----------
                                                                      1,664,069
                                                                    -----------
OIL & GAS--MAJOR INTEGRATED--7.6%
  Atlantic Richfield Co.                                     7,300      620,500
  Conoco, Inc.                                              27,300      672,262
  Exxon Mobil Corp.                                         16,500    1,283,906
  Texaco, Inc.                                              11,300      605,963
  USX Marathon Group                                        26,100      680,231
                                                                    -----------
                                                                      3,862,862
                                                                    -----------
PERSONAL CARE--1.6%
  Kimberly Clark Corp.                                      14,500      812,000
                                                                    -----------
PUBLISHING--1.1%
  Gannett Co., Inc.                                          8,100      570,038
                                                                    -----------
RESTAURANTS--1.0%
  McDonald's Corp.                                          13,000      488,313
                                                                    -----------
RETAIL--GENERAL--2.3%
  Federated Department Stores, Inc. *                       18,200      759,850
  TJX Companies, Inc.                                       19,100      423,781
                                                                    -----------
                                                                      1,183,631
                                                                    -----------
SECURITIES--1.8%
  Morgan Stanley Dean Witter & Co.                          11,300      921,656
                                                                    -----------
TELECOMMUNICATIONS--9.0%
  AT&T Corp.                                                 8,000      450,000
  BellSouth Corp.                                           10,700      502,900

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                            SHARES        VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

TELECOMMUNICATIONS--CONTINUED
  GTE Corp.                                                 15,100  $ 1,072,100
  MCI WorldCom, Inc. *                                      19,600      888,125
  SBC Communications, Inc.                                  26,080    1,095,360
  Sprint Corp.                                               8,900      560,700
                                                                    -----------
                                                                      4,569,185
                                                                    -----------
UTILITIES--0.5%
  Constellation Energy Group                                 8,600      274,125
                                                                    -----------
Utilities--Electric--2.2%
  Texas Utilities Co.                                        8,300      246,406
  Unicom Corp.                                              23,900      872,350
                                                                    -----------
                                                                      1,118,756
                                                                    -----------
  TOTAL COMMON STOCKS
   (Identified Cost $46,890,184)                                     49,367,048
                                                                    -----------
TOTAL INVESTMENTS--97.6%
  (IDENTIFIED COST $46,890,184) @                                    49,367,048
  Cash and Other Assets, Less Liabilities--2.4%                       1,195,959
                                                                    -----------
  NET ASSETS--100%                                                  $50,563,007
                                                                    ===========

+ See Note 1.
* Non-income producing security.
@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $46,890,184 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $6,024,539 and $3,547,675, respectively, resulting in net unrealized appreciation of $2,476,864.

KEY TO ABBREVIATIONS:
ADR: American Depositary Receipt

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                     SHARES        VALUE+
-----------------------------------------------------------------------------------------
COMMON STOCKS-92.7% OF NET ASSETS

ARGENTINA--1.0%
  Telecom Argentina Stet - France Telecom SA Class B ADR              1,300  $    45,175
                                                                             -----------
AUSTRALIA--4.3%
  BMCMedia.com Ltd. *                                                62,000      195,777
                                                                             -----------
BRAZIL--3.3%
  Embratel Participacoes SA ADR                                       4,000      102,500
  Telecomunicacoes Brasileiras SA ADR                                   300       44,906
                                                                             -----------
                                                                                 147,406
                                                                             -----------
CROATIA--3.4%
  Pliva d.d. GDR                                                      4,500       68,625
  Zagrebacka Banka d.d. GDR                                           5,000       86,250
                                                                             -----------
                                                                                 154,875
                                                                             -----------
HONG KONG--6.6%
  China Telecom (Hong Kong) Ltd. *                                    8,000       70,378
  Li & Fung Ltd.                                                     16,000       74,590
  Pacific Century CyberWorks Ltd. *                                  65,000      151,929
                                                                             -----------
                                                                                 296,897
                                                                             -----------
INDIA--11.4%
  Gujarat Ambuja Cements Ltd. GDR                                     4,800       21,600
  ICICI Bank Ltd. ADR *                                              10,000      146,250
  Infosys Technologies Ltd. ADR                                         500       96,500
  Mahanagar Telephone Nigam Ltd. GDR                                  3,500       49,000
  Satyam Infoway Ltd. ADR *                                           1,200       64,350
  SSI Ltd. GDR 144A *                                                10,000      135,000
                                                                             -----------
                                                                                 512,700
                                                                             -----------
ISRAEL--12.2%
  BATM Advanced Communications Ltd.                                   1,000       92,342
  Check Point Software Technologies Ltd. *                            1,000      171,062
  Commtouch Software Ltd. *                                           2,400      112,950
  Gilat Satellite Networks Ltd.                                         850       99,663
  Orckit Communications Ltd. *                                        1,100       73,700
                                                                             -----------
                                                                                 549,717
                                                                             -----------
MEXICO--8.0%
  Consorcio Ara SA de CV *                                           23,000       33,687
  Corporacion Interamericana de Entretenimiento SA, Series B *       10,000       50,186
  Grupo Financiero Banamex Accival SA de CV, Series O *              19,000       86,963
  Grupo Televisa SA ADR *                                             1,600      108,800
  Telefonos de Mexico SA ADR                                          1,200       80,400
                                                                             -----------
                                                                                 360,036
                                                                             -----------
POLAND--1.1%
  Polski Koncern Naftowy SA GDR *                                     4,300       47,300
                                                                             -----------
RUSSIA--4.3%
  OAO LUKoil ADR                                                      3,000      195,000
                                                                             -----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                     SHARES        VALUE+
-----------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

SINGAPORE--5.8%
  Datacraft Asia Ltd.                                                11,000  $   102,850
  Natsteel Electronics Ltd.                                           7,000       45,800
  OMNI Industries Ltd.                                               28,000       65,755
  St Assembly Test Services Ltd. ADR *                                1,000       48,500
                                                                             -----------
                                                                                 262,905
                                                                             -----------
SOUTH AFRICA--1.8%
  De Beers Cons Mines ADR                                             1,500       34,406
  Dimension Data Holdings Ltd.                                        5,054       45,085
                                                                             -----------
                                                                                  79,491
                                                                             -----------
SOUTH KOREA--8.6%
  Haansoft, Inc.                                                      2,700       63,515
  Korea Telecom ADR                                                   1,500       65,625
  Korea Thrunet Co. Ltd. Class A *                                    1,400       54,163
  Samsung Electronics                                                   460      139,425
  SK Telecom Co. Ltd. ADR                                             1,700       66,300
                                                                             -----------
                                                                                 389,028
                                                                             -----------
TAIWAN--4.4%
  GigaMedia Ltd. *                                                    2,500      135,625
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR                     1,100       62,700
                                                                             -----------
                                                                                 198,325
                                                                             -----------
TURKEY--3.6%
  Haci Omer Sabanci Holding AS                                    1,000,000       18,254
  Haci Omer Sabanci Holding AS                                    1,260,000       21,823
  Vestel Elektronik Sanayi ve Ticaret AS *                          185,000       62,041
  Yapi ve Kredi Bankasi AS                                        2,300,000       61,510
                                                                             -----------
                                                                                 163,628
                                                                             -----------
UNITED STATES--12.9%
  AsiaInfo Holdings, Inc. *                                           1,500       90,750
  Comverse Technology, Inc. *                                           650      122,850
  IMPSAT Fiber Networks, Inc. *                                       4,800      134,400
  MIH Ltd. *                                                            800       48,800
  StarMedia Network, Inc. *                                           1,600       48,100
  UTStarcom, Inc. *                                                   1,750      136,609
                                                                             -----------
                                                                                 581,509
                                                                             -----------
  TOTAL COMMON STOCKS
   (Identified Cost $3,254,466)                                                4,179,769
                                                                             -----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                     SHARES        VALUE+
-----------------------------------------------------------------------------------------
RIGHTS-0.5% OF NET ASSETS

TURKEY--0.5%
  Haci Omer Sabanci Holding AS, expiring 4/12/00 *                1,000,000  $    23,772
                                                                             -----------
  TOTAL RIGHTS
   (Identified Cost $0)                                                           23,772
                                                                             -----------

                                                                      FACE
                                                                    AMOUNT
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-8.0% OF NET ASSETS

  Repurchase Agreement with State Street Bank and Trust Co., dated 3/31/00 at 4.750% to be repurchased at $361,143 on
   4/03/00 collateralized by $370,000 U.S. Treasury Note,
   3.625% due 7/15/02 with a value of $371,528                    $361,000       361,000
                                                                             -----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $361,000)                                                    361,000
                                                                             -----------
TOTAL INVESTMENTS--101.2%
  (IDENTIFIED COST $3,615,466) @                                               4,564,541
   Liabilities, Less Cash and Other Assets--(1.2%)                               (53,514)
                                                                             -----------
NET ASSETS--100%                                                             $ 4,511,027
                                                                             ===========

+    See Note 1.
*    Non-income producing security.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers
@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $3,615,466 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,136,897 and $187,822, respectively, resulting in net unrealized appreciation of $949,075.

KEY TO ABBREVIATIONS:
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

               Ten Largest Sector Holdings at March 31, 2000
                       as a Percentage of Net Assets
            Telecommunications                              17.6%
            Business Services                               13.8%
            Computer Services                               12.8%
            Communications Equipment                        11.6%
            Electronic Components                            6.9%
            Broadcasting                                     6.9%
            Oil & Gas                                        5.4%
            Computer Software                                4.4%
            Bank/Savings & Loans                             3.3%
            Diversified Operations                           2.9%

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES GLOBAL TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                            SHARES        VALUE+
--------------------------------------------------------------------------------
COMMON STOCKS-98.8% OF NET ASSETS

AUTO & RELATED--0.5%
  Toyoda Gosei Co. Ltd.                                      1,000  $    73,053
                                                                    -----------
BROADCASTING--2.4%
  Aoi Advertising Promotion, Inc.                            2,400       44,416
  Grupo Televisa SA ADR *                                    1,150       78,200
  News Corporation Ltd. ADR                                  2,080      117,000
  Pacific Century CyberWorks Ltd. *                         10,500       24,542
  Scoot.com Plc *                                           27,000      100,912
                                                                    -----------
                                                                        365,070
                                                                    -----------
BUSINESS SERVICES--6.9%
  Art Technology Group, Inc. *                               1,600      105,100
  BMCMedia.com Ltd. *                                       52,811      166,761
  Commerce One, Inc. *                                         500       74,625
  Commtouch Software Ltd. *                                  2,000       94,125
  Enea Data AB                                                 450       86,057
  Exodus Communications, Inc. *                                900      126,450
  Globix Corp. *                                             2,000       76,250
  Macrovision Corp. *                                        2,000      172,250
  Satama Interactive Oyj *                                   1,500       34,472
  StarMedia Network, Inc. *                                  4,000      120,250
                                                                    -----------
                                                                      1,056,340
                                                                    -----------
COMMUNICATIONS EQUIPMENT--21.1%
  ADVA AG Optical Networking *                                 250      157,996
  Advanced Fibre Communications, Inc. *                      2,000      125,375
  ArrowPoint Communications, Inc. *                            500       59,242
  Brocade Communications Systems, Inc. *                       800      143,450
  Ciena Corp. *                                              1,100      138,738
  Cisco Systems, Inc. *                                      2,000      154,625
  Comverse Technology, Inc. *                                  900      170,100
  Copper Mountain Networks, Inc. *                           1,200       98,325
  Foundry Networks, Inc. *                                     800      115,000
  Gilat Satellite Networks Ltd.                                800       93,800
  JDS Uniphase Corp. *                                       1,000      120,563
  Juniper Networks, Inc. *                                     500      131,781
  Nokia Oyj *                                                  480      101,577
  Nortel Networks Corp.                                        720       90,235
  Powerwave Technologies, Inc. *                               800      100,000
  QLogic Corp. *                                             1,100      149,050
  QUALCOMM, Inc. *                                             900      134,381
  Redback Networks, Inc. *                                     500      149,969
  Research In Motion Ltd. *                                    900       95,850
  SDL, Inc. *                                                  800      170,300
  Sycamore Networks, Inc. *                                  1,100      141,900
  Telefonaktiebolaget LM Ericsson                            2,200      193,533
  Telelogic AB                                                 390       35,257
  United Pan-Europe Communications NV *                      1,200       56,109

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS--AS OF MARCH 31, 2000 (UNAUDITED)



                                                            SHARES     VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED

COMMUNICATIONS EQUIPMENT--CONTINUED
  UTStarcom, Inc. *                                          3,750  $   292,734
                                                                    -----------
                                                                      3,219,890
                                                                    -----------
COMPUTER HARDWARE--4.4%
  EMC Corp. *                                                1,200      150,000
  Legend Holdings Ltd. *                                    80,000      127,913
  Network Appliance, Inc. *                                  2,200      182,050
  Psion Plc                                                  1,000       65,658
  Sun Microsystems, Inc. *                                   1,500      140,555
                                                                    -----------
                                                                        666,176
                                                                    -----------

COMPUTER SERVICES--11.4%
  AsiaInfo Holdings, Inc. *                                  2,500      151,250
  Baltimore Technologies Plc ADR *                             445       63,635
  Check Point Software Technologies Ltd. *                     800      136,850
  CMG Plc                                                      800       68,397
  CMGI, Inc. *                                                 600       67,988
  Datacraft Asia Ltd.                                       16,000      149,600
  Framtidsfabriken AB *                                      1,600       39,128
  GFT Technologies AG                                          100       23,939
  IBA Technologies Ltd. *                                  200,000      230,489
  Infosys Technologies Ltd. ADR                                750      144,750
  Logica Plc                                                 4,000      135,965
  Melbourne IT Ltd. *                                       11,800      101,991
  NHC Communications, Inc. *                                11,000       90,847
  Satyam Infoway Ltd. ADR *                                  1,400       75,075
  Trans Cosmos, Inc.                                           500      141,236
  Yahoo! Inc. *                                                700      119,962
                                                                    -----------
                                                                      1,741,102
                                                                    -----------

COMPUTER SOFTWARE--12.4%
  BEA Systems, Inc. *                                        1,300       95,387
  Comptel Oyj                                                1,700      188,178
  i2 Technologies, Inc. *                                      800       97,700
  Inktomi Corp. *                                              800      156,000
  Justsystem Corp. *                                         1,000       76,949
  Kana Communications, Inc. *                                  800       54,400
  Macromedia, Inc. *                                         1,600      144,500
  MatrixOne, Inc. *                                          1,400       55,912
  Mercury Interactive Corp. *                                1,100       87,175
  Open Telecommunications Ltd. *                            17,000      164,982
  Phone.com, Inc. *                                            800      130,500
  Portal Software, Inc. *                                    1,500       85,406
  Sausage Software Ltd. *                                   17,800       64,780
  Softbank Corp. *                                             100       89,125
  SSI Ltd. GDR 144A *                                       10,000      135,000
  TIBCO Software, Inc. *                                     1,000       81,500
  VeriSign, Inc. *                                             500       74,750


                                                                             41


LOOMIS SAYLES EQUITY FUNDS


LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS--AS OF MARCH 31, 2000 (UNAUDITED)



                                                            SHARES     VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED

COMPUTER SOFTWARE--CONTINUED
  Veritas Software Co. *                                       800  $   104,800
                                                                    -----------
                                                                      1,887,044
                                                                    -----------

ELECTRONIC COMPONENTS--8.0%
  ce Consumer Electronic AG                                    300       59,751
  DSP Group, Inc. *                                          2,000      132,000
  Epcos AG *                                                 1,600      210,661
  Funai Electric Co. Ltd.                                      200      124,677
  Hitachi AIC, Inc.                                          4,000       47,533
  Kyocera Corp. ADR                                             10        1,660
  Pace Micro Technology Plc                                  4,600       67,744
  Samsung Electronics                                          800      242,479
  SONY Corp. ADR                                               425      119,053
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR            2,150      122,550
  Vestel Elektronik Sanayi ve Ticaret AS *                 245,000       82,163
                                                                    -----------
                                                                      1,210,271
                                                                    -----------

ELECTRONIC COMPONENTS--SEMICONDUCTORS--11.8%
  Analog Devices, Inc. *                                     1,600      128,900
  Applied Micro Circuits Corp. *                             1,000      150,062
  ARM Holdings Plc *                                         1,100       66,550
  ASM Lithography Holding NV *                               1,460      163,155
  Broadcom Corp. Class A *                                     500      121,438
  Infineon Technologies AG *                                 3,400      185,736
  Intel Corp.                                                1,000      131,938
  PMC Sierra, Inc. *                                         1,000      203,687
  SanDisk Corp. *                                            1,300      159,250
  STMicroelectronics NV                                      1,100      205,906
  Texas Instruments, Inc.                                      700      112,000
  Xilinx, Inc. *                                             2,000      165,625
                                                                    -----------
                                                                      1,794,247
                                                                    -----------

ELECTRONIC MEASURING INSTRUMENTS--2.0%
  Agilent Technologies, Inc. *                               1,200      124,800
  Orbotech Ltd. *                                            2,100      178,500
                                                                    -----------
                                                                        303,300
                                                                    -----------

ENTERTAINMENT--0.5%
  Avex, Inc.                                                   400       76,170
                                                                    -----------
FINANCIAL SERVICES--0.5%
  S1 Corp. *                                                   800       68,550
                                                                    -----------

HEALTH CARE--BIOTECHNOLOGY--2.0%
  Abgenix, Inc. *                                              200       27,625
  Affymetrix, Inc. *                                           200       29,687
  Cambridge Antibody Technology Group Plc *                    800       26,429
  Celera Genomics *                                            400       36,625
  Celltech Group Plc *                                       4,000       71,645
  Gene Logic, Inc. *                                           600       25,237


LOOMIS SAYLES EQUITY FUNDS


LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS--AS OF MARCH 31, 2000 (UNAUDITED)



                                                            SHARES     VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED

HEALTH CARE--BIOTECHNOLOGY--CONTINUED
  Immunex Corp. *                                              900  $    57,094
  Millennium Pharmaceuticals, Inc. *                           200       25,975
                                                                    -----------
                                                                        300,317
                                                                    -----------

HEALTH CARE--DRUGS--0.8%
  Oxford GlycoSciences Plc *                                 1,300       35,185
  SkyePharma Plc ADR *                                      51,000       89,317
                                                                    -----------
                                                                        124,502
                                                                    -----------

HEALTH CARE--MEDICAL TECHNOLOGY--1.0%
  MiniMed, Inc. *                                            1,200      155,400
                                                                    -----------

MACHINERY--4.1%
  Applied Materials, Inc. *                                  1,200      113,100
  Credence Systems Corp. *                                     700       87,588
  KLA-Tencor Corp. *                                         1,800      151,650
  Kulicke & Soffa Industries, Inc. *                         1,400       89,687
  Novellus Systems, Inc. *                                   1,600       89,800
  PRI Automation, Inc. *                                     1,600       97,800
                                                                    -----------
                                                                        629,625
                                                                    -----------

MANUFACTURING--0.5%
  Sato Corp.                                                 2,420       79,437
                                                                    -----------

TELECOMMUNICATIONS--8.5%
  Aether Systems, Inc. *                                       600      108,900
  Davnet Ltd.                                               34,500      113,000
  Embratel Participacoes SA ADR                              4,000      102,500
  GigaMedia Ltd. *                                           1,000       54,250
  GT Group Telecom, Inc. Class B *                          11,000      229,625
  Jazztel Plc ADR *                                          1,400      113,312
  KPNQwest NV *                                                970       51,643
  Metromedia Fiber Network, Inc. Class A *                   1,500      145,125
  Nextel Communications, Inc. Class A *                      1,000      148,250
  SK Telecom Co. Ltd. ADR                                    2,600      101,400
  Tele1 Europe Holding AB *                                  7,000      132,650
                                                                    -----------
                                                                      1,300,655
                                                                    -----------

  TOTAL COMMON STOCKS
   (Identified Cost $15,194,879)                                     15,051,149
                                                                    -----------


                                                                             43


LOOMIS SAYLES EQUITY FUNDS


LOOMIS SAYLES GLOBAL TECHNOLOGY FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS--AS OF MARCH 31, 2000 (UNAUDITED)



                                                                          FACE
                                                                        AMOUNT    VALUE +
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-3.7% OF NET ASSETS

  Repurchase Agreement with State Street Bank and Trust Co., dated 3/31/00 at 4.750% to be repurchased at $557,220 on
   4/03/00 collateralized by $570,000 U.S. Treasury Note,
   5.625% due 2/28/01 with a value of $568,782                        $557,000  $   557,000
                                                                                ------------

  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $557,000)                                                       557,000
                                                                                ------------

TOTAL INVESTMENTS--102.5%
  (IDENTIFIED COST $15,751,879) @                                               $15,608,149
  Liabilities, Less Cash and Other Assets--(2.5%)                                  (377,389)
                                                                                ------------
  NET ASSETS--100%                                                              $15,230,760
                                                                                ------------
                                                                                ------------


+    See Note 1.
*    Non-income producing security.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@ At March 31, 2000, the net unrealized depreciation on investments based on cost of $15,751,879 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,351,896 and $1,495,626, respectively, resulting in net unrealized depreciation of $143,730.

KEY TO ABBREVIATIONS:
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES GROWTH FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                            SHARES    VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS-100.0% OF NET ASSETS

ADVERTISING--2.3%
  Omnicom Group, Inc.                                       10,600  $   990,438
                                                                    -----------

BANKS/SAVINGS & LOANS--2.9%
  Chase Manhattan Corp.                                      6,700      584,156
  Northern Trust Corp.                                      10,000      675,625
                                                                    -----------
                                                                      1,259,781
                                                                    -----------

BROADCASTING--3.1%
  CBS Corp. *                                               23,800    1,347,675
                                                                    -----------

COMMUNICATIONS EQUIPMENT--11.6%
  Brocade Communications Systems, Inc. *                     2,700      484,144
  Cisco Systems, Inc. *                                     28,000    2,164,750
  JDS Uniphase Corp. *                                      10,900    1,314,131
  Nortel Networks Corp.                                      8,000    1,008,000
                                                                    -----------
                                                                      4,971,025
                                                                    -----------

COMPUTER HARDWARE--7.0%
  3Com Corp. *                                               6,600      367,125
  EMC Corp. *                                               10,000    1,250,000
  Hewlett-Packard Co.                                        5,000      662,813
  Sun Microsystems, Inc. *                                   7,500      702,773
                                                                    -----------
                                                                      2,982,711
                                                                    -----------

COMPUTER SERVICES--3.3%
  America Online, Inc. *                                    20,700    1,392,075
                                                                    -----------

COMPUTER SOFTWARE--8.3%
  i2 Technologies, Inc. *                                    2,700      329,738
  Microsoft Corp. *                                         13,000    1,381,250
  Oracle Corp. *                                            10,900      850,881
  Siebel Systems, Inc. *                                     3,200      382,200
  Veritas Software Co. *                                     4,500      589,500
                                                                    -----------
                                                                      3,533,569
                                                                    -----------

DIVERSIFIED OPERATIONS--3.3%
  General Electric Co.                                       9,000    1,396,687
                                                                    -----------

ELECTRONIC COMPONENTS--SEMICONDUCTORS--8.5%
  Intel Corp.                                                9,500    1,253,406
  PMC Sierra, Inc. *                                         2,200      448,113
  Texas Instruments, Inc.                                    7,800    1,248,000
  Xilinx, Inc. *                                             8,500      703,906
                                                                    -----------
                                                                      3,653,425
                                                                    -----------

ENTERTAINMENT--1.0%
  Walt Disney Co.                                           10,400      430,300
                                                                    -----------

                                                                             45

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES GROWTH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                            SHARES    VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED

FINANCIAL SERVICES--6.3%
  Charles Schwab Corp.                                      13,900  $   789,694
  Citigroup, Inc.                                           12,500      741,406
  Merrill Lynch & Co., Inc.                                 10,900    1,144,500
                                                                    -----------
                                                                      2,675,600
                                                                    -----------

HEALTH CARE--BIOTECHNOLOGY--2.3%
  Amgen, Inc. *                                              7,300      448,038
  Genetech, Inc. *                                           3,600      547,200
                                                                    -----------
                                                                        995,238
                                                                    -----------

HEALTH CARE--DRUGS--3.8%
  Pfizer, Inc.                                              26,000      950,625
  Warner-Lambert Co.                                         6,800      663,000
                                                                    -----------
                                                                      1,613,625
                                                                    -----------

HEALTH CARE--MEDICAL TECHNOLOGY--4.3%
  Guidant Corp. *                                            9,400      552,838
  Medtronic, Inc.                                           17,500      900,156
  PE Corp.--PE Biosystems Group                              3,800      366,700
                                                                    -----------
                                                                      1,819,694
                                                                    -----------

MACHINERY--2.8%
  Applied Materials, Inc. *                                 12,700    1,196,975
                                                                    -----------

MULTI-INDUSTRY--2.5%
  Corning, Inc.                                              5,600    1,086,400
                                                                    -----------

NATURAL GAS--3.0%
  Enron Corp.                                               17,300    1,295,338
                                                                    -----------

OIL & GAS DRILLING EQUIPMENT--4.8%
  Schlumberger Ltd.                                         13,000      994,500
  Transocean Sedco Forex, Inc.                              20,487    1,051,239
                                                                    -----------
                                                                      2,045,739
                                                                    -----------

PUBLISHING--0.8%
  The New York Times Co. Class A                             8,400      360,675
                                                                    -----------

RETAIL--GENERAL--3.9%
  Costco Wholesale Corp. *                                  16,900      888,306
  Kohl's Corp. *                                             7,500      768,750
                                                                    -----------
                                                                      1,657,056
                                                                    -----------

RETAIL--SPECIALTY--4.0%
  Gap, Inc.                                                 15,400      767,112
  Home Depot, Inc.                                          14,900      961,050
                                                                    -----------
                                                                      1,728,162
                                                                    -----------

LOOMIS SAYLES EQUITY FUNDS


LOOMIS SAYLES GROWTH FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)



                                                            SHARES    VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED

SECURITIES--2.2%
  Morgan Stanley Dean Witter & Co.                          11,400  $   929,813
                                                                    -----------

TELECOMMUNICATIONS--8.0%
  AT&T Corp.--Liberty Media Group Class A *                 15,700      930,225
  AT&T Corp.                                                 9,200      517,500
  Nextel Communications, Inc. Class A *                      6,900    1,022,925
  US West, Inc.                                             13,100      951,387
                                                                    -----------
                                                                      3,422,037
                                                                    -----------

  TOTAL COMMON STOCKS
   (Identified Cost $31,512,905)                                    $42,784,038
                                                                    -----------

TOTAL INVESTMENTS--100.0%
  (IDENTIFIED COST $31,512,905) @                                    42,784,038
  Liabilities, Less Cash and Other Assets--0.0%)                        (18,391)
                                                                    -----------
  NET ASSETS--100%                                                  $42,765,647
                                                                    -----------
                                                                    -----------

+ See Note 1.
* Non-income producing security.
@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $31,512,905 for federal income tax purposes was as follows:
  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $11,690,382 and $419,249, respectively, resulting in net unrealized appreciation of $11,271,133.

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS


LOOMIS SAYLES INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)



                                                            SHARES      VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-99.3% OF NET ASSETS

AUSTRALIA--3.0%
  BMCMedia.com Ltd. *                                      373,215 $  1,178,500
  Davnet Ltd.                                              254,000      831,944
  Melbourne IT Ltd. *                                       88,000      760,614
  News Corporation Ltd. ADR                                 28,000    1,575,000
  News Corporation Ltd.                                     25,000      349,069
                                                                   ------------
                                                                      4,695,127
                                                                   ------------

BRAZIL--1.0%
  Telecomunicacoes Brasileiras SA ADR                       11,000    1,646,562
                                                                   ------------

CANADA--5.5%
  Biovail Corp. *                                           26,000    1,152,125
  GT Group Telecom, Inc. Class B *                          40,000      835,000
  JDS Uniphase Corp. *                                      20,640    2,488,410
  Nortel Networks Corp.                                      1,800      226,800
  Nortel Networks Corp.                                     21,200    2,656,930
  Telesystem International Wireless, Inc. *                 39,000    1,415,864
                                                                   ------------
                                                                      8,775,129
                                                                   ------------

FINLAND--6.8%
  Comptel Oyj                                               19,100    2,114,232
  Helsingin Puhelin Oyj                                     14,700    1,421,674
  Nokia Oyj *                                               21,360    4,520,172
  Perlos Oyj                                                39,300    1,399,900
  Satama Interactive Oyj *                                   5,200      119,502
  Sonera Oyj                                                19,000    1,297,193
                                                                   ------------
                                                                     10,872,673
                                                                   ------------

FRANCE--6.5%
  Alcatel                                                    6,540    1,435,963
  Coflexip SA                                               15,100    1,662,785
  Societe Television Francaise 1                             2,450    1,806,418
  STMicroelectronics NV                                     10,730    2,008,522
  Total Fina SA Class B                                     11,150    1,670,901
  Vivendi                                                   15,100    1,742,310
                                                                   ------------
                                                                     10,326,899
                                                                   ------------

GERMANY--8.5%
  ADVA AG Optical Networking *                               5,469    3,456,315
  ce Consumer Electronic AG                                  7,000    1,394,193
  Deutsche Telekom AG                                       18,800    1,512,163
  EM. TV & Merchandising AG                                 20,000    1,643,155
  Epcos AG *                                                16,000    2,106,610
  GFT Technologies AG                                        4,200    1,005,427
  Infineon Technologies AG *                                 8,800      480,728
  Siemens AG                                                13,100    1,881,460
                                                                   ------------
                                                                     13,480,051
                                                                   ------------


LOOMIS SAYLES EQUITY FUNDS


LOOMIS SAYLES INTERNATIONAL EQUITY FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)



                                                            SHARES      VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED

HONG KONG--3.3%
  China Telecom (Hong Kong) Ltd. *                         161,000 $  1,416,352
  Giordano International Ltd.                            1,240,000    1,504,903
  Legend Holdings Ltd. *                                   520,000      831,434
  Pacific Century CyberWorks Ltd. *                        600,000    1,402,418
                                                                   ------------
                                                                      5,155,107
                                                                   ------------

INDIA--0.3%
  Gujarat Ambuja Cements Ltd. GDR                           48,000      216,000
  SSI Ltd. GDR 144A *                                       15,000      202,500
                                                                   ------------
                                                                        418,500
                                                                   ------------

IRELAND--0.6%
  Independent News & Media Plc                              91,000      894,062
  Ryanair Holdings Plc ADR *                                 2,500      114,687
                                                                   ------------
                                                                      1,008,749
                                                                   ------------

ISRAEL--2.3%
  BATM Advanced Communications Ltd.                         15,000    1,385,128
  Check Point Software Technologies Ltd. *                   4,000      684,250
  Gilat Satellite Networks Ltd.                             13,400    1,571,150
                                                                   ------------
                                                                      3,640,528
                                                                   ------------

ITALY--4.4%
  Bipop--Carire Spa                                         15,900    1,673,232
  San Paolo--IMI Spa                                       106,000    1,452,469
  Seat-Pagine Gialle Spa                                   381,000    1,889,801
  Telecom Italia Mobile Spa                                166,100    2,039,009
                                                                   ------------
                                                                      7,054,511
                                                                   ------------

JAPAN--18.4%
  Daiwa Securities Group, Inc.                              79,000    1,485,121
  Fuji Television Network, Inc.                                 89    1,543,077
  Funai Electric Co. Ltd.                                    2,600    1,620,806
  Hikari Tsushin, Inc.                                         800      614,036
  Hoya Corp.                                                17,000    1,606,195
  Japan Telecom Co. Ltd.                                        34    1,440,608
  Kyocera Corp.                                              8,350    1,395,665
  Mobilephone Telecommunications International Ltd. *           20      855,209
  Murata Manufacturing Co. Ltd.                             10,000    2,430,234
  NTT Mobile Communications                                     46    1,886,329
  Orix Corp.                                                 9,480    1,371,237
  Sharp Corp.                                               65,000    1,389,714
  Softbank Corp. *                                           2,300    2,049,871
  Sony Corp. *                                               8,400    1,194,565
  Sony Corp.                                                 8,400    1,186,383
  Taiyo Yuden Co. Ltd.                                      29,000    1,872,790
  Tokyo Electron Ltd.                                       11,000    1,660,741


                                                                       49


LOOMIS SAYLES EQUITY FUND


LOOMIS SAYLES INTERNATIONAL EQUITY FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)



                                                            SHARES      VALUE +
-------------------------------------------------------------------------------
COMMON STOCKS--CONTINUED

  JAPAN--CONTINUED
  Trend Micro, Inc.                                          7,000 $  1,227,293
  Yahoo Japan Corp.                                              4    2,427,312
                                                                   ------------
                                                                     29,257,186
                                                                   ------------

MEXICO--1.8%
  Grupo Televisa SA ADR *                                   19,500    1,326,000
  Telefonos de Mexico SA ADR                                23,800    1,594,600
                                                                   ------------
                                                                      2,920,600
                                                                   ------------

NETHERLANDS--8.0%
  ASM Lithography Holding NV *                              15,690    1,753,357
  Endemol Entertainment Holding NV                          16,500    2,196,141
  Equant NV ADR *                                           12,500    1,063,281
  Fortis (NL) NV                                            59,200    1,516,376
  Koninklijke KPN NV                                        12,700    1,455,050
  KPNQwest NV *                                             26,950    1,434,812
  United Pan-Europe Communications NV *                     30,000    1,402,715
  Versatel Telecom International NV ADR *                   38,400    1,857,600
                                                                   ------------
                                                                     12,679,332
                                                                   ------------

RUSSIA--0.6%
  OAO LUKoil ADR                                            15,000      975,000
                                                                   ------------

SINGAPORE--1.6%
  Datacraft Asia Ltd.                                      158,000    1,477,300
  Natsteel Electronics Ltd.                                171,000    1,118,822
                                                                   ------------
                                                                      2,596,122
                                                                   ------------

SOUTH KOREA--2.1%
  Haansoft, Inc.                                            19,000      446,958
  Samsung Electronics                                        9,291    2,816,091
                                                                   ------------
                                                                      3,263,049
                                                                   ------------

SPAIN--0.8%
  Telefonica SA *                                           51,900    1,311,997
                                                                   ------------

SWEDEN--6.6%
  Enea Data AB                                              11,800    2,256,606
  Framtidsfabriken AB *                                     41,600    1,017,339
  Skandia Forsakrings AB                                    32,000    1,516,922
  Tele1 Europe Holding AB *                                 73,300    1,389,030
  Telefonaktiebolaget LM Ericsson                           35,200    3,096,523
  Telelogic AB                                              14,000    1,265,647
                                                                   ------------
                                                                     10,542,067
                                                                   ------------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                           SHARES       VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
TAIWAN--1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR             29,760 $  1,696,320
                                                                   ------------
TURKEY--0.4%
  Yapi ve Kredi Bankasi AS                              22,700,000      607,081
                                                                   ------------
UNITED KINGDOM--13.1%
  ARM Holdings Plc *                                        20,500    1,240,246
  Billiton Plc                                             229,000    1,066,429
  British Sky Broadcasting Group Plc                        43,900    1,237,809
  Cable & Wireless Plc                                      95,000    1,783,232
  Celltech Group Plc *                                      79,000    1,414,980
  Colt Telecom Group Plc *                                  30,800    1,471,101
  Jazztel Plc ADR *                                         27,000    2,185,313
  Kingston Communication (Hull) Plc *                       88,000    1,396,845
  Logica Plc                                                49,000    1,665,3576
  PTL, Inc. *                                               14,450    1,341,141
  Reuters Group Plc                                         58,300    1,178,807
  Scoot.com Plc *                                          230,000      859,615
  Shire Pharmaceutical Group Plc *                          93,000    1,572,454
  Vodafone Group Plc                                       421,938    2,351,186
                                                                   ------------
                                                                     20,764,734
                                                                   ------------
UNITED STATES--2.6%
  Comverse Technology, Inc. *                                8,500    1,606,500
  OpenTV Corp. Class A *                                    13,000    1,538,875
  PMC Sierra, Inc. *                                         5,000    1,018,437
                                                                   ------------
                                                                      4,163,812
                                                                   ------------
  TOTAL COMMON STOCKS
   (Identified Cost $113,773,612)                                   157,851,136
                                                                   ------------
PREFERRED STOCKS-1.3% of net assets

GERMANY--1.3%
Marschollek, Lautenschlaeger und Partner AG *                3,300    1,974,947
                                                                   ------------
  TOTAL PREFERRED STOCKS
   (Identified Cost $1,848,953)                                       1,974,947
                                                                   ------------
TOTAL INVESTMENTS--100.6%
  (IDENTIFIED COST $115,622,565) @                                  159,826,083
  Liabilities, Less Cash and Other Assets--(0.6%)                      (875,173)
                                                                   ------------
  NET ASSETS--100%                                                 $158,950,910
                                                                   ------------
                                                                   ------------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
+    See Note 1.
*    Non-income producing security.
     144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $115,622,565 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $48,781,778 and $4,578,260, respectively, resulting in net unrealized appreciation of $44,203,518.

KEY TO ABBREVIATIONS:
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

                  Ten Largest Sector Holdings at March 31, 2000
                          as a Percentage of Net Assets

               Telecommunications                              23.1%
               Communication Equipment                         15.8%
               Electronic Components                           14.8%
               Broadcasting                                     8.1%
               Computer Software                                6.3%
               Financial Services                               5.0%
               Electronic Components--Semiconductor             5.0%
               Computer Services                                4.8%
               Diversified Operations                           2.3%
               Business Services                                2.2%

                  See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES MID-CAP VALUE FUND (CONTINUED)
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                             SHARES    VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-97.0% OF NET ASSETS
AEROSPACE/DEFENSE--1.4%
  General Dynamics Corp.                                     1,400   $   69,650
                                                                     ----------
AIRLINES--0.5%
  AMR Corp.                                                    800       25,500
                                                                     ----------
AUTO & RELATED--1.0%
  Hertz Corp.                                                1,500       51,094
                                                                     ----------
BANKS/SAVINGS & LOANS--3.6%
  Comerica, Inc.                                             1,700       71,187
  PNC Bank Corp.                                             1,100       49,569
  Wilmington Trust Corp.                                     1,300       63,213
                                                                     ----------
                                                                        183,969
                                                                     ----------
BEVERAGES--0.8%
  Adolph Coors Co. Class B                                     900       43,031
                                                                     ----------
BROADCASTING--2.4%
  Adelphia Communications Corp. Class A *                    1,300       63,700
  AMFM, Inc. *                                                 900       55,913
                                                                     ----------
                                                                        119,613
                                                                     ----------
BUSINESS SERVICES--1.6%
  Deluxe Corp.                                               2,000       53,000
  Exodus Communications, Inc. *                                200       28,100
                                                                     ----------
                                                                         81,100
                                                                     ----------
CHEMICALS--MAJOR--3.2%
  Praxair, Inc.                                              1,800       74,925
  Rohm & Haas Co.                                            1,900       84,787
                                                                     ----------
                                                                        159,712
                                                                     ----------
CHEMICALS--SPECIALTY--0.8%
  International Flavors & Fragrances, Inc.                   1,100       38,569
                                                                     ----------
COMMERCIAL SERVICES--2.9%
  Convergys Corp. *                                          2,200       84,975
  Manpower, Inc.                                             1,700       60,350
                                                                     ----------
                                                                        145,325
                                                                     ----------
COMMUNICATIONS EQUIPMENT--4.0%
  ADC Telecommunications, Inc. *                               900       48,487
  Amphenol Corp. Class A *                                     800       81,800
  Comverse Technology, Inc. *                                  200       37,800
  JDS Uniphase Corp. *                                         300       36,169
                                                                     ----------
                                                                        204,256
                                                                     ----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                             SHARES    VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
COMPUTER HARDWARE--2.5%
  3Com Corp. *                                                 600   $   33,375
  Apple Computer, Inc. *                                       200       27,163
  Lexmark International Group, Inc. Class A *                  300       31,725
  Seagate Technology, Inc. *                                   600       36,150
                                                                     ----------
                                                                        128,413
                                                                     ----------
COMPUTER SERVICES--0.4%
  SABRE Group Holdings, Inc. Class A                           578       21,350
                                                                     ----------
COMPUTER SOFTWARE--5.1%
  Cadence Design Systems, Inc. *                             2,200       45,650
  Computer Sciences Corp. *                                    700       55,387
  Electronic Arts, Inc. *                                      300       21,356
  J.D. Edwards & Co. *                                       1,300       42,331
  Parametric Technology Corp. *                              2,200       46,338
  Veritas Software Co. *                                       350       45,850
                                                                     ----------
                                                                        256,912
                                                                     ----------
ELECTRONIC COMPONENTS--2.5%
  SCI Systems, Inc. *                                        1,700       91,481
  Viasystems Group, Inc. *                                   2,200       34,100
                                                                     ----------
                                                                        125,581
                                                                     ----------
ELECTRONIC COMPONENTS--SEMICONDUCTORS--5.8%
  Adaptec, Inc. *                                              900       34,763
  Conexant Systems, Inc. *                                     600       42,600
  LSI Logic Corp. *                                          1,500      108,937
  National Semiconductor Corp. *                             1,100       66,688
  Xilinx, Inc. *                                               500       41,406
                                                                     ----------
                                                                        294,394
                                                                     ----------
ELECTRONIC MEASURING INSTRUMENTS--0.5%
  Teradyne, Inc. *                                             300       24,675
                                                                     ----------
FINANCIAL SERVICES--3.9%
  Concord EFS, Inc. *                                        2,900       66,519
  eSPEED, Inc. Class A *                                       700       36,662
  Knight/Trimark Group, Inc. Class A *                         700       35,700
  PMI Group, Inc.                                            1,200       56,925
                                                                     ----------
                                                                        195,806
                                                                     ----------
FOOD--PACKAGED & MISCELLANEOUS--1.3%
  Sara Lee Corp.                                             3,600       64,800
                                                                     ----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                             SHARES    VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED
FOREST & PAPER PRODUCTS--2.9%
  Fort James Corp.                                           2,600   $   57,200
  Westvaco Corp.                                             2,700       90,112
                                                                     ----------
                                                                        147,312
                                                                     ----------
FREIGHT TRANSPORTATION--1.8%
  GATX Corp.                                                 1,600       60,800
  USFreightways Corp.                                          800       29,950
                                                                     ----------
                                                                         90,750
                                                                     ----------
HEALTH CARE--BIOTECHNOLOGY--0.3%
  Biogen, Inc. *                                               200       13,975
                                                                     ----------
HEALTH CARE--DRUGS--1.0%
  Biovail Corp. *                                            1,100       48,744
                                                                     ----------
HEALTH CARE--MEDICAL TECHNOLOGY--1.2%
  Sybron International Corp. *                               2,100       60,900
                                                                     ----------
HEALTH CARE--PRODUCTS--2.5%
  Biomet, Inc.                                               1,900       69,113
  Waters Corp. *                                               600       57,150
                                                                     ----------
                                                                        126,263
                                                                     ----------
HEALTH CARE--SERVICES--2.7%
  Universal Health Services, Inc. Class B                    1,500       73,500
  Wellpoint Health Networks, Inc. Class A *                    900       62,887
                                                                     ----------
                                                                        136,387
                                                                     ----------
INSURANCE--3.8%
  John Hancock Financial Services, Inc. *                    3,200       57,800
  Marsh & McLennan Cos., Inc.                                  300       33,094
  Reliastar Financial Corp.                                  1,400       47,425
  St. Paul Cos., Inc.                                        1,600       54,600
                                                                     ----------
                                                                        192,919
                                                                     ----------
MACHINERY--2.2%
  Deere & Co.                                                1,600       60,800
  Ingersoll-Rand Co.                                         1,100       48,675
                                                                     ----------
                                                                        109,475
                                                                     ----------
MANUFACTURING--2.7%
  Eaton Corp.                                                  700       54,600
  Parker-Hannifin Corp.                                      2,000       82,625
                                                                     ----------
                                                                        137,225
                                                                     ----------
NATURAL GAS--1.2%
  Dynegy, Inc. Class A                                         987       61,934
                                                                     ----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                             SHARES    VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

OIL & GAS DRILLING EQUIPMENT--3.7%
  Ensco International, Inc.                                  1,600   $   57,800
  Key Energy Group, Inc. *                                   5,800       67,425
  Patterson Energy, Inc. *                                   1,900       60,325
                                                                     ----------
                                                                        185,550
                                                                     ----------
OIL & GAS EXPLORATION--2.9%
  Apache Corp.                                               2,000       99,500
  Kerr-McGee Corp.                                             800       46,200
                                                                     ----------
                                                                        145,700
                                                                     ----------
OIL & GAS--MAJOR INTEGRATED--1.8%
  USX Marathon Group                                         3,400       88,613
                                                                     ----------
PUBLISHING--2.4%
  Reader's Digest Association, Inc. Class A                  1,700       60,137
  The New York Times Co. Class A                             1,400       60,113
                                                                     ----------
                                                                        120,250
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS--2.8%
  Equity Office Properties Trust                             2,000       50,250
  Equity Residential Properties Trust                          900       36,169
  Spieker Properties, Inc.                                   1,200       53,400
                                                                     ----------
                                                                        139,819
                                                                     ----------
RESTAURANTS--1.2%
  Wendy's International, Inc.                                2,900       58,544
                                                                     ----------
RETAIL--FOOD & DRUG--1.1%
  CVS Corp.                                                  1,500       56,344
                                                                     ----------
RETAIL--GENERAL--2.7%
  Federated Department Stores, Inc. *                        1,400       58,450
  TJX Companies, Inc.                                        3,400       75,437
                                                                     ----------
                                                                        133,887
                                                                     ----------
SECURITIES--1.0%
  Lehman Brothers Holdings, Inc.                               500       48,500
                                                                     ----------
TELECOMMUNICATIONS--4.8%
  BroadWing, Inc.                                            1,717       63,851
  CenturyTel, Inc.                                           1,700       63,112
  General Motors Corp. Class H *                               200       24,900
  Intermedia Communications, Inc. *                            600       28,988
  Primus Telecomm Group, Inc. *                              1,200       62,025
                                                                     ----------
                                                                        242,876
                                                                     ----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                             SHARES    VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

UTILITIES--5.6%
  Alliant Energy Corp.                                       1,900   $   57,831
  DQE, Inc.                                                  1,200       54,600
  FPL Group, Inc.                                            1,300       59,881
  Niagara Mohawk Holdings, Inc. *                            4,400       59,400
  Southern Co.                                               2,300       50,025
                                                                     ----------
                                                                        281,737
                                                                     ----------
WASTE MANAGEMENT--0.5%
  Republic Services, Inc. Class A *                          2,300       25,156
                                                                     ----------
  TOTAL COMMON STOCKS
   (Identified Cost $4,448,819)                                       4,886,610
                                                                     ----------
TOTAL INVESTMENTS--97.0%
  (IDENTIFIED COST $4,448,819) @                                      4,886,610
  Cash and Other Assets, Less Liabilities--3.0%                         152,062
                                                                     ----------
NET ASSETS--100%                                                     $5,038,672
                                                                     ----------
                                                                     ----------

+ See Note 1.
* Non-income producing security.
@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $4,448,819 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $677,829 and $240,038, respectively, resulting in net unrealized appreciation of $437,791.

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                           SHARES     VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-97.9% OF NET ASSETS

BANKS/SAVINGS & LOANS--2.2%
  Imperial Bancorp                                         161,100 $  4,994,100
                                                                     ----------
BROADCASTING--3.5%
  Radio One, Inc. Class A *                                 50,450    3,361,231
  Westwood One, Inc. *                                     125,800    4,560,250
                                                                     ----------
                                                                      7,921,481
                                                                     ----------
BUSINESS SERVICES--9.7%
  Breakaway Solutions, Inc. *                               38,600    1,756,300
  Concentric Network Corp. *                                49,000    2,695,000
  Corporate Executive Board Co. *                           41,500    2,106,125
  Forrester Research, Inc. *                                65,500    3,553,375
  Keynote Systems, Inc. *                                   20,400    2,085,900
  Macrovision Corp. *                                       90,800    7,820,150
  Primus Knowledge Solutions, Inc. *                        20,500    1,763,000
                                                                     ----------
                                                                     21,779,850
                                                                     ----------
COMMUNICATIONS EQUIPMENT--17.0%
  Anadigics, Inc. *                                         45,900    3,029,400
  C-COR.net Corp. *                                        109,200    5,350,800
  Digital Lightwave, Inc.                                   64,900    4,044,081
  Ditech Communications Corp. *                             40,400    4,284,925
  Diversinet Corp. *                                        21,000      375,375
  Polycom, Inc. *                                           58,500    4,632,469
  Powerwave Technologies, Inc. *                            40,900    5,112,500
  SDL, Inc. *                                               41,700    8,876,887
  Turnstone Systems, Inc. *                                 21,200    2,438,000
                                                                     ----------
                                                                     38,144,437
                                                                     ----------
COMPUTER HARDWARE--0.9%
  Advanced Digital Information Corp. *                      58,800    2,013,900
                                                                     ----------
COMPUTER SOFTWARE--9.9%
  Aspen Technology, Inc. *                                  78,800    3,181,550
  Inktomi Corp. *                                           17,200    3,354,000
  Macromedia, Inc. *                                        55,400    5,003,312
  MatrixOne, Inc. *                                         35,300    1,409,794
  Mercury Interactive Corp. *                               68,400    5,420,700
  Netegrity, Inc. *                                         31,900    2,185,150
  Silknet Software, Inc. *                                  15,900    1,646,644
                                                                     ----------
                                                                     22,201,150
                                                                     ----------
ELECTRONIC COMPONENTS--2.3%
  American Superconductor Corp. *                           53,600    2,385,200
  Silicon Laboratories, Inc. *                              30,850    2,730,225
                                                                     ----------
                                                                      5,115,425
                                                                     ----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                           SHARES     VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

ELECTRONIC COMPONENTS--SEMICONDUCTORS--10.9%
  Applied Micro Circuits Corp. *                            50,200 $  7,533,137
  Cree Research, Inc. *                                     39,300    4,435,988
  Silicon Storage Technology, Inc. *                        83,800    6,190,725
  TranSwitch Corp. *                                        64,575    6,207,272
                                                                     ----------
                                                                     24,367,122
                                                                     ----------
FINANCIAL SERVICES--2.0%
  Digital Insight Corp. *                                   34,750    1,780,938
  S1 Corp. *                                                31,000    2,656,312
                                                                     ----------
                                                                      4,437,250
                                                                     ----------
HEALTH CARE--BIOTECHNOLOGY--6.9%
  Abgenix, Inc. *                                            9,200    1,270,750
  Alkermes, Inc. *                                          23,900    2,210,750
  Aurora Biosciences Corp. *                                20,500      837,937
  Celgene Corp. *                                           10,700    1,065,319
  IDEC Pharmaceuticals Corp. *                              19,000    1,866,750
  ImClone Systems, Inc. *                                   12,000      922,500
  Invitrogen Corp. *                                        19,200    1,114,800
  MedImmune, Inc. *                                         26,800    4,666,550
  Tularik, Inc. *                                           47,850    1,477,369
                                                                     ----------
                                                                     15,432,725
                                                                     ----------
HEALTH CARE--DRUGS--0.9%
  Priority Healthcare Corp. Class B *                       38,400    1,929,600
                                                                     ----------
HEALTH CARE--MEDICAL TECHNOLOGY--4.5%
  ArthroCare Corp.                                          43,950    4,043,400
  MiniMed, Inc. *                                           45,900    5,944,050
                                                                     ----------
                                                                      9,987,450
                                                                     ----------
MACHINERY--7.4%
  Advanced Energy Industries, Inc. *                        63,900    3,258,900
  Credence Systems Corp. *                                  47,000    5,880,875
  Kulicke & Soffa Industries, Inc. *                        33,400    2,139,688
  Photon Dynamics, Inc. *                                   28,700    1,980,300
  PRI Automation, Inc. *                                    53,200    3,251,850
                                                                     ----------
                                                                     16,511,613
                                                                     ----------
OIL & GAS DRILLING EQUIPMENT--5.9%
  Atwood Oceanics, Inc. *                                   75,100    4,980,069
  Marine Drilling Cos., Inc. *                             169,500    4,650,656
  Pride International, Inc. *                              154,300    3,519,969
                                                                     ----------
                                                                     13,150,694
                                                                     ----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                           SHARES     VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

RETAIL--SPECIALTY--4.4%
  Pacific Sunwear of California *                          120,900 $  4,654,650
  Talbots, Inc.                                             86,550    5,095,631
                                                                     ----------
                                                                      9,750,281
                                                                     ----------
TELECOMMUNICATIONS--9.5%
  Adelphia Business Solutions, Inc. Class A *               60,400    3,722,150
  AirGate PCS, Inc. *                                       40,300    4,251,650
  Allied Riser Communications Corp. *                       94,100    3,269,975
  ITC DeltaCom, Inc. *                                     124,450    4,433,531
  Metromedia Fiber Network, Inc. Class A *                  22,800    2,205,900
  Pinnacle Holdings, Inc. *                                 59,400    3,281,850
                                                                     ----------
                                                                     21,165,056
                                                                     ----------
  TOTAL COMMON STOCKS
   (Identified Cost $154,578,833)                                   218,902,134
                                                                     ----------


                                                            FACE
                                                          AMOUNT
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--3.0% OF NET ASSETS
  Repurchase Agreement with State Street Bank and Trust
   Co., dated 3/31/00 at
   4.750% to be repurchased at
   $6,628,623 on 4/03/00 collateralized by $5,460,000
   U.S. Treasury Bond, 8.000% due 11/15/21 with a
   value of $6,760,763                                  $6,626,000    6,626,000
                                                                     ----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $6,626,000)                                       6,626,000
                                                                     ----------
  TOTAL INVESTMENTS--100.9%
  (IDENTIFIED COST $161,204,833) @                                  225,528,134
  Liabilities, Less Cash and Other Assets--(0.9%)                    (1,924,056)
                                                                     ----------
NET ASSETS--100%                                                   $223,604,078
                                                                     ----------
                                                                     ----------

+ See Note 1.
* Non-income producing security.
@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $161,204,833 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $73,012,684 and $8,689,383, respectively, resulting in net unrealized appreciation of $64,323,301.
                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                              SHARES              VALUE +
-----------------------------------------------------------------------------------------
COMMON STOCKS-98.4% OF NET ASSETS

AEROSPACE/DEFENSE--1.3%
  Alliant Techsystems, Inc. *                                 36,200        $   2,131,275
  Newport News Shipbuilding, Inc.                             76,600            2,317,150
                                                                            -------------
                                                                                4,448,425
                                                                            -------------

AUTO & RELATED--1.4%
  Oshkosh Truck Corp.                                         89,800            2,789,413
  Tower Automotive, Inc. *                                   138,000            2,259,750
                                                                            -------------
                                                                                5,049,163
                                                                            -------------

BANKS/SAVINGS & LOANS--4.6%
  Chittenden Corp.                                            58,700            1,742,656
  City National Corp.                                         90,200            3,038,612
  Commerce Bancorp, Inc.                                      60,580            2,241,460
  Commercial Federal Corp.                                    90,650            1,507,056
  Dime Bancorp, Inc.                                          75,200            1,391,200
  First Midwest Bancorp, Inc.                                 96,100            2,330,425
  Hudson United Bancorp                                       95,918            2,080,222
  Wilmington Trust Corp.                                      44,900            2,183,263
                                                                            -------------
                                                                               16,514,894
                                                                            -------------

BEVERAGES--0.9%
  Pepsi Bottling Group, Inc.                                 167,800            3,356,000
                                                                            -------------

BROADCASTING--1.1%
  Adelphia Communications Corp. Class A *                     41,800            2,048,200
  Regent Communications, Inc. *                              151,600            1,876,050
                                                                            -------------
                                                                                3,924,250
                                                                            -------------

BUSINESS SERVICES--0.9%
  Deluxe Corp.                                                94,600            2,506,900
  Progress Software Corp. *                                   27,500              644,531
                                                                            -------------
                                                                                3,151,431
                                                                            -------------

CHEMICALS--0.4%
  Dionex Corp. *                                              39,300            1,294,444
                                                                            -------------

CHEMICALS--MAJOR--0.4%
  IMC Global, Inc.                                           105,900            1,555,406
                                                                            -------------

CHEMICALS--SPECIALTY--6.0%
  Cuno, Inc. *                                                80,900            2,194,413
  Cytec Industries, Inc. *                                   111,900            3,426,937
  Dexter Corp.                                                45,300            2,400,900
  Ferro Corp.                                                123,800            2,205,187
  Great Lakes Chemical Corp.                                  45,400            1,543,600
  Olin Corp.                                                  85,300            1,514,075
  OM Group, Inc.                                              64,000            2,912,000
  Scotts Co. *                                                68,500            2,877,000

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                              SHARES              VALUE +
-----------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

CHEMICALS--SPECIALTY--CONTINUED
  Spartech Corp.                                              63,700        $   2,189,688
                                                                            -------------
                                                                               21,263,800
                                                                            -------------

COMMERCIAL SERVICES--6.4%
  ACNielson Corp. *                                           58,900            1,325,250
  ADVO, Inc. *                                                82,700            2,067,500
  Burns International Services Corp. *                       193,600            2,032,800
  Cheap Tickets, Inc. *                                       84,300            1,190,738
  Harte-Hanks, Inc.                                           75,900            1,721,981
  L90, Inc. *                                                 72,600            1,379,400
  Manpower, Inc.                                              68,600            2,435,300
  Modis Professional Services, Inc. *                         84,800            1,049,400
  NetRatings, Inc. *                                          26,300              655,856
  R.H. Donnelley Corp.                                       224,100            3,809,700
  United Stationers, Inc. *                                   78,800            2,812,175
  Viad Corp.                                                 109,000            2,493,375
                                                                            -------------
                                                                               22,973,475
                                                                            -------------

COMMUNICATIONS EQUIPMENT--3.5%
  C-COR.net Corp. *                                           46,200            2,263,800
  Davox Corp. *                                               72,600            1,942,050
  Inter-Tel, Inc.                                             37,200            1,018,350
  P-Com, Inc. *                                               59,600            1,102,600
  PairGain Technologies, Inc. *                              221,200            4,133,675
  Tekelec *                                                   58,300            2,164,387
                                                                            -------------
                                                                               12,624,862
                                                                            -------------

COMPUTER HARDWARE--0.3%
  National Instruments Corp. *                                25,800            1,210,988
                                                                            -------------

COMPUTER SERVICES--3.4%
  Ciber, Inc. *                                               89,900            1,842,950
  Complete Business Solutions, Inc. *                         88,200            1,973,475
  Fargo Electronics *                                        104,100            1,255,706
  Filenet Corp. *                                             73,000            2,171,750
  IntraNet Solutions, Inc. *                                  18,700              860,200
  SunGard Data Systems, Inc. *                                86,900            3,280,475
  Wind River Systems, Inc. *                                  21,400              775,750
                                                                            -------------
                                                                               12,160,306
                                                                            -------------

COMPUTER SOFTWARE--2.5%
  3DO Co. *                                                   76,100              737,219
  Hyperion Solutions Corp. *                                  56,500            1,836,250
  Informix Corp. *                                           169,200            2,865,825
  J.D. Edwards & Co. *                                        62,900            2,048,181
  Manugistics Group, Inc. *                                   28,600            1,458,600
                                                                            -------------
                                                                                8,946,075
                                                                            -------------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                              SHARES              VALUE +
-----------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

CONSUMER PRODUCTS--0.8%
  Fossil, Inc. *                                             115,700        $   2,711,719
                                                                            -------------

DATA PROCESSING SERVICES--0.2%
  Information Resources, Inc. *                              105,800              846,400
                                                                            -------------

ELECTRICAL EQUIPMENT--2.6%
  Hadco Corp. *                                               56,800            3,670,700
  Sensormatic Electronics Corp. *                             60,600            1,359,713
  SpeedFam-IPEC, Inc. *                                       65,200            1,295,850
  Varian Semiconductor Equipment Associates, Inc. *           46,800            2,977,650
                                                                            -------------
                                                                                9,303,913
                                                                            -------------

ELECTRONIC COMPONENTS--4.4%
  CommScope, Inc. *                                           48,900            2,231,062
  CTS Corp.                                                   48,700            2,775,900
  DSP Group, Inc. *                                           42,800            2,824,800
  Microchip Technology, Inc. *                                28,950            1,903,463
  SCI Systems, Inc. *                                         45,400            2,443,087
  Vishay Intertechnology, Inc. *                              62,150            3,457,094
                                                                            -------------
                                                                               15,635,406
                                                                            -------------

ELECTRONIC COMPONENTS--SEMICONDUCTORS--4.1%
  Actel Corp. *                                               72,700            2,594,481
  Dallas Semiconductor Corp.                                  57,000            2,002,125
  DuPont Photomasks, Inc. *                                   31,000            1,796,063
  Integrated Device Technology, Inc. *                        66,700            2,642,987
  International Rectifier Corp. *                             46,400            1,769,000
  REMEC, Inc. *                                               74,700            3,772,350
                                                                            -------------
                                                                               14,577,006
                                                                            -------------

ELECTRONIC MEASURING INSTRUMENTS--0.7%
  Tektronix, Inc.                                             46,900            2,626,400
                                                                            -------------

ENTERTAINMENT--0.6%
  CEC Entertainment, Inc. *                                   84,800            2,300,200
                                                                            -------------

ENVIRONMENTAL SERVICES--1.3%
  American States Water Co.                                   64,500            1,918,875
  Tetra Tech, Inc. *                                         109,650            2,604,188
                                                                            -------------
                                                                                4,523,063
                                                                            -------------

FINANCIAL SERVICES--3.8%
  Affiliated Managers Group, Inc. *                           38,100            1,809,750
  AmeriCredit Corp. *                                        140,800            2,296,800
  DVI, Inc. *                                                 49,300              702,525
  eSPEED, Inc. Class A *                                      30,500            1,597,438
  Federated Investors, Inc. Class B                          122,200            3,337,587

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                              SHARES              VALUE +
-----------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

FINANCIAL SERVICES--CONTINUED
  Heller Financial, Inc.                                      87,400        $   2,021,125
  Investment Technology Group, Inc. *                         52,000            1,833,000
                                                                            -------------
                                                                               13,598,225
                                                                            -------------

FOOD--PACKAGED & MISCELLANEOUS--1.7%
  Corn Products International, Inc.                           83,500            2,009,219
  International Multifoods Corp.                              71,500              956,312
  Michael Foods, Inc.                                        139,800            2,935,800
                                                                            -------------
                                                                                5,901,331
                                                                            -------------

FOREST & PAPER PRODUCTS--0.2%
  Chesapeake Corp.*                                           25,900              765,669
                                                                            -------------

FREIGHT TRANSPORTATION--1.4%
  Atlas Air, Inc. *                                           55,300            1,513,838
  GATX Corp.                                                  89,500            3,401,000
                                                                            -------------
                                                                                4,914,838
                                                                            -------------

HEALTH CARE--BIOTECHNOLOGY--1.8%
  Gilead Sciences, Inc. *                                     23,700            1,501,988
  Medicis Pharmaceutical Corp. Class A *                      54,400            2,176,000
  Myriad Genetics, Inc. *                                     13,300              801,325
  PathoGenesis Corp. *                                        80,800            1,838,200
                                                                            -------------
                                                                                6,317,513
                                                                            -------------

HEALTH CARE--DRUGS--0.4%
  Covance, Inc. *                                            142,900            1,536,175
                                                                            -------------

HEALTH CARE--MEDICAL TECHNOLOGY--5.3%
  Beckman Coulter, Inc.                                       40,000            2,567,500
  Conmed Corp. *                                             165,475            4,147,217
  EndoSonics Corp. *                                         293,400            1,852,088
  IDEXX Laboratories, Inc. *                                  42,700              995,444
  Respironics, Inc. *                                        177,900            2,557,312
  Theragenics Corp. *                                        116,600            1,559,525
  Varian Medical Systems, Inc.                               112,800            5,146,500
                                                                            -------------
                                                                               18,825,586
                                                                            -------------

HEALTH CARE--SERVICES--1.6%
  Health Management Associates, Inc. Class A *               145,400            2,071,950
  Per-Se Technologies, Inc. *                                152,366              895,150
  Renal Care Group, Inc. *                                   117,600            2,550,450
                                                                            -------------
                                                                                5,517,550
                                                                            -------------

HOME BUILDERS--0.6%
  D.R. Horton, Inc.                                          158,100            2,065,181
                                                                            -------------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                              SHARES              VALUE +
-----------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

HOME PRODUCTS--0.5%
  Furniture Brands International, Inc. *                      99,700        $   1,875,606
                                                                            -------------

INSURANCE--3.6%
  Annuity and Life Re (Holdings) Ltd.                         65,700            1,708,200
  Arthur J. Gallagher & Co.                                   74,100            2,408,250
  CNA Surety Corp.                                            80,000            1,115,000
  Protective Life Corp.                                       96,300            3,057,525
  Radian Group, Inc.                                          38,700            1,843,087
  Trigon Healthcare, Inc. *                                   78,100            2,792,075
                                                                            -------------
                                                                               12,924,137
                                                                            -------------

LODGING & HOTEL--0.6%
  MeriStar Hospitality Corp.                                 125,427            2,187,133
                                                                            -------------

MACHINERY--0.6%
  Milacron, Inc.                                             156,200            2,255,138
                                                                            -------------

MANUFACTURING--4.0%
  Crane Co.                                                   53,100            1,251,169
  Diebold, Inc.                                               72,000            1,980,000
  Harman International Industries, Inc.                       43,600            2,616,000
  National Service Industries, Inc.                           74,400            1,567,050
  Pentair, Inc.                                               59,700            2,212,631
  SPX Corp. *                                                 27,300            3,110,494
  UNOVA, Inc. *                                              110,200            1,487,700
                                                                            -------------
                                                                               14,225,044
                                                                            -------------

METALS & MINING--1.7%
  Harsco Corp.                                                87,200            2,523,350
  Newmont Mining Corp.                                        79,700            1,788,269
  Worthington Industries, Inc.                               153,400            1,898,325
                                                                            -------------
                                                                                6,209,944
                                                                            -------------

OFFICE EQUIPMENT--1.1%
  HON Industries, Inc.                                        70,800            1,823,100
  National Computer Systems, Inc.                             43,500            2,207,625
                                                                            -------------
                                                                                4,030,725
                                                                            -------------

OIL & GAS DRILLING EQUIPMENT--4.0%
  Cooper Cameron Corp. *                                      38,900            2,601,438
  Maverick Tube Corp. *                                       62,300            2,020,856
  Patterson Energy, Inc. *                                    59,400            1,885,950
  Santa Fe International Corp.                                97,700            3,614,900
  Tidewater, Inc.                                             65,700            2,090,081
  Veritas DGC, Inc. *                                         70,400            1,980,000
                                                                            -------------
                                                                               14,193,225
                                                                            -------------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                              SHARES              VALUE +
-----------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

OIL & GAS EXPLORATION--1.0%
  Newfield Exploration Co. *                                  99,300        $   3,500,325
                                                                            -------------

OIL & GAS REFINING--0.5%
  Valero Energy Corp.                                         54,800            1,678,250
                                                                            -------------

PUBLISHING--1.2%
  Houghton Mifflin Co.                                        63,900            2,711,756
  John Wiley & Son, Inc. Class A                              88,600            1,594,800
                                                                            -------------
                                                                                4,306,556
                                                                            -------------
REAL ESTATE INVESTMENT TRUSTS--2.5%
  Avalonbay Communities, Inc.                                 64,700            2,369,637
  Liberty Property Trust                                     117,300            2,807,869
  Pacific Gulf Properties, Inc.                               82,200            1,613,175
  Prentiss Properties Trust                                   89,000            1,985,813
                                                                            -------------
                                                                                8,776,494
                                                                            -------------
RESTAURANTS--1.4%
  Ruby Tuesday, Inc.                                          71,100            1,244,250
  Wendy's International, Inc.                                189,200            3,819,475
                                                                            -------------
                                                                                5,063,725
                                                                            -------------

RETAIL--FOOD & DRUG--0.7%
  Sonic Corp. *                                               94,500            2,575,125
                                                                            -------------

RETAIL--GENERAL--0.9%
  Family Dollar Stores, Inc.                                 117,300            2,441,306
  Michaels Stores, Inc. *                                     21,100              859,825
                                                                            -------------
                                                                                3,301,131
                                                                            -------------

RETAIL--SPECIALTY--1.7%
  Charming Shoppes, Inc. *                                   225,300            1,281,394
  Men's Wearhouse, Inc. *                                    104,900            3,107,662
  Pier 1 Imports, Inc.                                       167,000            1,711,750
                                                                            -------------
                                                                                6,100,806
                                                                            -------------
TELECOMMUNICATIONS--2.3%
  DSL.net, Inc. *                                             47,400            1,045,762
  Intermedia Communications, Inc. *                           42,300            2,043,619
  ITC DeltaCom, Inc. *                                        80,400            2,864,250
  TALK.com, Inc. *                                           142,400            2,278,400
                                                                            -------------
                                                                                8,232,031
                                                                            -------------
TEXTILE & APPAREL--1.6%
  Liz Claiborne, Inc.                                         60,700            2,780,819
  Russell Corp.                                               80,000            1,145,000
  Springs Industries, Inc.                                    42,800            1,626,400
                                                                            -------------
                                                                                5,552,219
                                                                            -------------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                              SHARES              VALUE +
-----------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

UTILITIES--3.6%
  AGL Resources, Inc.                                         80,300        $   1,475,513
  Alliant Energy Corp.                                        85,800            2,611,537
  New Jersey Resources Corp.                                  31,600            1,350,900
  NSTAR                                                       77,100            3,238,200
  SIGCORP, Inc.                                               97,700            2,442,500
  Washington Gas Light Co.                                    58,300            1,585,031
                                                                            -------------
                                                                               12,703,681
                                                                            -------------

WASTE MANAGEMENT--0.3%
  Republic Services, Inc. Class A *                          112,700            1,232,655
                                                                            -------------
  TOTAL COMMON STOCKS
   (Identified Cost $302,664,972)                                             351,363,644
                                                                            -------------
TOTAL INVESTMENTS--98.4%
  (IDENTIFIED COST $302,664,972) @                                            351,363,644
  Cash and Other Assets, Less Liabilities--1.6%                                 5,663,823
                                                                            -------------
NET ASSETS--100%                                                            $ 357,027,467
                                                                            -------------
                                                                            -------------

+  See Note 1.

*  Non-income producing security.

@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $302,664,972 for federal income tax purposes was as follows:
   Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $65,524,340 and $16,825,668, respectively, resulting in net unrealized appreciation of $48,698,672.
                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

LOOMIS SAYLES WORLDWIDE FUND
PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                              FACE
                                                              AMOUNT              VALUE +
-------------------------------------------------------------------------------------------
BONDS AND NOTES-27.9% OF NET ASSETS

ARGENTINA--1.9%
  Republic of Argentina, 6.000%, 3/31/23              USD    300,000        $     210,000
                                                                            -------------

AUSTRALIA--1.0%
  Queensland Treasury, 8.000%, 9/14/07                AUD    100,000               64,958
  South Australia Government Finance Authority,
  Zero Coupon Bond, 12/21/15                                 220,000               45,385
                                                                            -------------
                                                                                  110,343
                                                                            -------------

PERU--0.3%
  Republic of Peru, 3.750%, 3/07/17
  (step to 4.000% on 3/07/01) #                       USD     50,000               30,625
                                                                            -------------

PHILIPPINES--2.3%
  FLI Capital Cayman, 6.250%, 2/01/02 +                      150,000              163,500
  MBIA, Inc., Zero Coupon Bond, 12/18/01 +                   100,000               85,750
                                                                            -------------
                                                                                  249,250
                                                                            -------------

SOUTH KOREA--2.0%
  Samsung Electronics Co. Ltd., Zero
  Coupon Bond, 12/31/07 +                                     55,000              152,488
  Ssangyong Oil Refining Co., Inc.,
  3.000%, 12/31/04 +                                         100,000               69,750
                                                                            -------------
                                                                                  222,238
                                                                            -------------

THAILAND--3.2%
  Bangkok Bank Public Co. Ltd., 4.589%, 3/03/04 +            400,000              216,000
  Loxley Public Co. Ltd., 2.500%, 4/04/01 + ^                450,000              130,500
                                                                            -------------
                                                                                  346,500
                                                                            -------------

UNITED KINGDOM--0.5%
Dolphin Telecom Plc, Zero Coupon Bond, 6/01/08
(step to 11.625% on 6/01/03) #                        EUR    135,000               57,652
                                                                            -------------

UNITED STATES--16.7%
  Baker Hughes, Inc., Zero Coupon Bond, 5/05/08 +     USD    100,000               74,500
  Boston Celtics Ltd., 6.000%, 6/30/38                        90,000               47,925
  Builders Transportation, Inc., 8.000%, 8/15/05 + ^          95,000                  119
  Chesapeake Energy Corp., Series B, 7.875%, 3/15/04         100,000               89,000
  CML Group, Inc., 5.500%, 1/15/03 + ^                       150,000                   95
  Columbia/HCA Healthcare Corp., 7.050%, 12/01/27             50,000               38,875
  Columbia/HCA Healthcare Corp., 7.190%, 11/15/15             50,000               40,750
  Dillon Read Structured Finance Corp., Series A,
  6.660%, 8/15/10                                            150,364              133,946
  Dura Pharmaceuticals, Inc., 3.500%, 7/15/02 +              100,000               80,625
  Exide Corp., 2.900%, 12/15/05 144A +                       125,000               71,875
  Fox Family Worldwide, Inc., Zero Coupon Bond,
  11/01/07 (step to 10.250% on 11/01/02) #                   150,000               91,500

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                              FACE
                                                              AMOUNT              VALUE +
-------------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

UNITED STATES--CONTINUED
  Hyperion Telecommunications, Inc., Series B,
  Zero Coupon Bond, 4/15/03
  (step to 13.000% on 4/15/01) #                      USD    150,000        $     138,000
  Kent Electronics Corp., 4.500%, 9/01/04 +                   50,000               44,375
  Loews Corp., 3.125%, 9/15/07 +                             150,000              134,062
  Philip Morris Cos., Inc., 7.750%, 1/15/27                  125,000              103,235
  Pioneer Natural Resources Co., 7.200%, 1/15/28             175,000              129,500
  R & B Falcon Corp., Series B, 7.375%, 4/15/18               75,000               57,375
  Raytheon Co., 6.400%, 12/15/18                             150,000              124,020
  RCN Corp., Zero Coupon Bond, 10/15/07
  (step to 11.125% on 10/15/02) #                            175,000              112,000
  Teligent, Inc., Zero Coupon Bond, 3/01/08
  (step to 11.500% on 3/01/03) #                             150,000               79,500
  Thermedics, Inc., Zero Coupon Bond, 6/01/03 +              100,000               70,000
  Thermo Electron Corp., 4.250%, 1/01/03 144A +               50,000               45,500
  TRW, Inc., 6.650%, 1/15/28                                  50,000               40,280
  Woolworth Corp., 8.500%, 1/15/22                           150,000               94,125
                                                                            -------------
                                                                                1,841,182
                                                                            -------------
  TOTAL BONDS AND NOTES
   (Identified Cost $3,341,990)                                                 3,067,790
                                                                            -------------

                                                              SHARES
-------------------------------------------------------------------------------------------
COMMON STOCKS-52.8% OF NET ASSETS

AUSTRALIA--1.7%
  BMCMedia.com Ltd. *                                         59,000              186,642
                                                                            -------------

BERMUDA--0.2%
  FLAG Telecom Holdings Ltd. *                                 1,100               24,887
                                                                            -------------

CANADA--2.2%
  JDS Uniphase Corp. *                                         2,000              241,125
                                                                            -------------

FINLAND--3.1%
  Nokia Oyj *                                                    900              190,238
  Sonera Oyj                                                   2,300              156,848
                                                                            -------------
                                                                                  347,086
                                                                            -------------

FRANCE--1.5%
  STMicroelectronics NV                                          900              168,469
                                                                            -------------

GERMANY--2.9%
  ADVA AG Optical Networking *                                   250              157,814
  Epcos AG *                                                   1,200              157,814
                                                                            -------------
                                                                                  315,628
                                                                            -------------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                              FACE
                                                              AMOUNT              VALUE +
-------------------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

HONG KONG--2.2%
  Pacific Century CyberWorks Ltd. *                           61,000        $     142,579
  Sino-i.com Ltd. *                                        1,000,000               95,036
                                                                            -------------
                                                                                  237,615
                                                                            -------------

ISRAEL--1.3%
  BATM Advanced Communications Ltd.                            1,500              138,635
                                                                            -------------

JAPAN--5.1%
  Murata Manufacturing Co. Ltd.                                1,000              242,964
  Orix Corp.                                                     960              138,826
  Softbank Corp. *                                               200              178,206
                                                                            -------------
                                                                                  559,996
                                                                            -------------

MEXICO--1.7%
  Grupo Televisa SA ADR *                                      2,700              183,600
                                                                            -------------

NETHERLANDS--2.4%
  KPNQwest NV *                                                2,270              120,716
  United Pan-Europe Communications NV *                        3,000              140,110
                                                                            -------------
                                                                                  260,826
                                                                            -------------

SOUTH KOREA--2.2%
  Samsung Electronics                                            800              242,479
                                                                            -------------

UNITED KINGDOM--9.2%
  BG Group Plc                                                25,000              140,228
  Colt Telecom Group Plc *                                     3,600              172,098
  Scoot.com Plc *                                             31,000              115,963
  Scottish Media Group Plc                                    10,000              205,163
  Shire Pharmaceutical Group Plc *                             9,000              152,307
  Vodafone Group Plc                                          41,275              230,203
                                                                            -------------
                                                                                1,015,962
                                                                            -------------

UNITED STATES--17.1%
  Advanced Micro Devices, Inc. *                                 700               39,944
  AFLAC, Inc.                                                    950               43,284
  Alcoa, Inc.                                                    600               42,150
  Analog Devices, Inc. *                                         600               48,337
  Baker Hughes, Inc.                                           1,700               51,425
  Bell Atlantic Corp.                                            650               39,731
  BellSouth Corp.                                                600               28,200
  Burlington Resources, Inc.                                   1,100               40,700
  Citigroup, Inc.                                                750               44,484
  Colgate-Palmolive Co.                                          700               39,462
  CVS Corp.                                                    1,000               37,563
  Devon Energy Corp.                                           1,000               48,562
  Dow Chemical Co.                                               300               34,200
  Emerson Electric Co.                                           700               37,013
  FleetBoston Financial Corp.                                  1,300               47,450

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                             SHARES     VALUE+
-------------------------------------------------------------------------------
COMMON STOCKS-CONTINUED

UNITED STATES-CONTINUED
  Fort James Corp.                                           1,500  $    33,000
  Gentex Corp. *                                               900       33,356
  Guidant Corp. *                                              450       26,466
  IMPSAT Fiber Networks, Inc. *                              5,300      148,400
  International Business Machines Corp.                        470       55,460
  International Paper Co.                                    1,000       42,750
  Kerr-McGee Corp.                                             900       51,975
  Limited, Inc.                                                900       37,912
  Maxim Integrated Products, Inc. *                            500       35,531
  McDonald's Corp.                                           1,300       48,831
  MCI WorldCom, Inc. *                                         500       22,656
  Meritor Automotive, Inc.                                       1           16
  Minnesota Mining & Manufacturing Co.                         400       35,425
  Nabors Industries, Inc. *                                    950       36,872
  Newmont Mining Corp.                                       1,000       22,438
  Nucor Corp.                                                  500       25,000
  OpenTV Corp. Class A *                                     1,050      124,294
  Praxair, Inc.                                                900       37,463
  R & B Falcon Corp. *                                       2,200       43,312
  Smurfit-Stone Container Corp. *                            2,400       40,650
  Stryker Corp.                                                575       40,106
  Target Corp.                                                 600       44,850
  Teradyne, Inc. *                                             500       41,125
  Time Warner, Inc.                                            500       50,000
  Tyco International Ltd.                                      700       34,913
  Unocal Corp.                                               1,150       34,213
  US West, Inc.                                                500       36,313
  USX Marathon Group                                         1,200       31,275
  Warner-Lambert Co.                                           500       48,750
                                                                    -----------
                                                                      1,885,857
                                                                    -----------
  TOTAL COMMON STOCKS
   (Identified Cost $4,239,960)                                       5,808,807
                                                                    -----------
PREFERRED STOCKS-0.7% OF NET ASSETS
UNITED STATES-0.7%
  CarrAmerica Realty Corp., Series C, 8.550%                   400        7,625
  Duke-Weeks Realty Corp., Series F, 8.000%                    500        9,625
  Dynegy, Inc., 4.700%                                         100        3,150
  Entergy Arkansas Capital I, 8.500%                           250        5,219
  Equity Residential Properties Trust, 7.250%                  500        9,875
  Hercules Trust I, 6.500% *                                    25       14,525
  Highwoods Properties, Inc., Series B, 8.000%                 750       12,984
  ProLogis Trust, Series D, 7.920%                           1,000       18,625
                                                                    -----------
                                                                         81,628
                                                                    -----------
  TOTAL PREFERRED STOCKS
   (Identified Cost $82,631)                                             81,628
                                                                    -----------

LOOMIS SAYLES EQUITY FUNDS

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)


                                                                      FACE
                                                                     AMOUNT        VALUE+
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-18.4% OF NET ASSETS
  Repurchase Agreement with State Street Bank and
   Trust Co., dated 3/31/00 at 4.750% to be repurchased
   at $2,026,802 on 4/03/00 collateralized by $1,670,000
   U.S. Treasury Bond, 8.000% due 11/15/21 with a value
   of $2,067,852                                             USD     2,026,000  $ 2,026,000
                                                                                -----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $2,026,000)                                                   2,026,000
                                                                                -----------
TOTAL INVESTMENTS--99.8%
  (IDENTIFIED COST $9,690,581) @                                                 10,984,225
  Cash and Other Assets, Less Liabilities--0.2%                                      23,828
                                                                                -----------
NET ASSETS--100%                                                                $11,008,053
                                                                                -----------
                                                                                -----------

+    See Note 1.
# Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
+    Convertible Bond.
^    Security in default.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
*    Non-income producing security.
@ At March 31, 2000, the net unrealized appreciation on investments based on cost of $9,690,581 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,982,007 and $688,363, respectively, resulting in net unrealized appreciation of $1,293,644.

KEY TO ABBREVIATIONS:

ADR: American Depositary Receipt
AUD: Australian Dollar
EUR: Euro
USD: United States Dollar

                  Ten Largest Sector Holdings at March 31, 2000
                          as a Percentage of Net Assets

                 Telecommunications                             12.2%
                 Communications Equipment                        8.1%
                 Broadcasting                                    6.7%
                 Electronic Components                           6.2%
                 Financial Services                              4.1%
                 Oil & Gas                                       4.0%
                 Computer Software                               3.6%
                 Health Care - Drugs                             2.6%
                 Retail - General                                2.5%
                 Electronic Components - Semiconductor           2.3%

                 See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000 (UNAUDITED)

                                                             AGGRESSIVE                       EMERGING          GLOBAL
                                                                 GROWTH            CORE        MARKETS      TECHNOLOGY
                                                                   FUND      VALUE FUND           FUND            FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at value                                      $70,487,959     $49,367,048     $4,203,541     $15,051,149
  Repurchase agreement at value                               5,907,000               0        361,000         557,000
  Cash                                                              583         344,312            671               0
  Foreign currency at value                                           0               0              0          47,877
  Receivable for:
    Fund shares sold                                            420,519             405              0          39,975
    Securities sold                                           4,729,370       1,062,399         58,758         962,338
    Dividends and interest                                          780          97,153          4,071           1,306
    Foreign tax reclaim                                             491               0              0               0
  Due from the adviser (Note 3)                                       0             125            302             322
  Other assets (Note 1I)                                              0               0              0               0
                                                            -----------     -----------     ----------     -----------
                                                             81,546,702      50,871,442      4,628,343      16,659,967
                                                            -----------     -----------     ----------     -----------
LIABILITIES
  Payable for:
    Securities purchased                                      7,196,604         256,806        101,348       1,022,397
    Fund shares redeemed                                        187,134           6,383              0         246,020
    Payable to custodian bank                                         0               0              0         134,647
  Accrued expenses:
    Management fees (Note 3)                                      1,462             686            155             415
    Trustees' fees (Note 3A)                                      1,135           1,139            574             870
    Administrative fees                                             586           3,713          1,091           1,080
  Other (Note 3)                                                 28,415          39,708         14,148          23,778
                                                            -----------     -----------     ----------     -----------
                                                              7,415,336         308,435        117,316       1,429,207
                                                            -----------     -----------     ----------     -----------
NET ASSETS                                                  $74,131,366     $50,563,007     $4,511,027     $15,230,760
                                                            -----------     -----------     ----------     -----------
                                                            -----------     -----------     ----------     -----------
  Net Assets consist of:
    Capital paid in                                         $49,180,894     $48,800,468     $2,642,994     $14,182,534
    Undistributed (or Distribution in excess of)
     net investment income                                     (150,387)        320,471        (16,524)        (13,259)
    Accumulated net realized gain (loss)                      8,308,496      (1,034,796)       935,470       1,205,198
    Unrealized appreciation (depreciation) on:
     Investments                                             16,792,363       2,476,864        949,075        (143,730)
     Foreign currency translations                                    0               0             12              17
                                                            -----------     -----------     ----------     -----------
NET ASSETS                                                  $74,131,366     $50,563,007     $4,511,027     $15,230,760
                                                            -----------     -----------     ----------     -----------
                                                            -----------     -----------     ----------     -----------
INSTITUTIONAL CLASS:
  Net assets                                                $43,424,370     $50,203,538     $4,511,027    $  7,918,961
  Shares of beneficial interest outstanding, no
    par value                                                   968,463       3,435,920        212,271         561,120
  Net asset value and redemption price per
    Institutional share                                     $     44.84     $     14.61     $   21.25     $      14.11
RETAIL CLASS:

  Net assets                                                $30,706,996     $   359,469         --        $  7,311,799
  Shares of beneficial interest outstanding, no
    par value                                                   689,230          24,661         --             521,783
  Net asset value and redemption price per
    Retail share                                            $     44.55     $     14.58         --        $      14.01
ADMIN CLASS:
  Net assets                                                        --            --            --                --
  Shares of beneficial interest outstanding, no
    par value                                                       --            --            --                --
  Net asset value and redemption price per
    Admin Share                                                     --            --            --                --
Identified cost of investments                              $59,602,596     $46,890,184     $3,615,466    $ 15,751,879
                                                            -----------     -----------     ----------     -----------
                                                            -----------     -----------     ----------     -----------



                                                                                MID-CAP     SMALL CAP
                                                      GROWTH   INTERNATIONAL      VALUE      GROWTH
                                                        FUND    EQUITY FUND        FUND       FUND
                                                  -------------------------------------------------------
ASSETS
  Investments at value                            $42,784,038  $ 159,826,083   $4,886,610   $218,902,134
  Repurchase agreement at value                             0              0            0      6,626,000
  Cash                                                  4,284              0       51,929             72
  Foreign currency at value                                 0        446,926            0              0
  Receivable for:
    Fund shares sold                                    3,759        840,834            0        783,092
    Securities sold                                         0      2,414,789      220,502      6,385,155
    Dividends and interest                             10,594        101,778        7,856            874
    Foreign tax reclaim                                     0         60,540            0              0
  Due from the adviser (Note 3)                           134             70          435              0
  Other assets (Note 1I)                                    0              0            0              0
                                                   ----------    -----------    ---------    -----------
                                                   42,802,809    163,691,020    5,167,332    232,697,327
                                                   ----------    -----------    ---------    -----------
LIABILITIES
  Payable for:
    Securities purchased                                    0        485,488       99,521      3,925,520
    Fund shares redeemed                                    0        290,417            0      5,127,148
    Payable to custodian bank                               0      3,899,589            0              0
  Accrued expenses:
    Management fees (Note 3)                              577          3,242          100          4,579
    Trustees' fees (Note 3A)                            1,135          1,139        1,135          1,135
    Administrative fees                                 1,116          3,267          353          2,408
  Other (Note 3)                                       34,334         56,968       27,551         32,459
                                                   ----------    -----------    ---------    -----------
                                                       37,162      4,740,110      128,660      9,093,249
                                                   ----------    -----------    ---------    -----------
NET ASSETS                                        $42,765,647  $ 158,950,910   $5,038,672   $223,604,078
                                                   ----------    -----------    ---------    -----------
                                                   ----------    -----------    ---------    -----------
  Net Assets consist of:
    Capital paid in                               $25,293,762  $  92,920,085   $4,560,564   $126,854,788
    Undistributed (or Distribution in excess of)
     net investment income                            (65,466)      (563,545)      10,690       (546,444)
    Accumulated net realized gain (loss)            6,266,218     22,395,955       29,627     32,972,433
    Unrealized appreciation (depreciation) on:
     Investments                                   11,271,133     44,203,518      437,791     64,323,301
     Foreign currency translations                          0         (5,103)           0              0
                                                   ----------    -----------    ---------    -----------
NET ASSETS                                        $42,765,647  $ 158,950,910   $5,038,672   $223,604,078
                                                   ----------    -----------    ---------    -----------
                                                   ----------    -----------    ---------    -----------
INSTITUTIONAL CLASS:
  Net assets                                      $41,775,923  $ 143,233,499   $4,762,437   $198,569,408
  Shares of beneficial interest outstanding, no
    par value                                       2,743,768      6,413,346      397,897      6,640,177
  Net asset value and redemption price per
    Institutional share                           $     15.23  $       22.33   $    11.97   $      29.90
RETAIL CLASS:

  Net assets                                      $   989,724  $  15,717,411   $  276,235   $ 25,034,670
  Shares of beneficial interest outstanding, no
    par value                                          65,767        706,720       23,118        843,531
  Net asset value and redemption price per
    Retail share                                  $     15.05  $       22.24   $    11.95   $      29.68
ADMIN CLASS:
  Net assets                                               --             --           --             --
  Shares of beneficial interest outstanding, no
    par value                                              --             --           --             --
  Net asset value and redemption price per
    Admin Share                                            --             --           --             --
Identified cost of investments                    $31,512,905  $ 115,622,565   $4,448,819   $161,204,833
                                                   ----------    -----------    ---------    -----------
                                                   ----------    -----------    ---------    -----------




                                                     SMALL CAP
                                                       VALUE         WORLDWIDE
                                                       FUND             FUND
                                                -------------------------------
ASSETS
  Investments at value                             $351,363,644   $  8,958,225
  Repurchase agreement at value                               0      2,026,000
  Cash                                                  109,903              0
  Foreign currency at value                                   0         47,891
  Receivable for:
    Fund shares sold                                    306,930         64,325
    Securities sold                                   7,538,150        353,371
    Dividends and interest                              309,646         38,158
    Foreign tax reclaim                                       0          1,209
  Due from the adviser (Note 3)                               0            416
  Other assets (Note 1I)                                      0            987
                                                    -----------     ----------
                                                    359,628,273     11,490,582
                                                    -----------     ----------
LIABILITIES
  Payable for:
    Securities purchased                              1,306,404        234,742
    Fund shares redeemed                              1,152,200              0
    Payable to custodian bank                                 0        205,341
  Accrued expenses:
    Management fees (Note 3)                              7,158            224
    Trustees' fees (Note 3A)                              1,135          1,139
    Administrative fees                                  17,187            345
  Other (Note 3)                                        116,722         40,738
                                                    -----------     ----------
                                                      2,600,806        482,529
                                                    -----------    ----------
NET ASSETS                                         $357,027,467   $ 11,008,053
                                                    -----------     ----------
                                                    -----------     ----------
  Net Assets consist of:
    Capital paid in                                $317,761,467   $  7,742,100
    Undistributed (or Distribution in excess of)
     net investment income                            1,748,372         61,089
    Accumulated net realized gain (loss)            (11,181,044)     1,911,315
    Unrealized appreciation (depreciation) on:
     Investments                                     48,698,672      1,293,644
     Foreign currency translations                            0            (95)
                                                    -----------     ----------
NET ASSETS                                         $357,027,467   $ 11,008,053
                                                    -----------     ----------
                                                    -----------     ----------
INSTITUTIONAL CLASS:
  Net assets                                       $261,008,688   $ 10,617,797
  Shares of beneficial interest outstanding, no
    par value                                        13,476,675        708,116
  Net asset value and redemption price per
    Institutional share                            $      19.37$         14.99
RETAIL CLASS:

  Net assets                                       $ 88,180,649   $    390,256
  Shares of beneficial interest outstanding, no
    par value                                         4,556,068         26,081
  Net asset value and redemption price per
    Retail share                                   $      19.35$         14.96
ADMIN CLASS:
  Net assets                                       $  7,838,130             --
  Shares of beneficial interest outstanding, no
    par value                                           405,271             --
  Net asset value and redemption price per
    Admin Share                                    $      19.34             --
Identified cost of investments                     $302,664,972   $  9,690,581
                                                    -----------     ----------
                                                    -----------     ----------

                 See accompanying notes to financial statements.

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

                                                                 AGGRESSIVE              CORE          EMERGING
                                                                     GROWTH             VALUE           MARKETS
                                                                       FUND              FUND              FUND#
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                                    $     7,601      $    558,420       $     7,181
  Interest                                                           48,050            20,091             5,360
                                                                -----------      ------------       -----------
                                                                     55,651           578,511            12,541
                                                                -----------      ------------       -----------
  Expenses
    Management fees (Note 3)                                        144,771           155,411            16,147
    12b-1 fees (Retail Class)                                        13,111               614                 0
    12b-1 fees (Admin Class)                                              0                 0                 0
    Trustees' fees and expenses (Note 3A)                             2,021             2,021             1,660
    Administrative fees                                               8,281            16,367             1,467
    Custodian and accounting fees                                    29,393            29,664            22,363
    Transfer Agent fees (Institutional Class) (Note 3)               13,632            20,224            10,652
    Transfer Agent fees (Retail Class) (Note 3)                       9,569             9,564                 0
    Transfer Agent fees (Admin Class)                                     0                 0                 0
    Audit and tax services fees                                       9,177            10,526            10,465
    Registration fees                                                 8,715            11,318             6,095
    Amortization of organization expenses (Note1I):
     Institutional Class                                                  0                 0                 0
    Other expenses                                                    5,968            10,845             9,724
                                                                -----------      ------------       -----------
    Total expenses                                                  244,638           266,554            78,573
    Less expenses waived and reimbursed by
     the investment adviser (Note 3)                                (38,600)          (11,265)          (49,508)
                                                                -----------      ------------       -----------
    Net expenses                                                    206,038           255,289            29,065
                                                                -----------      ------------       -----------
  Net investment income (loss)                                     (150,387)          323,222           (16,524)
                                                                -----------      ------------       -----------
NET REALIZED GAIN (LOSS) ON:
  Investments**                                                   8,404,130        (1,027,957)          935,470
  Foreign currency transactions                                           0                 0                 0
                                                                -----------      ------------       -----------
  Total net realized gain (loss)                                  8,404,130        (1,027,957)          935,470
                                                                -----------      ------------       -----------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments***                                                 13,917,447           (50,732)          949,075
  Foreign currency translations                                           0                 0                12
                                                                -----------      ------------       -----------
  Total net change in unrealized appreciation
    (depreciation)                                               13,917,447           (50,732)          949,087
                                                                -----------      ------------       -----------
  Total net realized gain (loss) and change
    in unrealized appreciation (depreciation)                    22,321,577        (1,078,689)        1,884,557
                                                                -----------      ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                                    $22,171,190      $   (755,467)      $ 1,868,033
                                                                -----------      ------------       -----------
                                                                -----------      ------------       -----------



                                                                     GLOBAL
                                                                 TECHNOLOGY            GROWTH     INTERNATIONAL
                                                                      FUND##             FUND       EQUITY FUND
                                                     ----------------------------------------------------------
INVESTMENT INCOME
  Dividends*                                                    $     1,238      $     71,775       $   141,047
  Interest                                                           10,668            22,164           104,882
                                                                -----------      ------------       -----------
                                                                     11,906            93,939           245,929
                                                                -----------      ------------       -----------
  Expenses
    Management fees (Note 3)                                         15,563            93,165           470,727
    12b-1 fees (Retail Class)                                         1,821             1,024             5,217
    12b-1 fees (Admin Class)                                              0                 0                 0
    Trustees' fees and expenses (Note 3A)                               874             2,021             2,021
    Administrative fees                                               1,214             9,076            25,166
    Custodian and accounting fees                                     9,711            28,313           132,638
    Transfer Agent fees (Institutional Class) (Note 3                 2,428            15,564            16,718
    Transfer Agent fees (Retail Class) (Note 3)                       1,214             9,410             9,497
    Transfer Agent fees (Admin Class)                                     0                 0                 0
    Audit and tax services fees                                       6,070            11,304            12,510
    Registration fees                                                 4,613            11,286            10,167
    Amortization of organization expenses (Note1I):
     Institutional Class                                                  0                 0                 0
    Other expenses                                                    5,099            11,484            11,100
                                                                -----------      ------------       -----------
    Total expenses                                                   48,607           192,647           695,761
    Less expenses waived and reimbursed by
     the investment adviser (Note 3)                                (23,442)          (33,242)          (62,996)
                                                                -----------      ------------       -----------
    Net expenses                                                     25,165           159,405           632,765
                                                                -----------      ------------       -----------
  Net investment income (loss)                                      (13,259)          (65,466)         (386,836)
                                                                -----------      ------------       -----------
NET REALIZED GAIN (LOSS) ON:
  Investments**                                                   1,208,387         6,267,128        24,595,925
  Foreign currency transactions                                      (3,189)                0           (94,485)
                                                                -----------      ------------       -----------
  Total net realized gain (loss)                                  1,205,198         6,267,128        24,501,440
                                                                -----------      ------------       -----------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments***                                                   (143,730)        7,975,877        33,634,763

  Foreign currency translations                                          17                 0           (13,898)
                                                                -----------      ------------       -----------
  Total net change in unrealized appreciation
    (depreciation)                                                 (143,713)        7,975,877        33,620,865
                                                                -----------      ------------       -----------
  Total net realized gain (loss) and change
    in unrealized appreciation (depreciation)                     1,061,485        14,243,005        58,122,305
                                                                -----------      ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                                    $ 1,048,226      $ 14,177,539       $57,735,469
                                                                -----------      ------------       -----------
                                                                -----------      ------------       -----------


                                                                    MID-CAP         SMALL CAP         SMALL CAP
                                                                      VALUE            GROWTH             VALUE         WORLDWIDE
                                                                       FUND              FUND              FUND              FUND
                                                     ----------------------------------------------------------------------------
INVESTMENT INCOME
Dividends*                                                      $    32,983      $      9,908       $ 2,690,488      $     10,651
  Interest                                                            4,621           184,012           543,548           183,623
                                                                -----------      ------------       -----------      ------------
                                                                     37,604           193,920          3,234,06           194,274
                                                                -----------      ------------       -----------      ------------
  Expenses
    Management fees (Note 3)                                         19,838           597,967         1,422,017            32,730
    12b-1 fees (Retail Class)                                           332            19,463           106,436               254
    12b-1 fees (Admin Class)                                              0                 0             7,806                 0
    Trustees' fees and expenses (Note 3A)                             2,021             2,021             2,021             2,021
    Administrative fees                                               3,556            28,519            87,365             3,861
    Custodian and accounting fees                                    35,101            40,390            68,998            40,609
    Transfer Agent fees (Institutional Class) (Note 3                13,229            15,740           104,750            12,185
    Transfer Agent fees (Retail Class) (Note 3)                       9,427             9,695            13,720             9,354
    Transfer Agent fees (Admin Class)                                     0                 0            10,240                 0
    Audit and tax services fees                                       9,177             9,177            17,733             8,515
    Registration fees                                                 8,704             9,422            11,604             9,676
    Amortization of organization expenses (Note1I):
     Institutional Class                                                  0                 0                 0               452
    Other expenses                                                    5,979             7,970            31,209             6,106
                                                                -----------      ------------       -----------      ------------
    Total expenses                                                  107,364           740,364         1,883,899           125,763
    Less expenses waived and reimbursed by
     the investment adviser (Note 3)                                (80,582)                0                 0           (81,869)
                                                                -----------      ------------       -----------      ------------
    Net expenses                                                     26,782           740,364         1,883,899            43,894
                                                                -----------      ------------       -----------      ------------
  Net investment income (loss)                                       10,822          (546,444)        1,350,137           150,380
                                                                -----------      ------------       -----------      ------------
NET REALIZED GAIN (LOSS) ON:
  Investments**                                                     107,801        35,091,147       (11,060,126)        2,000,711
  Foreign currency transactions                                           0                 0                 0            (2,278)
                                                                -----------      ------------       -----------      ------------
  Total net realized gain (loss)                                    107,801         35,091,14       (11,060,126)        1,998,433
                                                                -----------      ------------       -----------      ------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments***                                                    536,783        41,609,051        59,683,347         1,558,990

  Foreign currency translations                                           0                 0                 0              (126)
                                                                -----------      ------------       -----------      ------------
  Total net change in unrealized appreciation
    (depreciation)                                                  536,783        41,609,051        59,683,347         1,558,864
                                                                -----------      ------------       -----------      ------------
  Total net realized gain (loss) and change
    in unrealized appreciation (depreciation)                       644,584        76,700,198        48,623,221         3,557,297
                                                                -----------      ------------       -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS                                                    $   655,406      $ 76,153,754       $49,973,358      $  3,707,677
                                                                -----------      ------------       -----------      ------------
                                                                -----------      ------------       -----------      ------------



* NET OF FOREIGN WITHHOLDING TAXES OF $566, $212, $46, $27,240, $49 AND $1,063 FOR THE EMERGING MARKETS, GLOBAL TECHNOLOGY, GROWTH, INTERNATIONAL EQUITY, MID-CAP VALUE AND WORLDWIDE FUNDS, RESPECTIVELY.
** NET OF CAPITAL GAIN WITHHOLDING TAXES OF $10,330 AND $1,139 FOR THE INTERNATIONAL EQUITY AND WORLDWIDE FUNDS, RESPECTIVELY.
*** NET OF CHANGE IN CAPITAL GAIN WITHHOLDING TAXES OF $10,962 AND $1,207 FOR THE INTERNATIONAL EQUITY AND WORLDWIDE FUNDS, RESPECTIVELY.
#    COMMENCEMENT OF OPERATIONS ON NOVEMBER 9, 1999.
##   COMMENCEMENT OF OPERATIONS ON FEBRUARY 1, 2000.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
AGGRESSIVE GROWTH FUND

                                                    SIX MONTHS
                                                         ENDED             YEAR
                                                     MARCH 31,            ENDED
                                                          2000    SEPTEMBER 30,
                                                   (UNAUDITED)             1999
-------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                    $   (150,387)   $     (38,748)
  Net realized gain (loss)                           8,404,130          888,317
  Change in unrealized appreciation
    (depreciation)                                  13,917,447        2,978,084
                                                  ------------    -------------
    Increase (decrease) in net assets from
     operations                                     22,171,190        3,827,653
                                                  ------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net realized gain on investments                  (845,221)         (78,445)
  RETAIL CLASS
    Net realized gain on investments                   (95,986)          (3,177)
                                                  ------------    -------------
                                                      (941,207)         (81,622)
                                                  ------------    -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Increase (decrease) in net assets derived
    from capital share transactions                 38,417,675        8,579,807
                                                  ------------    -------------
  Total increase (decrease) in net assets           59,647,658       12,325,838
NET ASSETS
  Beginning of the period                           14,483,708        2,157,870
                                                  ------------    -------------
  End of the period                               $ 74,131,366    $  14,483,708
                                                  ------------    -------------
                                                  ------------    -------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                               $   (150,387)   $           0
                                                  ------------    -------------
                                                  ------------    -------------


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
CORE VALUE FUND


                                                    SIX MONTHS
                                                         ENDED             YEAR
                                                     MARCH 31,            ENDED
                                                          2000    SEPTEMBER 30,
                                                   (UNAUDITED)             1999
-------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                    $    323,222    $     908,118
  Net realized gain (loss)                          (1,027,957)       7,604,974
  Change in unrealized appreciation
    (depreciation)                                     (50,732)        (989,371)
                                                  ------------    -------------
    Increase (decrease) in net assets from
     operations                                       (755,467)       7,523,721
                                                  ------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                             (632,043)        (958,125)
    Net realized gain on investments                (7,273,628)      (7,219,725)
  RETAIL CLASS
    Net investment income                               (3,284)         (10,283)
    Net realized gain on investments                   (52,997)        (100,943)
                                                  ------------    -------------
                                                    (7,961,952)      (8,289,076)
                                                  ------------    -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Increase (decrease) in net assets derived
    from capital share transactions                 (8,050,096)         153,128
                                                  ------------    -------------
  Total increase (decrease) in net assets          (16,767,515)        (612,227)
NET ASSETS
  Beginning of the period                           67,330,522       67,942,749
                                                  ------------    -------------
  End of the period                               $ 50,563,007    $  67,330,522
                                                  ------------    -------------
                                                  ------------    -------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                               $    320,471    $     632,576
                                                  ------------    -------------
                                                  ------------    -------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES EQUITY FUNDS

STATEMENT OF CHANGES IN NET ASSETS
EMERGING MARKETS FUND

                                                                        PERIOD
                                                                         ENDED
                                                                     MARCH 31,
                                                                          2000
                                                                   (UNAUDITED)*
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                       $  (16,524)
  Net realized gain (loss)                                              935,470
  Change in unrealized appreciation
    (depreciation)                                                      949,087
                                                                     ----------
    Increase (decrease) in net assets from
     operations                                                       1,868,033
                                                                     ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                                                     0
    Net realized gain on investments                                          0
                                                                     ----------
                                                                              0
                                                                     ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Increase (decrease) in net assets derived
    from capital share transactions                                   2,642,994
                                                                     ----------
  Total increase (decrease) in net assets                             4,511,027
NET ASSETS
  Beginning of the period                                                     0
                                                                     ----------
  End of the period                                                  $4,511,027
                                                                     ----------
                                                                     ----------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                                  $  (16,524)
                                                                     ----------
                                                                     ----------

* COMMENCEMENT OF OPERATIONS, NOVEMBER 9, 1999.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES EQUITY FUNDS

STATEMENT OF CHANGES IN NET ASSETS
GLOBAL TECHNOLOGY FUND

                                                                         PERIOD
                                                                          ENDED
                                                                      MARCH 31,
                                                                           2000
                                                                    (UNAUDITED)*
-------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                                    $     (13,259)
  Net realized gain (loss)                                            1,205,198
  Change in unrealized appreciation
    (depreciation)                                                     (143,713)
                                                                  -------------
    Increase (decrease) in net assets from
     operations                                                       1,048,226
                                                                  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                                                     0
    Net realized gain on investments                                          0
  RETAIL CLASS
    Net investment income        0
    Net realized gain on investments                                          0
                                                                  -------------
                                                                              0
                                                                  -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Increase (decrease) in net assets derived
    from capital share transactions                                  14,182,534
                                                                  -------------
  Total increase (decrease) in net assets                            15,230,760
NET ASSETS
  Beginning of the period                                                     0
                                                                  -------------
  End of the period                                               $  15,230,760
                                                                  -------------
                                                                  -------------
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                               $     (13,259)
                                                                  -------------
                                                                  -------------

* COMMENCEMENT OF OPERATIONS, FEBRUARY 1, 2000.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES EQUITY FUNDS


STATEMENTS OF CHANGES IN NET ASSETS

GROWTH FUND


                                                    SIX MONTHS
                                                         ENDED             YEAR
                                                     MARCH 31,            ENDED
                                                          2000    SEPTEMBER 30,
                                                    (UNAUDITED)            1999
-------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                       $   (65,466)  $  (113,365)
  Net realized gain (loss)                             6,267,128     4,039,815
  Change in unrealized appreciation
    (depreciation)                                     7,975,877     3,171,041
                                                       ---------     ---------

    Increase (decrease) in net assets from
     operations                                       14,177,539     7,097,491
                                                      ----------     ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net realized gain on investments                  (2,609,474)   (6,391,595)
  RETAIL CLASS
    Net realized gain on investments                     (57,300)     (148,336)
                                                      -----------   -----------

                                                      (2,666,774)   (6,539,931)
                                                      -----------   -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Increase (decrease) in net assets derived
    from capital share transactions                    2,371,156     3,146,346
                                                     -----------   -----------

  Total increase (decrease) in net assets             13,881,921     3,703,906

NET ASSETS
  Beginning of the period                             28,883,726    25,179,820
                                                     -----------   -----------
  End of the period                                  $42,765,647   $28,883,726
                                                     -----------   -----------
                                                     -----------   -----------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                  $   (65,466)  $         0
                                                     ------------  ------------
                                                     ------------  ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES EQUITY FUNDS


STATEMENTS OF CHANGES IN NET ASSETS

INTERNATIONAL EQUITY FUND


                                                    SIX MONTHS
                                                         ENDED             YEAR
                                                     MARCH 31,            ENDED
                                                          2000    SEPTEMBER 30,
                                                   (UNAUDITED)             1999
-------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                  $      (386,836)  $     381,954
  Net realized gain (loss)                           24,501,440       3,798,847
  Change in unrealized appreciation
    (depreciation)                                   33,620,865      16,040,163
                                                ---------------   -------------

    Increase (decrease) in net assets from
     operations                                      57,735,469     20,220,964
                                                ---------------   -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                              (549,601)       (829,740)
    Net realized gain on investments                 (5,899,843)     (1,229,014)
  RETAIL CLASS
    Net investment income                                (3,906)         (1,363)
    Net realized gain on investments                    (59,775)         (2,608)
                                                ---------------   -------------
                                                     (6,513,125)     (2,062,725)
                                                ---------------   -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Increase (decrease) in net assets derived
    from capital share transactions                  28,052,048      (7,095,776)
                                                ---------------   -------------

  Total increase (decrease) in net assets            79,274,392      11,062,463

NET ASSETS
  Beginning of the period                            79,676,518      68,614,055
                                                ---------------   -------------
  End of the period                             $   158,950,910   $  79,676,518
                                                ---------------   -------------
                                                ---------------   -------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                             $      (563,545)  $     376,798
                                                ---------------   -------------
                                                ---------------   -------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES EQUITY FUNDS


STATEMENTS OF CHANGES IN NET ASSETS

MID-CAP VALUE FUND


                                                    SIX MONTHS
                                                         ENDED             YEAR
                                                     MARCH 31,            ENDED
                                                          2000    SEPTEMBER 30,
                                                   (UNAUDITED)             1999
-------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                     $     10,822   $     12,375
  Net realized gain (loss)                              107,801        146,067
  Change in unrealized appreciation
    (depreciation)                                      536,783        282,048
                                                   ------------   -------------

    Increase (decrease) in net assets from
     operations                                         655,406        440,490
                                                   ------------   -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                               (12,211)        (8,319)
    Net realized gain on investments                   (188,752)      (113,579)
  RETAIL CLASS
    Net realized gain on investments                     (9,687)        (6,713)
                                                   ------------   -------------
                                                       (210,650)      (128,611)
                                                   ------------   -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Increase (decrease) in net assets derived
     from capital share transactions                   (698,475)     1,569,205
                                                   ------------   -------------
  Total increase (decrease) in net assets              (253,719)     1,881,084

NET ASSETS
  Beginning of the period                             5,292,391      3,411,307
                                                   ------------   -------------
  End of the period                                $  5,038,672   $  5,292,391
                                                   ------------   -------------
                                                   ------------   -------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                $     10,690   $     12,079
                                                   ------------   -------------
                                                   ------------   -------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES EQUITY FUNDS


STATEMENTS OF CHANGES IN NET ASSETS

SMALL CAP GROWTH FUND


                                                     SIX MONTHS
                                                          ENDED            YEAR
                                                      MARCH 31,           ENDED
                                                           2000   SEPTEMBER 30,
                                                    (UNAUDITED)            1999
-------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                     $   (546,444)  $    (412,157)
  Net realized gain (loss)                           35,091,147         103,100
  Change in unrealized appreciation
    (depreciation)                                   41,609,051      23,516,010
                                                   ------------   -------------
    Increase (decrease) in net assets from
     operations                                      76,153,754      23,206,953
                                                   ------------   -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                                     0               0
    Net realized gain on investments                          0               0
  RETAIL CLASS
    Net investment income                                     0               0
    Net realized gain on investments                          0               0
                                                   ------------   -------------
                                                              0               0
                                                   ------------   -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Increase (decrease) in net assets derived
     from capital share transactions                 60,285,589      45,726,592
                                                   ------------   -------------
  Total increase (decrease) in net assets           136,439,343      68,933,545

NET ASSETS
  Beginning of the period                            87,164,735      18,231,190
                                                   ------------   -------------
  End of the period                                $223,604,078     $87,164,735
                                                   ------------   -------------
                                                   ------------   -------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                $   (546,444)  $           0
                                                   ------------   -------------
                                                   ------------   -------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES EQUITY FUNDS


STATEMENTS OF CHANGES IN NET ASSETS

SMALL CAP VALUE FUND


                                                    SIX MONTHS
                                                          ENDED            YEAR
                                                      MARCH 31,           ENDED
                                                           2000   SEPTEMBER 30,
                                                    (UNAUDITED)            1999
-------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                     $  1,350,137   $  3,181,087
  Net realized gain (loss)                          (11,060,126)    19,210,781
  Change in unrealized appreciation
    (depreciation)                                   59,683,347     22,519,267
                                                   ------------   ------------

    Increase (decrease) in net assets from
     operations                                      49,973,358     44,911,135
                                                   ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                            (2,390,731)    (2,285,967)
    Net realized gain on investments                 (4,531,443)    (2,569,352)
  RETAIL CLASS
    Net investment income                              (452,153)      (290,949)
    Net realized gain on investments                 (1,335,295)      (520,647)
  ADMIN CLASS
    Net investment income                               (14,051)        (3,054)
    Net realized gain on investments                    (91,184)       (14,831)
                                                   ------------   ------------
                                                     (8,814,857)    (5,684,800)
                                                   ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Increase (decrease) in net assets derived
    from capital share transactions                 (65,792,969)    (8,787,045)
                                                   ------------   ------------

  Total increase (decrease) in net assets           (24,634,468)    30,439,290

NET ASSETS
  Beginning of the period                           381,661,935    351,222,645
                                                   ------------   ------------
  End of the period                                $357,027,467   $381,661,935
                                                   ------------   ------------
                                                   ------------   ------------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                $  1,748,372   $  3,255,170
                                                   ------------   ------------
                                                   ------------   ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES EQUITY FUNDS


STATEMENTS OF CHANGES IN NET ASSETS

WORLDWIDE FUND


                                                     SIX MONTHS
                                                          ENDED            YEAR
                                                      MARCH 31,           ENDED
                                                           2000   SEPTEMBER 30,
                                                    (UNAUDITED)            1999
-------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss)                       $   150,380    $  303,174
  Net realized gain (loss)                             1,998,433       256,417
  Change in unrealized appreciation
    (depreciation)                                     1,558,864       830,774
                                                     -----------    ----------

    Increase (decrease) in net assets from
     operations                                        3,707,677     1,390,365
                                                     -----------    ----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  INSTITUTIONAL CLASS
    Net investment income                               (298,668)     (246,147)
    Net realized gain on investments                    (283,232)     (217,254)
  Retail Class
    Net investment income                                 (5,792)       (3,706)
    Net realized gain on investments                      (5,908)       (3,459)
                                                     -----------    ----------
                                                        (593,600)     (470,566)
                                                     -----------    ----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Increase (decrease) in net assets derived
    from capital share transactions                    1,522,027       471,820
                                                     -----------    ----------

  Total increase (decrease) in net assets              4,636,104     1,391,619

NET ASSETS
  Beginning of the period                              6,371,949     4,980,330
                                                     -----------    ----------
  End of the period                                  $11,008,053    $6,371,949
                                                     -----------    ----------
                                                     -----------    ----------

UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
  End of the period                                  $    61,089    $  215,169
                                                     -----------    ----------
                                                     -----------    ----------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES EQUITY FUNDS


FINANCIAL HIGHLIGHTS

AGGRESSIVE GROWTH FUND


                                                                INSTITUTIONAL CLASS
                                                          -----------------------------
                                                             SIX MONTHS
                                                               ENDED        YEAR ENDED
                                                           MARCH 31, 2000  SEPTEMBER 30,
                                                          ---------------  -------------
                                                            (UNAUDITED)        1999
------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 20.08         $ 10.51
                                                              -------         -------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                  (0.13)(d)       (0.09)(d)
  Net realized and unrealized gain
    (loss) on investments                                       26.11           10.05
                                                              -------         -------
    Total from investment operations                            25.98            9.96
                                                              -------         -------

 LESS DISTRIBUTIONS--
  Distributions in excess of net
    investment income                                            0.00            0.00
  Distributions from net realized
    capital gains                                               (1.22)          (0.39)
                                                              -------         -------
     Total distributions                                        (1.22)          (0.39)
                                                              -------         -------

Net asset value, end of period                                $ 44.84         $ 20.08
                                                              -------         -------
                                                              -------         -------

Total return (%)(a)                                             132.9            97.9
Net assets, end of period (000)                               $43,424         $13,308
Ratios to average net assets:
  Net expenses (%)(b)(c)                                         1.00            1.00
  Gross expenses (%)(c)                                          1.20            2.96
  Net investment income (loss) (%)(c)                           (0.72)          (0.56)
Portfolio turnover (%)                                            120             199


* FROM COMMENCEMENT OF FUND OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER 31, 1997.
(A) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(B) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(C)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(D) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.


                                             INSTITUTIONAL CLASS                             RETAIL CLASS
                                         --------------------------     -----------------------------------------------------------
                                          NINE MONTHS                     SIX MONTHS                    NINE MONTHS
                                             ENDED       PERIOD ENDED        ENDED       YEAR ENDED       ENDED        PERIOD ENDED
                                         SEPTEMBER 30,   DECEMBER 31,   MARCH 31, 2000  SEPTEMBER 30,  SEPTEMBER 30,   DECEMBER 31,
                                         -------------   ------------   --------------  ------------- --------------   ------------
                                              1998           1997*        (UNAUDITED)      1999           1998            1997*
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $11.49         $10.00         $  19.99       $10.49         $11.49          $10.00
                                             ------         ------         --------       ------         ------          ------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                (0.03)         (0.03)           (0.20)(d)    (0.14)(d)      (0.05)          (0.06)
  Net realized and unrealized gain
    (loss) on investments                     (0.95)          2.26            25.98        10.03          (0.95)           2.27
                                             ------         ------         --------       ------         ------          ------
    Total from investment operations          (0.98)          2.23            25.78         9.89          (1.00)           2.21
                                             ------         ------         --------       ------         ------          ------

 LESS DISTRIBUTIONS--
  Distributions in excess of net
    investment income                          0.00          (0.12)            0.00         0.00           0.00           (0.10)
  Distributions from net realized
    capital gains                              0.00          (0.62)           (1.22)       (0.39)          0.00           (0.62)
                                             ------         ------         --------       ------         ------          ------
     Total distributions                       0.00          (0.74)           (1.22)       (0.39)          0.00           (0.72)
                                             ------         ------         --------       ------         ------          ------

Net asset value, end of period               $10.51         $11.49         $  44.55       $19.99         $10.49          $11.49
                                             ------         ------         --------       ------         ------          ------
                                             ------         ------         --------       ------         ------          ------

Total return (%)(a)                            (8.5)          22.7            132.5         97.5           (8.7)           22.4
Net assets, end of period (000)              $2,073         $1,848         $ 30,707       $1,175         $   85          $   74
Ratios to average net assets:
  Net expenses (%)(b)(c)                       1.00           1.00             1.25         1.25           1.25            1.25
  Gross expenses (%)(c)                        7.13           9.35             1.44         9.05          27.97           36.58
  Net investment income (loss) (%)(c)         (0.35)         (0.38)           (0.94)       (0.80)         (0.60)          (0.67)
Portfolio turnover (%)                           82            174              120          199             82             174

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS

CORE VALUE FUND


                                                     INSTITUTIONAL CLASS
                                              --------------------------------------------
                                                SIX MONTHS                   NINE MONTHS
                                                   ENDED        YEAR ENDED      ENDED
                                              MARCH 31, 2000   SEPTEMBER 30, SEPTEMBER 30,
                                              --------------   ------------- -------------
                                                (UNAUDITED)       1999          1998
----------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 16.54        $ 16.85        $ 17.64
                                                 -------        -------        -------

INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                      0.09           0.22           0.18

  Net realized and unrealized
   gain (loss) on investments                      (0.02)          1.53          (0.97)
                                                 -------        -------        -------
    Total from investment operations                0.07           1.75          (0.79)
                                                 -------        -------        -------

LESS DISTRIBUTIONS--
  Dividends from net investment income             (0.15)         (0.24)          0.00
  Distributions from net realized
   capital gains                                   (1.85)         (1.82)          0.00
                                                 -------        -------        -------
    Total distributions                            (2.00)         (2.06)          0.00
                                                 -------        -------        -------

Net asset value, end of period                   $ 14.61        $ 16.54        $ 16.85
                                                 -------        -------        -------
                                                 -------        -------        -------

Total return (%)(a)                                  0.1           10.5           (4.5)
Net assets, end of period (000)                  $50,204        $66,726        $66,928
Ratios to average net assets:
  Net expenses (%)(b)(c)                            0.82           0.78           0.79
  Gross expenses (%)(c)                             0.83           0.78           0.79
  Net investment income
   (loss) (%)(c)                                    1.04           1.20           1.36
Portfolio turnover (%)                                38             59             49

* FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER 31, 1997.
(A) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(B) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(C)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(D) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.


                                             INSTITUTIONAL CLASS                                 RETAIL CLASS
                                      ---------------------------------  -----------------------------------------------------------
                                                                           SIX MONTHS                     NINE MONTHS
                                                                              ENDED        YEAR ENDED        ENDED      PERIOD ENDED
                                            YEAR ENDED DECEMBER 31,      MARCH 31, 2000   SEPTEMBER 30,   SEPTEMBER 30, DECEMBER 31,
                                      ---------------------------------  --------------   -------------   ------------- ------------
                                        1997         1996        1995      (UNAUDITED)       1999            1998           1997*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $ 15.60      $ 14.57      $ 11.80      $16.48         $16.79           $17.62       $15.60
                                      -------      -------      -------      ------         ------           ------       ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)           0.18         0.22         0.23        0.09           0.18             0.15(d)      0.15(d)
  Net realized and unrealized
   gain (loss) on investments            4.32         2.83         3.93       (0.04)          1.52            (0.98)        4.30
                                      -------      -------      -------      ------         ------           ------       ------
    Total from investment operations     4.50         3.05         4.16        0.05           1.70            (0.83)        4.45
                                      -------      -------      -------      ------         ------           ------       ------

LESS DISTRIBUTIONS--
  Dividends from net investment
   income                               (0.19)       (0.22)       (0.23)      (0.10)         (0.19)            0.00        (0.16)
  Distributions from net realized
   capital gains                        (2.27)       (1.80)       (1.16)      (1.85)         (1.82)            0.00        (2.27)
                                      -------      -------      -------      ------         ------           ------       ------
    Total distributions                 (2.46)       (2.02)       (1.39)      (1.95)         (2.01)            0.00        (2.43)
                                      -------      -------      -------      ------         ------           ------       ------

Net asset value, end of period        $ 17.64      $ 15.60      $ 14.57      $14.58         $16.48           $16.79       $17.62
                                      -------      -------      -------      ------         ------           ------       ------
                                      -------      -------      -------      ------         ------           ------       ------

Total return (%)(a)                      29.2         21.2         35.2         0.0           10.2             (4.7)        28.9
Net assets, end of period (000)       $63,303      $43,715      $36,465      $  359         $  605           $1,015       $1,324
Ratios to average net assets:
  Net expenses (%)(b)(c)                 0.84         1.13         1.20        1.10           1.10             1.10         1.10
  Gross expenses (%)(c)                  0.84         1.13         1.20        4.91           3.35             2.20         6.17
  Net investment income
   (loss) (%)(c)                         1.12         1.44         1.61        0.72           0.88             1.07         0.84
Portfolio turnover (%)                     64           58           60          38             59               49           64

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS FUND

                                                             INSTITUTIONAL CLASS
                                                             -------------------
                                                                   PERIOD
                                                                    ENDED
                                                               MARCH 31, 2000*
                                                               ---------------
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
                                                                   ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                      (0.08)

  Net realized and unrealized gain (loss) on investments            11.33
                                                                   ------
    Total from investment operations                                11.25
                                                                   ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                               0.00
  Distributions from net realized capital gains                      0.00
                                                                   ------
    Total distributions                                              0.00
                                                                   ------

Net asset value, end of period                                     $21.25
                                                                   ======

Total return (%)(a)                                                 112.5
Net assets, end of period (000)                                    $4,511
Ratios to average net assets:
  Net expenses (%)(b)(c)                                             2.25
  Gross expenses (%)(c)                                              6.08
  Net investment income (loss) (%)(c)                               (1.28)
Portfolio turnover (%)                                                 85

*   FROM COMMENCEMENT OF FUND OPERATIONS ON NOVEMBER 9, 1999.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS

GLOBAL TECHNOLOGY FUND

                                                             INSTITUTIONAL CLASS        RETAIL CLASS
                                                             -------------------       ---------------
                                                                   PERIOD                  PERIOD
                                                                    ENDED                   ENDED
                                                               MARCH 31, 2000*         MARCH 31, 2000*
                                                               ---------------         ---------------
                                                                 (UNAUDITED)             (UNAUDITED)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00                  $10.00
                                                                   ------                  ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                      (0.01)                  (0.01)
  Net realized and unrealized gain (loss)
    on investments                                                   4.12                    4.02
                                                                   ------                  ------
    Total from investment operations                                 4.11                    4.01
                                                                   ------                  ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                               0.00                    0.00
  Distributions from net realized capital gains                      0.00                    0.00
                                                                   ------                  ------
    Total distributions                                              0.00                    0.00
                                                                   ------                  ------

Net asset value, end of period                                     $14.11                  $14.01
                                                                   ======                  ======

Total return (%)(a)                                                  41.1                    40.1
Net assets, end of period (000)                                    $7,919                  $7,312
Ratios to average net assets:
  Net expenses (%)(b)(c)                                             1.50                    1.75
  Gross expenses (%)(c)                                              3.29                    2.94
  Net investment income (loss) (%)(c)                               (0.67)                  (1.06)
Portfolio turnover (%)                                                 44                      44

*   FROM COMMENCEMENT OF FUND OPERATIONS ON FEBRUARY 1, 2000.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS

GROWTH FUND

                                                           INSTITUTIONAL CLASS
                                                 --------------------------------------------
                                                   SIX MONTHS                    NINE MONTHS
                                                      ENDED       YEAR ENDED       ENDED
                                                 MARCH 31, 2000  SEPTEMBER 30,  SEPTEMBER 30,
                                                 --------------  -------------  -------------
                                                   (UNAUDITED)        1999          1998
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 11.17        $ 11.65        $ 12.63
                                                     -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                         (0.02)         (0.04)         (0.03)
  Net realized and unrealized gain (loss)
    on investments                                      5.10           3.01          (0.95)
                                                     -------        -------        -------
    Total from investment operations                    5.08           2.97          (0.98)
                                                     -------        -------        -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                  0.00          (0.00)          0.00
  Distributions from net realized capital gains        (1.02)         (3.45)          0.00
                                                     -------        -------        -------
    Total distributions                                (1.02)         (3.45)          0.00
                                                     -------        -------        -------

Net asset value, end of period                       $ 15.23        $ 11.17        $ 11.65
                                                     =======        =======        =======

Total return (%)(a)                                     47.9           30.9           (7.8)
Net assets, end of period (000)                      $41,776        $28,235        $24,663
Ratios to average net assets:
  Net expenses (%)(b)(c)                                0.85           0.85           0.85
  Gross expenses (%)(c)                                 0.98           1.18           1.02
  Net investment income (loss) (%)(c)                  (0.35)         (0.40)         (0.32)
Portfolio turnover (%)                                   103            164            118

*   FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31, 1997.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


                                                        INSTITUTIONAL CLASS
                                                -----------------------------------


                                                      YEAR ENDED DECEMBER 31,
                                                -----------------------------------
                                                   1997         1996         1995
                                                -----------------------------------
Net asset value, beginning of period             $ 13.44      $ 15.27      $ 12.50
                                                 -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                     (0.04)       (0.07)        0.00
  Net realized and unrealized gain (loss)
    on investments                                  3.17         3.08         3.86
                                                 -------      -------      -------
    Total from investment operations                3.13         3.01         3.86
                                                 -------      -------      -------
LESS DISTRIBUTIONS--
  Dividends from net investment income             (0.00)       (0.00)       (0.00)
  Distributions from net realized capital gains    (3.94)       (4.84)       (1.09)
                                                 -------      -------      -------
    Total distributions                            (3.94)       (4.84)       (1.09)
                                                 -------      -------      -------

Net asset value, end of period                   $ 12.63      $ 13.44      $ 15.27
                                                 =======      =======      =======

Total return (%)(a)                                 24.5         19.9         30.9
Net assets, end of period (000)                  $32,149      $39,497      $45,011
Ratios to average net assets:
  Net expenses (%)(b)(c)                            0.85         1.10         1.08
  Gross expenses (%)(c)                             0.98         1.10         1.08
  Net investment income (loss) (%)(c)              (0.26)       (0.47)       (0.29)
Portfolio turnover (%)                               116           99           48



                                                                       RETAIL CLASS
                                                 ----------------------------------------------------------
                                                   SIX MONTHS                    NINE MONTHS
                                                      ENDED       YEAR ENDED       ENDED       PERIOD ENDED
                                                 MARCH 31, 2000  SEPTEMBER 30,  SEPTEMBER 30,  DECEMBER 31,
                                                 --------------  -------------  -------------  ------------
                                                   (UNAUDITED)       1999           1998           1997*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $11.06         $11.59        $12.59         $13.44
                                                      ------         ------        ------         ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                         (0.03)         (0.06)        (0.03)         (0.07)
  Net realized and unrealized gain (loss)
    on investments                                      5.04           2.98         (0.97)          3.16
                                                      ------         ------        ------         ------
    Total from investment operations                    5.01           2.92         (1.00)          3.09
                                                      ------         ------        ------         ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                 (0.00)         (0.00)         0.00          (0.00)
  Distributions from net realized capital gains        (1.02)         (3.45)         0.00          (3.94)
                                                      ------         ------        ------         ------
    Total distributions                                (1.02)         (3.45)         0.00          (3.94)
                                                      ------         ------        ------         ------

Net asset value, end of period                        $15.05         $11.06        $11.59         $12.59
                                                      ======         ======        ======         ======

Total return (%)(a)                                     47.7           30.6          (7.9)          24.2
Net assets, end of period (000)                       $  990        $   649       $   516        $   194
Ratios to average net assets:
  Net expenses (%)(b)(c)                                1.10           1.10          1.10           1.10
  Gross expenses (%)(c)                                 3.45           4.43          4.74          12.96
  Net investment income (loss) (%)(c)                  (0.60)         (0.65)        (0.58)         (0.42)
Portfolio turnover (%)                                   103            164           118            116

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY FUND

                                                           INSTITUTIONAL CLASS
                                                 --------------------------------------------
                                                   SIX MONTHS                    NINE MONTHS
                                                      ENDED       YEAR ENDED       ENDED
                                                 MARCH 31, 2000  SEPTEMBER 30,  SEPTEMBER 30,
                                                 --------------  -------------  -------------
                                                   (UNAUDITED)        1999          1998
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 13.79        $ 10.74        $ 11.30
                                                     -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                         (0.06)(d)       0.07           0.14
  Net realized and unrealized gain (loss)
    on investments                                      9.69           3.31          (0.70)
                                                     -------        -------        -------
    Total from investment operations                    9.63           3.38          (0.56)
                                                     -------        -------        -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                 (0.09)         (0.13)          0.00
  Distributions from net realized capital gains        (1.00)         (0.20)          0.00
                                                     -------        -------        -------
    Total distributions                                (1.09)         (0.33)          0.00
                                                     -------        -------        -------

Net asset value, end of period                       $ 22.33        $ 13.79        $ 10.74
                                                     =======        =======        =======

Total return (%)(a)                                     72.4           32.0           (5.0)
Net assets, end of period (000)                     $143,233        $79,415        $68,464
Ratios to average net assets:
  Net expenses (%)(b)(c)                                1.00           1.00           1.00
  Gross expenses (%)(c)                                 1.08           1.22           1.18
  Net investment income (loss) (%)(c)                  (0.62)          0.53           1.49
Portfolio turnover (%)                                   101            207             96

*   FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31, 1997.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

                                                        INSTITUTIONAL CLASS
                                                -----------------------------------


                                                      YEAR ENDED DECEMBER 31,
                                                -----------------------------------
                                                   1997         1996         1995
                                                -----------------------------------
Net asset value, beginning of period             $ 13.16      $ 11.65      $ 11.61
                                                 -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                      0.15(d)      0.12         0.14
  Net realized and unrealized gain (loss)
    on investments                                 (0.27)        2.01         0.87
                                                 -------      -------      -------
    Total from investment operations               (0.12)        2.13         1.01
                                                 -------      -------      -------
LESS DISTRIBUTIONS--
  Dividends from net investment income             (0.19)       (0.09)       (0.14)
  Distributions from net realized capital gains    (1.55)       (0.53)       (0.83)
                                                 -------      -------      -------
    Total distributions                            (1.74)       (0.62)       (0.97)
                                                 -------      -------      -------

Net asset value, end of period                   $ 11.30      $ 13.16      $ 11.65
                                                 =======      =======      =======

Total return (%)(a)                                 (1.0)        18.3          8.7
Net assets, end of period (000)                  $82,188      $90,662      $79,488
Ratios to average net assets:
  Net expenses (%)(b)(c)                            1.00         1.42         1.45
  Gross expenses (%)(c)                             1.16         1.42         1.45
  Net investment income (loss) (%)(c)               1.12         0.96         1.16
Portfolio turnover (%)                               119          151          133



                                                                       RETAIL CLASS
                                                 ----------------------------------------------------------
                                                   SIX MONTHS                    NINE MONTHS
                                                      ENDED       YEAR ENDED       ENDED       PERIOD ENDED
                                                 MARCH 31, 2000  SEPTEMBER 30,  SEPTEMBER 30,  DECEMBER 31,
                                                 --------------  -------------  -------------  ------------
                                                   (UNAUDITED)       1999           1998           1997*
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $13.73         $10.70        $11.28         $13.16
                                                      ------         ------        ------         ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                         (0.07)(d)       0.05          0.10           0.10(d)
  Net realized and unrealized gain (loss)
    on investments                                      9.62           3.28         (0.68)         (0.26)
                                                      ------         ------        ------         ------
    Total from investment operations                    9.55           3.33         (0.58)         (0.16)
                                                      ------         ------        ------         ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                 (0.04)         (0.10)         0.00          (0.17)
  Distributions from net realized capital gains        (1.00)         (0.20)         0.00          (1.55)
                                                      ------         ------        ------         ------
    Total distributions                                (1.04)         (0.30)         0.00          (1.72)
                                                      ------         ------        ------         ------

Net asset value, end of period                        $22.24         $13.73        $10.70         $11.28
                                                      ======         ======        ======         ======

Total return (%)(a)                                     72.1           31.6          (5.1)          (1.3)
Net assets, end of period (000)                      $15,717         $  261        $  150         $  233
Ratios to average net assets:
  Net expenses (%)(b)(c)                                1.25           1.25          1.25           1.25
  Gross expenses (%)(c)                                 1.81          12.33         10.26          16.24
  Net investment income (loss) (%)(c)                  (0.59)          0.29          1.16           0.73
Portfolio turnover (%)                                   101            207            96            119

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS

MID-CAP VALUE FUND

                                                                INSTITUTIONAL CLASS            INSTITUTIONAL CLASS
                                                          -----------------------------  ---------------------------
                                                            SIX MONTHS                    NINE MONTHS
                                                               ENDED       YEAR ENDED       ENDED       PERIOD ENDED
                                                          MARCH 31, 2000  SEPTEMBER 30,  SEPTEMBER 30,  DECEMBER 31,
                                                          --------------  -------------  -------------  ------------
                                                            (UNAUDITED)       1999           1998          1997*
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.99        $10.09          $11.53        $10.00
                                                               ------        ------          ------        ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   0.03          0.03            0.02          0.07
  Net realized and unrealized gain (loss) on investments         1.41          1.26           (1.46)         2.54
                                                               ------        ------          ------        ------
    Total from investment operations                             1.44          1.29           (1.44)         2.61
                                                               ------        ------          ------        ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          (0.03)        (0.03)           0.00         (0.14)
  Distributions from net realized capital gains                 (0.43)        (0.36)           0.00         (0.94)
                                                               ------        ------          ------        ------
    Total distributions                                         (0.46)        (0.39)           0.00         (1.08)
                                                               ------        ------          ------        ------

Net asset value, end of period                                 $11.97        $10.99          $10.09        $11.53
                                                               ======        ======          ======        ======

Total return (%)(a)                                              13.4          12.9           (12.5)         26.3
Net assets, end of period (000)                                $4,762        $5,062          $3,291        $3,736
Ratios to average net assets:
  Net expenses (%)(b)(c)                                         1.00          1.00            1.00          1.00
  Gross expenses (%)(c)                                          3.72          4.01            4.33          6.65
  Net investment income (loss) (%)(c)                            0.42          0.28            0.22          0.74
Portfolio turnover (%)                                            139           232             225           130

*   FROM COMMENCEMENT OF FUND OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31, 1997.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                                                RETAIL CLASS
                                                          ----------------------------------------------------------
                                                            SIX MONTHS                    NINE MONTHS
                                                               ENDED       YEAR ENDED       ENDED       PERIOD ENDED
                                                          MARCH 31, 2000  SEPTEMBER 30,  SEPTEMBER 30,  DECEMBER 31,
                                                          --------------  -------------  -------------  ------------
                                                            (UNAUDITED)       1999           1998           1997*
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.96         $10.07         $11.53         $10.00
                                                              ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                  0.01           0.00          (0.01)          0.03
  Net realized and unrealized gain (loss) on investments        1.41           1.25          (1.45)          2.55
                                                              ------         ------         ------         ------
    Total from investment operations                            1.42           1.25          (1.46)          2.58
                                                              ------         ------         ------         ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                          0.00           0.00           0.00          (0.11)
  Distributions from net realized capital gains                (0.43)         (0.36)          0.00          (0.94)
                                                              ------         ------         ------         ------
    Total distributions                                        (0.43)         (0.36)          0.00          (1.05)
                                                              ------         ------         ------         ------

Net asset value, end of period                                $11.95         $10.96         $10.07         $11.53
                                                              ======         ======         ======         ======

Total return (%)(a)                                             13.2           12.5          (12.7)          26.0
Net assets, end of period (000)                               $  276         $  231         $  121         $  168
Ratios to average net assets:
  Net expenses (%)(b)(c)                                        1.25           1.25           1.25           1.25
  Gross expenses (%)(c)                                        10.54          13.62          13.31          27.99
  Net investment income (loss) (%)(c)                           0.17          (0.02)         (0.03)          0.42
Portfolio turnover (%)                                           139            232            225            130

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS

SMALL CAP GROWTH FUND

                                                                INSTITUTIONAL CLASS            INSTITUTIONAL CLASS
                                                          -----------------------------  ---------------------------
                                                            SIX MONTHS                    NINE MONTHS
                                                               ENDED       YEAR ENDED       ENDED      PERIOD ENDED
                                                          MARCH 31, 2000  SEPTEMBER 30,  SEPTEMBER 30,  DECEMBER 31,
                                                          --------------  -------------  -------------  ------------
                                                            (UNAUDITED)       1999           1998           1997*
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.74       $  9.83         $ 11.32       $10.00
                                                              --------       -------         -------       ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                   (0.08)(d)     (0.08)          (0.02)       (0.07)(d)
  Net realized and unrealized gain (loss) on investments         13.24          6.99           (1.47)        1.99
                                                              --------       -------         -------       ------
    Total from investment operations                             13.16          6.91           (1.49)        1.92
                                                              --------       -------         -------       ------
LESS DISTRIBUTIONS--
  Distributions in excess of net investment income                0.00          0.00            0.00        (0.01)
  Distributions in excess of net realized capital gains           0.00          0.00            0.00        (0.59)
                                                              --------       -------         -------       ------
    Total distributions                                           0.00          0.00            0.00        (0.60)
                                                              --------       -------         -------       ------

Net asset value, end of period                                $  29.90       $ 16.74         $  9.83       $11.32
                                                              ========       =======         =======       ======

Total return (%)(a)                                               78.6          70.3           (13.2)        19.4
Net assets, end of period (000)                               $198,569       $81,132         $17,174       $3,893
Ratios to average net assets:
  Net expenses (%)(b)(c)                                          0.89          1.00            1.00         1.00
  Gross expenses (%)(c)                                           0.89          1.11            2.15         5.81
  Net investment income (loss) (%)(c)                            (0.65)        (0.80)          (0.53)       (0.65)
Portfolio turnover (%)                                              94           163             116          211

*   FROM COMMENCEMENT OF FUND OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31, 1997.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

                                                                                RETAIL CLASS
                                                          ----------------------------------------------------------
                                                            SIX MONTHS                    NINE MONTHS
                                                               ENDED       YEAR ENDED       ENDED       PERIOD ENDED
                                                          MARCH 31, 2000  SEPTEMBER 30,  SEPTEMBER 30,  DECEMBER 31,
                                                          --------------  -------------  -------------  ------------
                                                            (UNAUDITED)       1999           1998           1997*
--------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                          $ 16.65         $ 9.80         $11.30        $10.00
                                                              -------         ------         ------        ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                  (0.13)(d)      (0.08)         (0.08)        (0.10)(d)
  Net realized and unrealized gain (loss) on investments        13.16           6.93          (1.42)         1.99
                                                              -------         ------         ------        ------
    Total from investment operations                            13.03           6.85          (1.50)         1.89
                                                              -------         ------         ------        ------
LESS DISTRIBUTIONS--
  Distributions in excess of net investment income               0.00           0.00           0.00          0.00
  Distributions in excess of net realized capital gains          0.00           0.00           0.00         (0.59)
                                                              -------         ------         ------        ------
    Total distributions                                          0.00           0.00           0.00         (0.59)
                                                              -------         ------         ------        ------

Net asset value, end of period                                $ 29.68         $16.65         $ 9.80        $11.30
                                                              =======         ======         ======        ======

Total return (%)(a)                                              78.3           69.9          (13.3)         19.2
Net assets, end of period (000)                               $25,035         $6,032         $1,057        $1,139
Ratios to average net assets:
  Net expenses (%)(b)(c)                                         1.24           1.25           1.25          1.25
  Gross expenses (%)(c)                                          1.24           1.80           3.70          7.82
  Net investment income (loss) (%)(c)                           (0.99)         (1.04)         (0.80)        (0.94)
Portfolio turnover (%)                                             94            163            116           211

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS
SMALL CAP VALUE FUND

                                                                  INSTITUTIONAL CLASS
                                                    -------------------------------------------------------------
                                                      SIX MONTHS                     NINE MONTHS
                                                        ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                    MARCH 31, 2000   SEPTEMBER 30,   SEPTEMBER 30,   DECEMBER 31,
                                                    --------------   -------------   -------------   ------------
                                                      (UNAUDITED)        1999           1998            1997

-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $       17.33    $      15.60    $      18.62    $     17.39
                                                    -------------    ------------    ------------    -----------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                               0.10            0.16            0.12           0.17
  Net realized and unrealized gain
    (loss) on investments                                    2.35            1.83           (3.14)          4.26
                                                    -------------    ------------    ------------    -----------
    Total from investment operations                         2.45            1.99           (3.02)          4.43
                                                    -------------    ------------    ------------    -----------
LESS DISTRIBUTIONS--
  Dividends from net investment income                      (0.14)          (0.12)           0.00          (0.15)
  Distributions from net realized capital gains             (0.27)          (0.14)           0.00          (3.05)
                                                    -------------    ------------    ------------    -----------
    Total distributions                                     (0.41)          (0.26)           0.00          (3.20)
                                                    -------------    ------------    ------------    -----------
Net asset value, end of period                      $       19.37    $      17.33    $      15.60    $     18.62
                                                    =============    ============    ============    ===========
Total return (%)(a)                                          14.5            12.8           (16.2)          26.0
Net assets, end of period (000)                     $     261,009    $    301,496    $    296,116    $   245,177
Ratios to average net assets:
  Net expenses (%)(b)(c)                                     0.94            0.90            0.92           0.94
  Gross expenses (%)(c)                                      0.94            0.90            0.92           0.94
  Net investment income (loss) (%)(c)                        0.77            0.87            1.04           0.97
Portfolio turnover (%)                                         60             113              78             94

*   FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH
    DECEMBER 31, 1997.

**  FROM COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1998 THROUGH
    SEPTEMBER 30, 1998.

(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS
    ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE
    NOT ANNUALIZED.

(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
    THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD
    HAVE BEEN HIGHER.

(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE
    WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.


                                                      INSTITUTIONAL
                                                          CLASS                            RETAIL CLASS
                                                    ------------------  -----------------------------------------------------------
                                                                          SIX MONTHS                    NINE MONTHS
                                                         YEAR ENDED         ENDED        YEAR ENDED       ENDED        PERIOD ENDED
                                                        DECEMBER 31,    MARCH 31, 2000  SEPTEMBER 30,  SEPTEMBER 30,   DECEMBER 31,
                                                    ------------------  --------------  -------------  -------------   ------------
                                                       1996      1995     (UNAUDITED)         1999          1998           1997*
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  15.33   $ 12.86  $       17.28   $     15.57    $     18.62     $    17.39
                                                    --------   -------  -------------   -----------    -----------     ----------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                          0.11      0.04           0.04          0.09           0.10           0.15(d)
  Net realized and unrealized gain
    (loss) on investments                               4.47      4.06           2.39          1.84          (3.15)          4.21
                                                    --------   -------  -------------   -----------    -----------     ----------
    Total from investment operations                    4.58      4.10           2.43          1.93          (3.05)          4.36
                                                    --------   -------  -------------   -----------    -----------     ----------
LESS DISTRIBUTIONS--
  Dividends from net investment income                 (0.11)    (0.04)         (0.09)        (0.08)          0.00          (0.08)
  Distributions from net realized capital gains        (2.41)    (1.59)         (0.27)        (0.14)          0.00          (3.05)
                                                    --------   -------  -------------   -----------    -----------     ----------
    Total distributions                                (2.52)    (1.63)         (0.36)        (0.22)          0.00          (3.13)
                                                    --------   -------  -------------   -----------    -----------     ----------
Net asset value, end of period                      $  17.39   $ 15.33  $       19.35   $     17.28    $     15.57     $    18.62
                                                    ========   =======  =============   ===========    ===========     ==========
Total return (%)(a)                                     30.4      32.1           14.3          12.4          (16.4)          25.6
Net assets, end of period (000)                     $163,625   $90,455  $      88,181   $    75,302    $    54,060     $   34,353
Ratios to average net assets:
  Net expenses (%)(b)(c)                                1.19      1.25           1.15          1.20           1.19           1.25
  Gross expenses (%)(c)                                 1.19      1.25           1.15          1.20           1.19           1.35
  Net investment income (loss) (%)(c)                   0.80      0.29           0.56          0.57           0.79           0.79
Portfolio turnover (%)                                    73       155             60           113             78             94

                                                                            ADMIN CLASS
                                                         ---------------------------------------------
                                                          SIX MONTHS
                                                             ENDED        YEAR ENDED     PERIOD ENDED
                                                         MARCH 31, 2000  SEPTEMBER 30,   SEPTEMBER 30,
                                                         --------------  -------------   -------------
                                                           (UNAUDITED)        1999            1998**
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $17.24          $15.54           $18.62
                                                             ------          ------           ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                 0.02            0.04             0.03
  Net realized and unrealized gain
    (loss) on investments                                      2.39            1.83            (3.11)
                                                             ------          ------           ------
    Total from investment operations                           2.41            1.87            (3.08)
                                                             ------          ------           ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                        (0.04)          (0.03)            0.00
  Distributions from net realized capital gains               (0.27)          (0.14)            0.00
                                                             ------          ------           ------
    Total distributions                                       (0.31)          (0.17)            0.00
                                                             ------          ------           ------
Net asset value, end of period                               $19.34          $17.24           $15.54
                                                             ======          ======           ======
Total return (%)(a)                                            14.2            12.0            (16.5)
Net assets, end of period (000)                              $7,838          $4,863           $1,046
Ratios to average net assets:
  Net expenses (%)(b)(c)                                       1.45            1.50             1.50
  Gross expenses (%)(c)                                        1.45            1.70             3.99
  Net investment income (loss) (%)(c)                          0.25            0.30             0.95
Portfolio turnover (%)                                           60             113               78

LOOMIS SAYLES EQUITY FUNDS

FINANCIAL HIGHLIGHTS
WORLDWIDE FUND

                                                                 INSTITUTIONAL CLASS
                                                    -------------------------------------------------
                                                      SIX MONTHS                      NINE MONTHS
                                                        ENDED         YEAR ENDED         ENDED
                                                    MARCH 31, 2000   SEPTEMBER 30,   SEPTEMBER 30,
                                                    --------------   -------------   -------------
                                                     (UNAUDITED)          1999            1998
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  10.28          $ 8.79          $  9.86
                                                      --------          ------          -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                            0.21            0.50             0.33
  Net realized and unrealized gain (loss)
    on investments                                        5.45            1.82            (1.40)
                                                      --------          ------          -------
    Total from investment operations                      5.66            2.32            (1.07)
                                                      --------          ------          -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                   (0.48)          (0.44)            0.00
  Distributions from net realized capital gains          (0.47)          (0.39)            0.00
                                                      --------          ------          -------
    Total distributions                                  (0.95)          (0.83)            0.00
                                                      --------          ------          -------
Net asset value, end of period                        $  14.99          $10.28          $  8.79
                                                      ========          ======          =======
Total return (%)(a)                                       57.7            27.8            (10.9)
Net assets, end of period (000)                       $ 10,618          $6,233          $ 4,907
Ratios to average net assets:
  Net expenses (%)(b)(c)                                  1.00            1.00             1.00
  Gross expenses (%)(c)                                   2.67            3.46             3.28
  Net investment income (loss) (%)(c)                     3.45            5.07             4.37
Portfolio turnover (%)                                      91             165               93

*   COMMENCEMENT OF CLASS OPERATIONS ON MAY 1, 1996 THROUGH DECEMBER 31, 1996.
**  COMMENCEMENT OF CLASS OPERATIONS ON JANUARY 2, 1997 THROUGH DECEMBER 31,
    1997.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS
    ADVISORY FEES AND/OR BORNE OTHER EXPENSES.
    PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
    THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD
    HAVE BEEN HIGHER.
(c) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(d) PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE BASIS OF THE
    WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.


                                                        INSTITUTIONAL CLASS                           RETAIL CLASS
                                                    ---------------------------      ----------------------------------------------
                                                                                       SIX MONTHS                     NINE MONTHS
                                                     YEAR ENDED    PERIOD ENDED          ENDED         YEAR ENDED        ENDED
                                                    DECEMBER 31,   DECEMBER 31,      MARCH 31, 2000   SEPTEMBER 30,   SEPTEMBER 30,
                                                    ------------   ------------      --------------   -------------   -------------
                                                        1997           1996*          (UNAUDITED)         1999           1998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $10.63         $10.00             $10.25          $ 8.76         $ 9.86
                                                      ------         ------             ------          ------         ------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                          0.47           0.30               0.21            0.44           0.30(d)
  Net realized and unrealized gain (loss)
    on investments                                     (0.10)          0.63               5.42            1.86          (1.40)
                                                      ------         ------             ------          ------         ------
    Total from investment operations                    0.37           0.93               5.63            2.30          (1.10)
                                                      ------         ------             ------          ------         ------
LESS DISTRIBUTIONS--
  Dividends from net investment income                 (0.47)         (0.30)             (0.45)          (0.42)          0.00
  Distributions from net realized capital gains        (0.67)          0.00              (0.47)          (0.39)          0.00
                                                      ------         ------             ------          ------         ------
    Total distributions                                (1.14)         (0.30)             (0.92)          (0.81)          0.00
                                                      ------         ------             ------          ------         ------

Net asset value, end of period                        $ 9.86         $10.63             $14.96          $10.25         $ 8.76
                                                      ======         ======             ======          ======         ======

Total return (%)(a)                                      3.5            9.2               57.5            27.6          (11.2)
Net assets, end of period (000)                       $5,597         $5,189             $  390          $  138         $   73
Ratios to average net assets:
  Net expenses (%)(b)(c)                                1.00           1.00               1.25            1.25           1.25
  Gross expenses (%)(c)                                 2.62           3.72              11.81           20.19          24.69
  Net investment income (loss) (%)(c)                   3.89           4.62               3.20            4.88           3.88
Portfolio turnover (%)                                   134             76                 91             165             93

                                                      RETAIL CLASS
                                                      ------------
                                                      PERIOD ENDED
                                                      DECEMBER 31,
                                                      ------------
                                                         1997**
------------------------------------------------------------------
Net asset value, beginning of period                   $ 10.63
                                                       -------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                            0.38(d)
  Net realized and unrealized gain (loss)
    on investments                                       (0.03)
                                                       -------
    Total from investment operations                      0.35
                                                       -------
LESS DISTRIBUTIONS--
  Dividends from net investment income                   (0.45)
  Distributions from net realized capital gains          (0.67)
                                                       -------
    Total distributions                                  (1.12)
                                                       -------

Net asset value, end of period                         $  9.86
                                                       =======

Total return (%)(a)                                        3.3
Net assets, end of period (000)                        $    20
Ratios to average net assets:
  Net expenses (%)(b)(c)                                  1.25
  Gross expenses (%)(c)                                 214.91
  Net investment income (loss) (%)(c)                     3.58
Portfolio turnover (%)                                     134

LOOMIS SAYLES EQUITY FUNDS

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

1. Loomis Sayles Funds is comprised of predominantly no-load mutual funds (the "Funds").

Each Fund is a series of Loomis Sayles Funds (the "Trust"). The Trust is a diversified, open-end management investment company registered with the Securities and Exchange Commission under the Investment Company act of 1940, as amended (the "1940 Act") and organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

Each Fund is separately managed and has its own investment objective and policies. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of each Fund.

The Trust consists of the following Funds:

FIXED INCOME FUNDS                              EQUITY FUNDS
------------------                              ------------
Loomis Sayles Bond Fund                         Loomis Sayles Aggressive Growth Fund
Loomis Sayles Global Bond Fund                  Loomis Sayles Core Value Fund
Loomis Sayles High Yield Fund                   Loomis Sayles Emerging Markets Fund
Loomis Sayles Intermediate Maturity Bond Fund   Loomis Sayles Global Technology Fund
Loomis Sayles Investment Grade Bond Fund        Loomis Sayles Growth Fund
Loomis Sayles Municipal Bond Fund               Loomis Sayles International Equity Fund
Loomis Sayles Short-Term Bond Fund              Loomis Sayles Mid-Cap Value Fund
Loomis Sayles U.S. Government Securities Fund   Loomis Sayles Small Cap Growth Fund
                                                Loomis Sayles Small Cap Value Fund
                                                Loomis Sayles Worldwide Fund

The Loomis Sayles Emerging Markets and Global Technology Funds commenced operations on November 9, 1999 and February 1, 2000, respectively.

The Equity Funds offer Institutional and Retail Class shares (the Small Cap Value Fund also offers an Admin Class). Each class has equal pro rata interest in the assets of the relevant fund and general voting privileges. Retail, Institutional and Admin Classes differ with respect to distribution and certain other class-specific expenses and expense reductions. Retail and Admin Class shares are subject to distribution fees at an annual rate of 0.25% of the relevant class' average net assets, pursuant to distribution plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Admin Class shares are subject to a service fee at an annual rate of 0.25% of the Fund's average net assets attributable to the Admin Class.

Retail and Admin Class shares have exclusive voting rights with respect to their distribution plans.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Equity Funds:

LOOMIS SAYLES EQUITY FUNDS

-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

A. SECURITY VALUATION -- Equity securities for which quotations are readily available are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, at the closing bid price. Long-term debt securities for which quotations are readily available are valued by a pricing service, approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS -- The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Funds take possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The Funds, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Funds' policy that the market value of the collateral be at least equal to 102% of the repurchase price. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Funds may be delayed or limited.

C. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of each of the Funds (including those Funds that invest in foreign securities) are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Net realized and unrealized gains and losses on foreign currency transactions represent foreign exchange gains and losses from the sale of holdings of foreign currencies, foreign currency gains and losses between trade dates and settlement dates on investment securities transactions, sales and maturities of forward foreign currency exchange contracts, and the difference between the amounts of daily interest and dividend accruals on the books of the Funds and the amounts actually received resulting from changes in exchange rates on the payable date.

LOOMIS SAYLES EQUITY FUNDS

-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

Certain funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency exchange contracts is determined using contractual currency exchange rates established at the time of each trade.

Each Fund may purchase securities of foreign issuers. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments and their markets may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts to protect its securities against changes in future foreign exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward currency exchange rate and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency translations in the Funds' Statements of Assets and Liabilities. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At March 31, 2000, there were no open forward foreign currency exchange contracts.

E. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES -- Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Discounts on zero coupon bonds, original issue discount bonds, step bonds and payment in kind bonds are accreted according to the effective interest method. In determining net gain or loss on securities sold, the cost of securities are determined on the identified cost basis.

Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets.

LOOMIS SAYLES EQUITY FUNDS

-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

Investment income, realized and unrealized gains and losses, and the common expenses of a fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution and certain other class specific fees and expense reductions.

F. FEDERAL INCOME TAXES -- Each Fund is a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund pays its net investment income to shareholders annually. Distributions from net realized capital gains are declared and paid on an annual basis by all of the Funds. Income and capital gain distributions, if any, are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in reclassifications to the Fund's capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for litigation proceeds, foreign currency transactions, non-deductible organization costs, deferred losses due to wash sales, excise tax regulations and net operating losses. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods. Dividends from net investment income are determined on a class level. Capital gains are determined on a Fund level.

H. REDEMPTION FEES -- Shares held in Emerging Markets Fund less than one year are subject to a redemption fee equal to 2% of the amount redeemed. For the period ended March 31, 2000, the redemption fees amounted to $0 for the Institutional Class.

I. ORGANIZATION EXPENSE -- Organization costs incurred by the Worldwide Fund are being amortized over 60 months.

2. PURCHASES AND SALES OF SECURITIES -- (excluding long-term U.S. Government securities and short-term investments) for each Fund for the six months ended March 31, 2000 were as follows:

                                             PURCHASES            SALES
                                             ---------            -----
Aggressive Growth Fund ...............     $  77,848,596     $  43,987,045
Core Value Fund ......................        23,044,161        38,136,544
Emerging Markets Fund ................         5,054,989         2,736,071
Global Technology Fund ...............        18,947,533         4,961,041
Growth Fund ..........................        37,539,887        37,834,035
International Equity Fund ............       147,063,051       122,073,646
Mid-Cap Value Fund ...................         6,989,624         7,519,016
Small Cap Growth Fund ................       201,145,545       142,053,420
Small Cap Value Fund .................       214,434,278       264,929,821
Worldwide Fund .......................         7,198,070         7,829,954

LOOMIS SAYLES EQUITY FUNDS

-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- For the six months ended March 31, 2000, the Funds incurred management fees payable to Loomis Sayles. Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by Nvest, L.P., a publicly-traded limited partnership whose general partner is indirectly owned by Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. Separate management agreements for each Fund in effect during the six months ended March 31, 2000 provided for fees at the following annual percentage rate of each Fund's average daily net assets indicated below. Loomis Sayles has contractually agreed, until February 1, 2001, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of each Fund to the following percentage rate of the Fund's average daily net assets:

                                                      MAXIMUM EXPENSE RATIOS
                                                  ----------------------------
                                      MANAGEMENT  INSTITUTIONAL  RETAIL  ADMIN
FUND                                    FEES          CLASS      CLASS   CLASS
----                                  ----------  -------------  ------  -----
Aggressive Growth Fund ..........       0.75%         1.00%      1.25%    --
Core Value Fund .................       0.50%         0.85%      1.10%    --
Emerging Markets Fund ...........       1.25%         2.25%        --     --
Global Technology Fund ..........       1.00%         1.50%      1.75%    --
Growth Fund .....................       0.50%         0.85%      1.10%    --
International Equity Fund .......       0.75%         1.00%      1.25%    --
Mid-Cap Value Fund ..............       0.75%         1.00%      1.25%    --
Small Cap Growth Fund ...........       0.75%         1.00%      1.25%    --
Small Cap Value Fund ............       0.75%         1.00%      1.25%   1.50%
Worldwide Fund ..................       0.75%         1.00%      1.25%    --

The Institutional Class and Retail Class of shares of the Funds may pay Loomis Sayles Distributors, L.P. (the "Distributor"), a subsidiary of the investment adviser, sub-accounting and/or servicing fees with respect to omnibus Fund shareholder accounts in amounts that will not cause the Funds' respective classes to exceed their voluntary expense limitations and that do not exceed the amounts that the Funds' transfer agent would charge if the beneficial owners of the omnibus accounts held Fund shares directly. As of March 31, 2000, the following amounts were paid under this arrangement:

                                       SHARE                AMOUNTS
                FUND                   CLASS                 PAID
        ---------------------      -------------          ----------
        Core Value Fund            Institutional          $    2,224
        Small Cap Growth Fund      Institutional                 202
        Small Cap Value Fund       Institutional              57,338

LOOMIS SAYLES EQUITY FUNDS

-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

A. TRUSTEES FEES AND EXPENSES -- The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Loomis Sayles, Metropolitan Life Insurance Company or their affiliates. Each independent Trustee is compensated by the Trust on behalf of each Fund at the rate of $1,250 per Fund per year, plus travel expenses for each meeting attended.

B. SHAREHOLDERS -- At March 31, 2000, Loomis-Sayles Funded Pension Plan and the Loomis Sayles & Company, L.P. Employees' Defined Contribution Retirement Plans held shares of beneficial interest in the Funds as follows:

                                                                      DEFINED
                                                     PENSION       CONTRIBUTION
                                                      PLAN             PLANS
                                                    --------       ------------
Aggressive Growth Fund .................             138,014           528,838
Core Value Fund ........................             339,190           573,633
Emerging Markets Fund ..................                   0                 0
Global Technolgy Fund ..................                   0                 0
Growth Fund ............................             193,689         1,141,259
International Equity Fund ..............           1,142,245           675,246
Mid-Cap Value Fund .....................             177,016           103,303
Small Cap Growth Fund ..................             259,073           378,437
Small Cap Value Fund ...................             220,229           570,233
Worldwide Fund .........................             542,066           124,404

4. LINE OF CREDIT -- The Trust has entered into an agreement which enables each Fund to borrow under a $25 million unsecured line of credit. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.455%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by the Trust and apportioned among the Funds based on each Fund's average daily unused portion of the line of credit. During the six months ended March 31, 2000, the Funds had no borrowings under the agreement.

5. CAPITAL SHARE TRANSACTIONS -- The tables below summarize the transactions in Fund shares for the periods indicated:

LOOMIS SAYLES EQUITY FUNDS

-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

                                                       LOOMIS SAYLES AGGRESSIVE GROWTH FUND
                                              --------------------------------------------------------
                                                 SIX MONTHS ENDED                 YEAR ENDED
                                                  MARCH 31, 2000              SEPTEMBER 30, 1999
                                              -------------------------   ----------------------------
INSTITUTIONAL CLASS                            SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........      456,764    $ 18,444,540       618,252     $ 10,015,209

Issued in connection with the
   reinvestment of distributions ........       29,485         838,267         6,972           75,990
Redeemed ................................     (180,504)     (7,282,117)     (159,705)      (2,492,335)
                                            ----------    ------------    ----------     ------------
Net change ..............................      305,745    $ 12,000,690       465,519     $  7,598,864
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------

RETAIL CLASS SHARES                            SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........      763,560    $ 32,203,894        54,856     $  1,063,819
Issued in connection with the
   reinvestment of distributions ........        3,146          89,009           292            3,175
Redeemed ................................     (136,280)     (5,875,918)       (4,427)         (86,051)
                                            ----------    ------------    ----------     ------------
Net change ..............................      630,426    $ 26,416,985        50,721     $    980,943
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------

                                                          LOOMIS SAYLES CORE VALUE FUND
                                              --------------------------------------------------------
                                                 SIX MONTHS ENDED                 YEAR ENDED
                                                  MARCH 31, 2000              SEPTEMBER 30, 1999
                                              -------------------------   ----------------------------
INSTITUTIONAL CLASS                            SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........      414,346    $  6,130,831       664,692     $ 11,896,666
Issued in connection with the
   reinvestment of distributions ........      491,545       7,448,229       473,243        7,737,518
Redeemed ................................   (1,503,741)    (21,439,726)   (1,076,592)     (19,066,379)
                                            ----------    ------------    ----------     ------------
Net change ..............................     (597,850)   $ (7,860,666)       61,343     $    567,805
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------

RETAIL CLASS SHARES                            SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........       15,190    $    228,197         1,325     $     24,196
Issued in connection with the
   reinvestment of distributions ........        3,703          55,887         6,562          107,155
Redeemed ................................      (30,927)       (473,514)      (31,627)        (546,028)
                                            ----------    ------------    ----------     ------------
Net change ..............................      (12,034)   $   (189,430)      (23,740)    $   (414,677)
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------
















                                                 LOOMIS SAYLES
                                              EMERGING MARKETS FUND
                                              -------------------------
                                                 SIX MONTHS ENDED
                                                  MARCH 31, 2000*
                                              -------------------------
INSTITUTIONAL CLASS                            SHARES         AMOUNT
-------------------                            ------        -------
Issued from the sale of shares ..........      212,271    $  2,642,994
Issued in connection with the
   reinvestment of distributions ........            0               0
Redeemed ................................           (0)             (0)
                                            ----------    ------------
Net change ..............................      212,271    $  2,642,994
                                            ----------    ------------
                                            ----------    ------------

* FROM NOVEMBER 9, 1999 (COMMENCEMENT OF OPERATIONS).


LOOMIS SAYLES EQUITY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

                                                 LOOMIS SAYLES
                                              GLOBAL TECHNOLOGY FUND
                                              -------------------------
                                                 SIX MONTHS ENDED
                                                  MARCH 31, 2000*
                                              -------------------------
INSTITUTIONAL CLASS                            SHARES         AMOUNT
-------------------                            ------        -------
Issued from the sale of shares ..........      639,302    $  8,278,827
Issued in connection with the
   reinvestment of distributions ........            0               0
Redeemed ................................      (78,182)     (1,170,819)
                                            ----------    ------------
Net change ..............................      561,120    $  7,108,008
                                            ----------    ------------
                                            ----------    ------------

RETAIL CLASS                                   SHARES         AMOUNT
-------------------                            ------        -------
Issued from the sale of shares ..........      610,279    $  8,364,261
Issued in connection with the
   reinvestment of distributions ........            0               0
Redeemed ................................      (88,496)     (1,289,735)
                                            ----------    ------------
Net change ..............................      521,783    $  7,074,526
                                            ----------    ------------
                                            ----------    ------------

* FROM FEBRUARY 1, 2000 (COMMENCEMENT OF OPERATIONS).

                                                            LOOMIS SAYLES GROWTH FUND
                                              --------------------------------------------------------
                                                 SIX MONTHS ENDED                 YEAR ENDED
                                                  MARCH 31, 2000              SEPTEMBER 30, 1999
                                              -------------------------   ----------------------------
INSTITUTIONAL CLASS                            SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........      477,777    $  6,369,437       595,614     $  6,698,266
Issued in connection with the
   reinvestment of distributions ........      213,234       2,582,261       670,374        6,335,038
Redeemed ................................     (475,503)     (6,664,663)     (855,375)     (10,013,356)
                                            ----------    ------------    ----------     ------------
Net change ..............................      215,508    $  2,287,035       410,613     $  3,019,948
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------

RETAIL CLASS                                   SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........       12,851    $    162,972         6,413     $     68,404
Issued in connection with the
   reinvestment of distributions ........        4,782          57,295        15,812          148,319
Redeemed ................................      (10,549)       (136,146)       (8,103)         (90,325)
                                            ----------    ------------    ----------     ------------
Net change ..............................        7,084    $     84,121        14,122     $    126,398
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------


                                                                             113

LOOMIS SAYLES EQUITY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

                                                     LOOMIS SAYLES INTERNATIONAL EQUITY FUND
                                              --------------------------------------------------------
                                                 SIX MONTHS ENDED                 YEAR ENDED
                                                  MARCH 31, 2000              SEPTEMBER 30, 1999
                                              -------------------------   ----------------------------
INSTITUTIONAL CLASS                            SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........    2,628,675    $ 55,141,169     1,220,250     $ 14,981,827
Issued in connection with the
   reinvestment of distributions ........      293,954       4,952,186       132,207        1,574,578
Redeemed ................................   (2,266,870)    (48,086,545)   (1,969,173)     (23,718,130)
                                            ----------    ------------    ----------     ------------
Net change ..............................      655,759    $ 12,006,810      (616,716)    $ (7,161,725)
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------

RETAIL CLASS                                   SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........    1,059,224    $ 23,598,799        24,790     $    308,832
Issued in connection with the
   reinvestment of distributions ........        3,716          62,151           303            3,596
Redeemed ................................     (375,240)     (7,615,712)      (20,105)        (246,479)
                                            ----------    ------------    ----------     ------------
Net change ..............................      687,700    $ 16,045,238         4,988     $     65,949
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------

                                                         LOOMIS SAYLES MID-CAP VALUE FUND
                                              --------------------------------------------------------
                                                 SIX MONTHS ENDED                 YEAR ENDED
                                                  MARCH 31, 2000              SEPTEMBER 30, 1999
                                              -------------------------   ----------------------------
INSTITUTIONAL CLASS                            SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........       52,887    $    594,785       279,307     $  3,112,395
Issued in connection with the
   reinvestment of distributions ........       17,817         200,961        11,273          118,596
Redeemed ................................     (133,422)     (1,518,145)     (156,082)      (1,774,885)
                                            ----------    ------------    ----------     ------------
Net change ..............................      (62,718)   $   (722,399)      134,498     $  1,456,106
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------

RETAIL CLASS                                   SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........        4,142    $     46,458        42,401     $    463,646
Issued in connection with the
   reinvestment of distributions ........          668           7,516           453            4,763
Redeemed ................................       (2,742)        (30,050)      (33,784)        (355,310)
                                            ----------    ------------    ----------     ------------
Net change ..............................        2,068    $     23,924         9,070     $    113,099
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------


LOOMIS SAYLES EQUITY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

                                                       LOOMIS SAYLES SMALL CAP GROWTH FUND
                                              --------------------------------------------------------
                                                 SIX MONTHS ENDED                 YEAR ENDED
                                                  MARCH 31, 2000              SEPTEMBER 30, 1999
                                              -------------------------   ----------------------------
INSTITUTIONAL CLASS                            SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........    2,554,538    $ 68,727,852     4,039,306     $ 55,415,969
Issued in connection with the
   reinvestment of distributions ........            0               0             0                0
Redeemed ................................     (759,574)    (20,740,593)     (941,632)     (12,823,404)
                                            ----------    ------------    ----------     ------------
Net change ..............................    1,794,964    $ 47,987,259     3,097,674     $ 42,592,565
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------

RETAIL CLASS                                   SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........      561,739    $ 14,671,366       291,080     $  3,589,032
Issued in connection with the
   reinvestment of distributions                     0               0             0                0
Redeemed ................................      (80,604)     (2,373,036)      (36,590)        (455,005)
                                            ----------    ------------    ----------     ------------
Net change ..............................      481,135    $ 12,298,330       254,490     $  3,134,027
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------

                                                        LOOMIS SAYLES SMALL CAP VALUE FUND
                                              --------------------------------------------------------
                                                 SIX MONTHS ENDED                 YEAR ENDED
                                                  MARCH 31, 2000              SEPTEMBER 30, 1999
                                              -------------------------   ----------------------------
INSTITUTIONAL CLASS                            SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........    1,180,762    $ 20,864,358     4,989,202     $ 84,737,535
Issued in connection with the
   reinvestment of distributions ........      369,741       6,346,714       270,395        4,518,305
Redeemed ................................   (5,473,577)    (98,158,845)   (6,836,078)    (116,873,636)
                                            ----------    ------------    ----------     ------------
Net change ..............................   (3,923,074)   $(70,947,773)   (1,576,481)    $(27,617,796)
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------

RETAIL CLASS                                   SHARES         AMOUNT         SHARES         AMOUNT
-------------------                            ------        -------         ------         ------
Issued from the sale of shares ..........    1,729,030    $ 30,091,975     2,803,843     $ 48,225,107
Issued in connection with the
   reinvestment of distributions ........      102,820       1,765,489        46,592          778,544
Redeemed ................................   (1,632,808)    (28,833,494)   (1,964,598)     (33,831,385)
                                            ----------    ------------    ----------     ------------
Net change ..............................      199,042    $  3,023,970       885,837     $ 15,172,266
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------

ADMIN CLASS                                    SHARES         AMOUNT         SHARES         AMOUNT
-----------                                    ------        -------         ------         ------
Issued from the sale of shares ..........      185,731    $  3,250,881       462,206     $  7,924,628
Issued in connection with the
   reinvestment of distributions ........        3,646          62,683         1,071           17,884
Redeemed ................................      (66,135)     (1,182,730)     (248,524)      (4,284,027)
                                            ----------    ------------    ----------     ------------
Net change ..............................      123,242    $  2,130,834       214,753     $  3,658,485
                                            ----------    ------------    ----------     ------------
                                            ----------    ------------    ----------     ------------


                                                                             115

LOOMIS SAYLES EQUITY FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-------------------------------------------------------------------------------
MARCH 31, 2000 (UNAUDITED)

                                                          LOOMIS SAYLES WORLDWIDE FUND
                                              --------------------------------------------------------
                                                 SIX MONTHS ENDED                 YEAR ENDED
                                                  MARCH 31, 2000              SEPTEMBER 30, 1999
                                              -------------------------   ----------------------------
INSTITUTIONAL CLASS                            SHARES         AMOUNT         SHARES       AMOUNT
-------------------                            ------        -------         ------       ------
Issued from the sale of shares ..........      66,482     $    931,565        21,333      $    207,430
Issued in connection with the
   reinvestment of distributions ........      48,902          580,451        51,481           461,788
Redeemed ................................     (13,441)        (177,114)      (24,798)         (246,534)
                                            ----------    ------------    ----------      ------------
Net change ..............................     101,943     $  1,334,902        48,016      $    422,684
                                            ----------    ------------    ----------      ------------
                                            ----------    ------------    ----------      ------------

RETAIL CLASS                                   SHARES         AMOUNT         SHARES       AMOUNT
-------------------                            ------        -------         ------       ------
Issued from the sale of shares ..........      15,892     $    233,673         6,580      $     63,000
Issued in connection with the
   reinvestment of distributions ........         989           11,696           549             4,916
Redeemed ................................      (4,313)         (58,244)       (1,936)          (18,780)
                                            ----------    ------------    ----------      ------------
Net change ..............................      12,568     $    187,125         5,193      $     49,136
                                            ----------    ------------    ----------      ------------
                                            ----------    ------------    ----------      ------------

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